UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

ANNUAL REPORT Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Indexsm Fund Wilshire Large Cap Core Plus Fund

December 31, 2011 www.wilfunds.com

Wilshire Mutual Funds, Inc.

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	2
Large Company Value Portfolio	6
Small Company Growth Portfolio	10
Small Company Value Portfolio	14
Wilshire 5000 IndexSM Fund	18
Wilshire Large Cap Core Plus Fund	24
Disclosure of Fund Expenses	28
Condensed Schedules of Investments:
Large Company Growth Portfolio	31
Large Company Value Portfolio	33
Small Company Growth Portfolio	35
Small Company Value Portfolio	37
Wilshire 5000 IndexSM Fund	39
Schedule of Investments:
Wilshire Large Cap Core Plus Fund	41
Schedule of Securities Sold Short:
Wilshire Large Cap Core Plus Fund	47
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	53
Statement of Cash Flows	57
Financial Highlights:
Large Company Growth Portfolio	58
Large Company Value Portfolio	60
Small Company Growth Portfolio	62
Small Company Value Portfolio	64
Wilshire 5000 IndexSM Fund	66
Wilshire Large Cap Core Plus Fund	70
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	83
Additional Fund Information	84
Tax Information	89
Board Approval of Advisory and Subadvisory Agreements	91

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present the 2011 Annual Report to all shareholders of the Wilshire Mutual Funds, Inc. This report covers the twelve month period (the “Period”) ended December 31, 2011, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (the “Funds”).

MARKET ENVIRONMENT

Volatility and uncertainty were defining attributes of 2011 as macroeconomic events weighed on markets worldwide. The Japanese earthquake and tsunami roiled markets in the first quarter, casting substantial doubt on the future of the world’s third largest economy and disrupting global supply chains. Geopolitical unrest in the Middle East exploded with the “Arab Spring,” which played out for the duration of the year with a revolutionary spate of protests across the region. During the second quarter protracted political gridlock in Washington caused a delay in raising the debt ceiling, with an agreement finally coming in the eleventh hour but not until after the damage was done. Standard and Poor’s downgraded the U.S.’s debt rating from AAA to AA+ on August 5th, 2011, contributing to the largest one-day market move of 2011 on August 8, 2011, when the Wilshire 5000 Total Market IndexSM lost $1.0 trillion. The Federal Reserve continued the expansion of its balance sheet by announcing “Operation Twist” in the third quarter, a policy maneuver that involved selling short-term assets and buying long-term assets in an effort to push down long-term interest rates. Lastly, the European debt crisis continued unabated in the fourth quarter, with questions surrounding Greece, Italy, and Portugal’s fiscal futures all hanging in the balance.

Against the backdrop of significant and ongoing macroeconomic uncertainty, markets continued to disregard stock-specific fundamentals. The Wilshire 5000 Total Market IndexSM returned 0.99 percent for the year, heartily outpacing developed and emerging international market equities which fell by -12.1 percent and -18.4 percent, respectively. Performance of most U.S. equity sub-asset class styles closed the year down with the exceptions of large cap value and U.S. real estate, which ended 2011 up 3.7 percent and 9.2 percent, respectively. One of the worst performing equity styles this year was microcap, which closed the year down -13.5 percent. Fixed income investors watched interest rates sink to historic lows as the U.S. 10-year Treasury bond dropped below two percent as global investors shifted towards higher quality assets en masse. Additionally, the U.S. dollar reversed its trend by appreciating against other foreign currencies.

FUND PERFORMANCE OVERVIEW

Against this backdrop, markets continued to focus on the macroeconomic headlines, flocking to the perceived safety of defensively-oriented stocks and making 2011 a difficult year for active management. The S&P 500 Index outperformed roughly four-fifths of the managers in the large core mutual fund universe, while the MSCI EAFE Index outperformed nearly 2/3 of all actively-managed funds. The Funds were not immune to this trend, with all Funds—with the exception of the Small Company Growth Portfolio—underperforming their respective benchmarks.

We are always mindful that markets can behave erratically and current trends shift swiftly. You can expect us to continue to work diligently to manage your investments and seek to generate returns commensurate with the Funds’ investment objectives. As always, we appreciate your continued support and confidence.

Sincerely,

Jamie Ohl
President

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(1.44)%
Five Years Ended 12/31/11	1.18%
Ten Years Ended 12/31/11	2.45%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	2.64%
Five Years Ended 12/31/11	2.50%
Ten Years Ended 12/31/11	2.60%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth
 Portfolio, Investment Class Shares and the Russell 1000 Growth Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(1.09)%
Five Years Ended 12/31/11	1.54%
Ten Years Ended 12/31/11	2.81%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	2.64%
Five Years Ended 12/31/11	2.50%
Ten Years Ended 12/31/11	2.60%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth
 Portfolio, Institutional Class Shares and the Russell 1000 Growth Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and –13.5 percent, respectively.

The Wilshire Large Company Growth Portfolio Institutional Class returned -1.09% for the year ended December 31, 2011, underperforming the benchmark (the Russell 1000 Growth Index) return of 2.64%. Underperformance was driven by poor stock selection in Financials, Materials and Information Technology as well as an underweight in Consumer Staples. Underperformance was modestly offset by strong stock selection in Health Care.

Despite the Fund’s underperformance versus its benchmark, we remain confident in our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2012 and should benefit as macroeconomic fears are allayed and investors return their focus to company fundamentals.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(3.36)%
Five Years Ended 12/31/11	(4.21)%
Ten Years Ended 12/31/11	2.29%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	0.39%
Five Years Ended 12/31/11	(2.64)%
Ten Years Ended 12/31/11	3.89%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value
 Portfolio, Investment Class Shares and the Russell 1000 Value Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(2.95)%
Five Years Ended 12/31/11	(4.02)%
Ten Years Ended 12/31/11	2.53%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	0.39%
Five Years Ended 12/31/11	(2.64)%
Ten Years Ended 12/31/11	3.89%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value
 Portfolio, Institutional Class Shares and the Russell 1000 Value Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and -13.5 percent, respectively.

The Wilshire Large Company Value Portfolio Institutional Class returned -2.95% for the year ended December 31, 2011, underperforming the benchmark (the Russell 1000 Value Index) return of 0.39%. Underperformance was driven by poor stock selection in Information Technology, Industrials and Consumer Staples. Underperformance was modestly offset by strong stock selection in Financials and Energy.

Despite the Fund’s underperformance versus its benchmark, we remain confident in our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2012 and should benefit as macroeconomic fears are allayed and investors return their focus to company fundamentals.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(0.31)%
Five Years Ended 12/31/11	1.57%
Ten Years Ended 12/31/11	5.56%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	(2.91)%
Five Years Ended 12/31/11	2.09%
Ten Years Ended 12/31/11	4.48%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth
 Portfolio, Investment Class Shares and the Russell 2000 Growth Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.52% of average net assets were waived for the Investment Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(0.06)%
Five Years Ended 12/31/11	1.80%
Ten Years Ended 12/31/11	5.81%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	(2.91)%
Five Years Ended 12/31/11	2.09%
Ten Years Ended 12/31/11	4.48%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth
 Portfolio, Institutional Class Shares and the Russell 2000 Growth Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.46% of average net assets were waived for the Institutional Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and -13.5 percent, respectively.

The Wilshire Small Company Growth Portfolio Institutional Class returned -0.06% for the year ended December 31, 2011, outperforming the benchmark (the Russell 2000 Growth Index) return of -2.91% by 2.85%. Outperformance was driven primarily by strong stock selection in Health Care, Materials and Industrials, mitigated slightly by poor stock selection in Information Technology.

We are pleased with the performance of the Fund and are encouraged by the current activities and positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2012 and should benefit as macroeconomic fears are allayed and investors return their focus on company fundamentals.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(7.54)%
Five Years Ended 12/31/11	(1.86)%
Ten Years Ended 12/31/11	5.87%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	(5.50)%
Five Years Ended 12/31/11	(1.87)%
Ten Years Ended 12/31/11	6.40%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value
Portfolio, Investment Class Shares and the Russell 2000 Value Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.40% of average net assets were waived in the Investment Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(6.95)%
Five Years Ended 12/31/11	(1.47)%
Ten Years Ended 12/31/11	6.24%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	(5.50)%
Five Years Ended 12/31/11	(1.87)%
Ten Years Ended 12/31/11	6.40%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value
Portfolio, Institutional Class Shares and the Russell 2000 Value Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.40% of average net assets were waived in the Institutional Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and -13.5 percent, respectively.

The Wilshire Small Company Value Portfolio, Institutional Class returned -6.95% for the year ended December 31 2011, underperforming the benchmark (the Russell 2000 Value Index) return of -5.50%. Underperformance was driven by poor stock selection in Financials, Consumer Discretionary and information Technology and poor sector allocation in Utilities.

Despite the Fund’s underperformance versus its benchmark, we remain confident in our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2012 and should benefit as macroeconomic fears are allayed and investors return their focus to company fundamentals.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	0.21%
Five Years Ended 12/31/11	(0.48)%
Ten Years Ended 12/31/11	2.95%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/11	0.99%
Five Years Ended 12/31/11	0.13%
Ten Years Ended 12/31/11	3.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	0.43%
Five Years Ended 12/31/11	(0.28)%
Ten Years Ended 12/31/11	3.20%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/11	0.99%
Five Years Ended 12/31/11	0.13%
Ten Years Ended 12/31/11	3.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	0.54%
Five Years Ended 12/31/11	(0.43)%
Ten Years Ended 12/31/11	2.92%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/11	0.99%
Five Years Ended 12/31/11	0.13%
Ten Years Ended 12/31/11	3.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Qualified Class Shares and the Wilshire 5000 IndexSM through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	0.25%
Five Years Ended 12/31/11	(0.53)%
Ten Years Ended 12/31/11	2.90%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/11	0.99%
Five Years Ended 12/31/11	0.13%
Ten Years Ended 12/31/11	3.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Horace Mann Class Shares and the Wilshire 5000 IndexSM through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and -13.5 percent, respectively.

The Wilshire 5000 IndexSM Fund Institutional Class returned 0.43% for the year ended December 31, 2011, slightly trailing the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 0.99% by 0.56%. The slight underperformance is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Large Cap Core Plus Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(2.28)%
Inception (11/15/07) through 12/31/11	(5.06)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	2.11%
Inception (11/15/07) through 12/31/11	(1.37)%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire Large Cap
Core Plus Fund, Investment Class Shares and the S&P 500 Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.06% of average net assets were waived in the Investment Class Shares.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/11	(2.11)%
Inception (11/15/07) through 12/31/11	(4.77)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/11	2.11%
Inception (11/15/07) through 12/31/11	(1.37)%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire Large Cap
Core Plus Fund, Institutional Class Shares and the S&P 500 Index through 12/31/11.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2011, fees totaling 0.03% of average net assets were waived in the Institutional Class Shares.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

On the heels of a positive 2010, equity investors were bullish as 2011 began, but turned increasingly defensive as the year wore on. After trading sideways for the first two quarters of 2011, equity markets sold-off in August when the U.S. lost its AAA credit rating, prompting a worldwide retrenchment from risk assets. Markets rallied back in the fourth quarter of 2011 even though the headwinds from uncertainty in the euro zone increased. Despite record profits at U.S. companies, investors generally shifted out of cyclical, economically–sensitive sectors in favor of more defensive and stable areas of the market, particularly well-capitalized large cap companies with strong, recurring revenue streams. Utilities and Consumer Staples were the best performing sectors for the year, returning 18.7 percent and 13.9 percent, respectively, while Financials and Materials performed the worst, falling by -14.7 and -8.9 percent, respectively. For 2011, small capitalization stocks were down -3.4 percent against gains of 1.6 percent for large capitalization stocks. The large value style delivered the best returns for the year, up 3.7 percent, while small value and microcap stocks trailed other styles, down -5.3 percent and -13.5 percent, respectively.

The Wilshire Large Cap Core Plus Fund Institutional Class returned -2.11% for the year ended December 31, 2011, underperforming the benchmark (the S&P 500 Index) return of 2.11%. Underperformance was driven entirely from poor stock selection, particularly in Energy, Financials, and Health Care.

Despite the Fund’s underperformance versus its benchmark, we remain confident in our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into 2012 and should benefit as macroeconomic fears are allayed and investors return their focus to company fundamentals.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2011)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended December 31, 2011 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2011 (Unaudited)

	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expense Ratio(1)	Expenses Paid During Period 07/01/11-12/31/11(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$934.80	1.43%	$6.98
Institutional Class	$1,000.00	$936.60	1.07%	$5.24
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.99	1.43%	$7.28
Institutional Class	$1,000.00	$1,019.79	1.07%	$5.46
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$906.00	1.43%	$6.88
Institutional Class	$1,000.00	$908.20	0.91%	$4.37
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.99	1.43%	$7.28
Institutional Class	$1,000.00	$1,020.63	0.91%	$4.63
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$899.30	1.49%	$7.15
Institutional Class	$1,000.00	$900.70	1.16%	$5.55
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.67	1.49%	$7.60
Institutional Class	$1,000.00	$1,019.37	1.16%	$5.90
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$895.00	1.50%	$7.16
Institutional Class	$1,000.00	$899.40	0.51%(5)	$2.44
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.64	1.50%	$7.63
Institutional Class	$1,000.00	$1,022.64	0.51%(5)	$2.60

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2011 (Unaudited)

	Beginning Account Value 07/01/11	Ending Account Value 12/31/11	Expense Ratio(1)	Expenses Paid During Period 07/01/11-12/31/11(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$948.10	0.78%	$3.81
Institutional Class	$1,000.00	$949.30	0.57%	$2.81
Qualified Class	$1,000.00	$948.30	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$951.10	0.82%	$4.04
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.30	0.78%	$3.95
Institutional Class	$1,000.00	$1,022.32	0.57%	$2.91
Qualified Class	$1,000.00	$1,025.21	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$1,021.06	0.82%	$4.18
Wilshire Large Cap Core Plus Fund
Actual Fund Return
Investment Class	$1,000.00	$930.10	1.74%(3)	$8.46
Institutional Class	$1,000.00	$932.00	1.49%(3)	$8.84
Hypothetical 5% Return
Investment Class	$1,000.00	$1,016.43	1.74%(3)	$7.26
Institutional Class	$1,000.00	$1,017.69	1.49%(3)	$7.58

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short during the six-month period.

(4)
There were no expenses accrued in the Wilshire 5000 IndexSM Fund Qualified Class for the six months ended December 31, 2011 due to the low average net assets (of approximately $108) relative to the other classes of this Fund.

(5)
Expenses were low for the 12 months ended December 31, 2011 relative to prior years in part because there was a reimbursement to shareholders of approximately 0.37% for shareholder services fees accrued but not paid.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.0% ††
Consumer Discretionary — 16.4%
16,931	Amazon.com, Inc.†	1.7	$2,930,756
38,331	Burberry Group PLC ADR	0.8	1,419,780
3,725	Chipotle Mexican Grill, Inc., Class A†	0.7	1,258,081
86,551	Johnson Controls, Inc.	1.6	2,705,584
25,248	McDonald's Corp.	1.5	2,533,132
2,985	priceline.com, Inc.†	0.8	1,396,114
18,167	TJX Cos., Inc.	0.7	1,172,680
32,050	Walt Disney Co. (The)	0.7	1,201,875
321,359	Other Securities	7.9	13,104,514
			27,722,516
Consumer Staples — 9.2%
16,732	British American Tobacco PLC ADR	0.9	1,587,532
23,103	Coca-Cola Co. (The)	1.0	1,616,517
22,195	Diageo PLC ADR	1.1	1,940,287
11,537	Estee Lauder Cos., Inc. (The), Class A	0.8	1,295,836
50,667	General Mills, Inc.	1.2	2,047,453
35,336	Philip Morris International, Inc.	1.7	2,773,169
18,897	Wal-Mart Stores, Inc.	0.7	1,129,285
41,650	Other Securities	1.8	3,195,507
			15,585,586
Energy — 10.6%
23,325	Cameron International Corp.†	0.7	1,147,357
80,970	Cobalt International Energy, Inc.†	0.7	1,256,654
64,016	Exxon Mobil Corp.	3.2	5,425,996
22,441	Hess Corp.	0.8	1,274,649
31,496	Schlumberger, Ltd.	1.3	2,151,492
159,991	Other Securities	3.9	6,713,515
			17,969,663
Financials — 3.8%
32,247	Visa, Inc., Class A	1.9	3,274,038
81,971	Other Securities	1.9	3,200,057
			6,474,095

Shares	Percentage of Net Assets (%)	Value
Health Care — 13.5%
23,495	Alexion Pharmaceuticals, Inc.†	1.0	$1,679,893
22,158	Allergan, Inc.	1.1	1,944,143
11,819	Biogen Idec, Inc.†	0.8	1,300,681
33,342	Express Scripts, Inc., Class A†	0.9	1,490,054
69,567	Gilead Sciences, Inc.†	1.7	2,847,377
21,158	Johnson & Johnson	0.8	1,387,542
29,381	Medco Health Solutions, Inc.†	1.0	1,642,398
14,175	Perrigo Co.	0.8	1,379,227
24,161	WellPoint, Inc.	0.9	1,600,666
217,781	Other Securities	4.5	7,584,325
			22,856,306
Industrials — 11.8%
23,700	Caterpillar, Inc.	1.3	2,147,220
26,800	Fastenal Co.	0.7	1,168,748
22,527	Fluor Corp.	0.7	1,131,982
24,326	General Dynamics Corp.	1.0	1,615,490
15,300	Union Pacific Corp.	1.0	1,620,882
308,532	Other Securities	7.1	12,183,734
			19,868,056
Information Technology — 28.4%
64,074	Acme Packet, Inc.†	1.2	1,980,527
26,626	Apple, Inc.†	6.4	10,783,530
35,787	Citrix Systems, Inc.†	1.3	2,172,987
26,275	Cognizant Technology Solutions Corp., Class A†	1.0	1,689,745
56,900	EMC Corp.†	0.7	1,225,626
10,163	Google, Inc., Class A†	3.9	6,564,282
17,983	International Business Machines Corp.	2.0	3,306,714
89,145	Microsoft Corp.	1.4	2,314,204
102,712	QUALCOMM, Inc.	3.3	5,618,347
12,482	Salesforce.com, Inc.†	0.7	1,266,424
120,827	Western Union Co. (The)	1.3	2,206,301
256,834	Other Securities	5.2	8,862,854
			47,991,541

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
Materials — 5.2%
60,948	Freeport-McMoRan Copper & Gold, Inc.	1.3	$2,242,277
20,116	Monsanto Co.	0.8	1,409,528
33,730	Mosaic Co.	1.0	1,701,004
63,073	Other Securities	2.1	3,391,665
			8,744,474
Telecommunication Services — 0.1%
4,210	Other Securities	0.1	168,905

Total Common Stock
(Cost $139,501,599)			167,381,142

SHORT-TERM INVESTMENT — 1.1%
1,883,379	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $1,883,379)	1.1	1,883,379

Total Investments — 100.1%
(Cost $141,384,978)			169,264,521
Other Assets & Liabilities, Net — (0.1)%			(191,179)

NET ASSETS — 100.0%			$169,073,342

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2011, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1% ††
Consumer Discretionary — 10.3%
6,500	J.C. Penney Co., Inc.	0.7	$228,475
7,950	Omnicom Group, Inc.	1.1	354,411
34,025	Staples, Inc.	1.5	472,607
75,010	Other Securities	7.0	2,218,852
			3,274,345
Consumer Staples — 6.8%
12,862	Avon Products, Inc.	0.7	224,699
9,921	CVS Caremark Corp.	1.2	404,578
1,993	Lorillard, Inc.	0.7	227,202
8,525	Molson Coors Brewing Co., Class B	1.2	371,179
11,195	Smithfield Foods, Inc.†	0.8	271,815
18,940	Other Securities	2.2	673,178
			2,172,651
Energy — 13.8%
9,405	BP PLC ADR	1.3	401,970
8,159	Chevron Corp.	2.7	868,117
7,208	ConocoPhillips	1.6	525,247
9,674	Exxon Mobil Corp.	2.6	819,968
7,345	Royal Dutch Shell PLC ADR, Class A	1.7	536,846
31,376	Other Securities	3.9	1,231,584
			4,383,732
Financials — 25.6%
3,276	ACE, Ltd.	0.7	229,713
16,900	Allstate Corp. (The)	1.5	463,229
10,150	Axis Capital Holdings, Ltd.	1.0	324,394
7,079	Capital One Financial Corp.	1.0	299,371
17,914	Citigroup, Inc.	1.5	471,317
19,073	Discover Financial Services	1.4	457,752
2,650	Franklin Resources, Inc.	0.8	254,559
2,625	Goldman Sachs Group, Inc. (The)	0.7	237,379
15,625	JPMorgan Chase & Co.	1.6	519,531
37,883	KeyCorp	0.9	291,320
13,198	MetLife, Inc.	1.3	411,514
11,315	PNC Financial Services Group, Inc.	2.1	652,536
9,062	State Street Corp.	1.2	365,289

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
22,575	UBS AG	0.8	$267,062
161,964	Other Securities	9.1	2,864,962
			8,109,928
Health Care — 11.2%
6,300	Abbott Laboratories	1.1	354,249
6,667	Bristol-Myers Squibb Co.	0.7	234,945
13,922	Merck & Co., Inc.	1.7	524,860
37,761	Pfizer, Inc.	2.6	817,148
11,669	UnitedHealth Group, Inc.	1.9	591,385
21,768	Other Securities	3.2	1,046,969
			3,569,556
Industrials — 8.9%
19,100	General Electric Co.	1.1	342,081
4,100	L-3 Communications Holdings, Inc., Class 3	0.9	273,388
23,275	Masco Corp.	0.8	243,922
13,137	Northrop Grumman Corp.	2.4	768,252
42,564	Other Securities	3.7	1,206,097
			2,833,740
Information Technology — 11.3%
14,575	CA, Inc.	0.9	294,634
11,100	Computer Sciences Corp.	0.8	263,070
27,737	Dell, Inc.†	1.3	405,792
25,103	Hewlett-Packard Co.	2.1	646,653
11,948	Intel Corp.	0.9	289,739
11,751	Microsoft Corp.	1.0	305,056
8,500	TE Connectivity, Ltd.	0.8	261,885
43,294	Other Securities	3.5	1,109,838
			3,576,667
Materials — 4.8%
2,909	Domtar Corp.	0.7	232,604
9,571	Freeport-McMoRan Copper & Gold, Inc.	1.1	352,117
4,475	PPG Industries, Inc.	1.2	373,618
2,850	Sherwin-Williams Co. (The)	0.8	254,419
8,858	Other Securities	1.0	295,814
			1,508,572
Telecommunication Services — 2.6%
22,851	AT&T, Inc.	2.2	691,014
5,439	Other Securities	0.4	140,816
			831,830

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.8%
6,323	FirstEnergy Corp.	0.9	$280,109
23,305	Other Securities	2.9	924,007
			1,204,116
Total Common Stock
(Cost $29,596,347)			31,465,137

SHORT-TERM INVESTMENT — 1.1%
327,267	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $327,267)	1.1	327,267

Total Investments — 100.2%
(Cost $29,923,614)			31,792,404
Other Assets & Liabilities, Net — (0.2)%			(51,192)

NET ASSETS — 100.0%			$31,741,212

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2011, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.6%
Consumer Discretionary — 15.6%
3,006	AFC Enterprises, Inc.†	0.6	$44,188
4,296	Ameristar Casinos, Inc.	1.1	74,278
1,142	Blue Nile, Inc.†	0.7	46,685
2,312	Cheesecake Factory, Inc. (The)†	1.0	67,857
1,511	Cracker Barrel Old Country Store, Inc.	1.1	76,169
3,220	Pier 1 Imports, Inc.†	0.7	44,855
450	Strayer Education, Inc.	0.7	43,736
1,300	Sturm Ruger & Co., Inc.	0.6	43,498
23,814	Other Securities	9.1	627,003
			1,068,269
Consumer Staples — 4.5%
1,252	Nu Skin Enterprises, Inc., Class A	0.9	60,809
3,522	Pantry, Inc. (The)†	0.6	42,159
3,217	Vector Group, Ltd.	0.8	57,134
7,237	Other Securities	2.2	147,489
			307,591
Energy — 10.6%
511	Apco Oil and Gas International, Inc.	0.6	41,759
1,348	Complete Production Services, Inc.†	0.7	45,239
2,842	CVR Energy, Inc.†	0.8	53,231
1,814	Energy XXI Bermuda, Ltd.†	0.9	57,830
3,280	Goodrich Petroleum Corp.†	0.7	45,034
1,212	Rosetta Resources, Inc.†	0.8	52,722
2,180	World Fuel Services Corp.	1.3	91,516
22,642	Other Securities	4.8	335,564
			722,895
Financials — 4.6%
503	Credit Acceptance Corp.†	0.6	41,266
1,140	World Acceptance Corp.†	1.2	83,790
7,171	Other Securities	2.8	190,192
			315,248

Shares	Percentage of Net Assets (%)	Value
Health Care — 20.6%
2,068	Cepheid, Inc.†	1.1	$71,160
940	Chemed Corp.	0.7	48,137
2,533	Cubist Pharmaceuticals, Inc.†	1.5	100,357
2,602	Emergent Biosolutions, Inc.†	0.6	43,818
1,102	Jazz Pharmaceuticals, Inc.†	0.6	42,570
1,295	Medicis Pharmaceutical Corp., Class A	0.7	43,059
2,858	Momenta Pharmaceuticals, Inc.†	0.7	49,701
7,720	PDL BioPharma, Inc.	0.7	47,864
1,025	Questcor Pharmaceuticals, Inc.†	0.6	42,620
1,466	Salix Pharmaceuticals, Ltd.†	1.1	70,148
3,394	Spectrum Pharmaceuticals, Inc.†	0.7	49,654
3,555	Team Health Holdings, Inc.†	1.2	78,459
49,025	Other Securities	10.4	715,427
			1,402,974
Industrials — 15.7%
1,461	Allegiant Travel Co., Class A†	1.1	77,930
2,307	DXP Enterprises, Inc.†	1.1	74,285
1,789	Hexcel Corp.†	0.6	43,312
560	National Presto Industries, Inc.	0.8	52,416
1,496	TAL International Group, Inc.	0.6	43,070
1,495	Tennant Co.	0.8	58,111
1,048	Woodward Governor Co.	0.6	42,895
37,070	Other Securities	10.1	679,531
			1,071,550
Information Technology — 21.7%
1,020	CACI International, Inc., Class A†	0.8	57,038
1,642	Forrester Research, Inc.†	0.8	55,729
1,784	Heartland Payment Systems, Inc.	0.6	43,458
3,149	j2 Global, Inc.	1.3	88,613
600	MicroStrategy, Inc., Class A†	1.0	64,992
2,283	Quest Software, Inc.†	0.6	42,464
1,390	Tyler Technologies, Inc.†	0.6	41,853
2,570	Veeco Instruments, Inc.†	0.8	53,456
56,190	Other Securities	15.2	1,034,379
			1,481,982

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
Materials — 4.9%
1,164	Innophos Holdings, Inc.	0.8	$56,524
450	NewMarket Corp.	1.3	89,149
13,492	Other Securities	2.8	186,835
			332,508
Telecommunication Services — 1.4%
4,790	General Communication, Inc., Class A†	0.7	46,894
4,814	Other Securities	0.7	48,732
			95,626
Utilities — 0.0%
134	Other Securities	0.0	1,063

Total Common Stock
(Cost $6,276,429)			6,799,706

Short-Term Investment — 0.5%
36,585	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $36,585)	0.5	36,585

Total Investments — 100.1%
(Cost $6,313,014)			6,836,291
Other Assets & Liabilities, Net — (0.1)%			(10,092)

NET ASSETS — 100.0%			$6,826,199

†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2011, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2% ††
Consumer Discretionary — 9.0%
4,056	Cabela's, Inc.†	1.2	$103,104
1,800	Scholastic Corp.	0.6	53,946
20,004	School Specialty, Inc.†	0.6	50,010
37,346	Other Securities	6.6	588,866
			795,926
Consumer Staples — 3.5%
4,300	Pantry, Inc. (The)†	0.6	51,471
1,266	TreeHouse Foods, Inc.†	0.9	82,771
11,463	Other Securities	2.0	174,919
			309,161
Energy — 7.7%
1,827	Swift Energy Co.†	0.6	54,298
3,359	World Fuel Services Corp.	1.6	141,011
43,157	Other Securities	5.5	482,858
			678,167
Financials — 34.0%
14,422	American Equity Investment Life Holding Co.	1.7	149,989
8,707	Banco Latinoamericano de Comercio Exterior SA, Class E	1.6	139,747
7,045	Boston Private Financial Holdings, Inc.	0.6	55,937
4,303	CBL & Associates Properties, Inc.‡	0.8	67,557
2,282	DuPont Fabros Technology, Inc.‡	0.6	55,270
1,359	Entertainment Properties Trust‡	0.7	59,402
6,668	Equity One, Inc.‡	1.3	113,223
1,429	FBL Financial Group, Inc., Class A	0.5	48,614
10,934	First Busey Corp.	0.6	54,670
11,946	First Commonwealth Financial Corp.	0.7	62,836
4,042	FirstMerit Corp.	0.7	61,155
2,384	Hatteras Financial Corp.‡	0.7	62,866
1,778	Highwoods Properties, Inc.‡	0.6	52,753
4,649	MB Financial, Inc.	0.9	79,498

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
1,500	National Health Investors, Inc.‡	0.7	$65,970
16,968	National Penn Bancshares, Inc.	1.6	143,210
2,140	ProAssurance Corp.	1.9	170,815
3,809	Safeguard Scientifics, Inc.†	0.7	60,144
1,250	Sovran Self Storage, Inc.‡	0.6	53,337
11,166	Susquehanna Bancshares, Inc.	1.1	93,571
2,355	SVB Financial Group†	1.3	112,310
5,326	Webster Financial Corp.	1.2	108,597
82,419	Other Securities	12.9	1,144,893
			3,016,364
Health Care — 11.4%
2,259	Centene Corp.†	1.0	89,434
3,061	Magellan Health Services, Inc.†	1.7	151,428
17,383	Maxygen, Inc.†	1.1	97,866
2,613	Viropharma, Inc.†	0.8	71,570
33,982	Other Securities	6.8	602,039
			1,012,337
Industrials — 15.5%
11,221	Aircastle, Ltd.	1.6	142,731
1,394	FTI Consulting, Inc.†	0.7	59,134
2,094	Hexcel Corp.†	0.6	50,696
1,862	Mueller Industries, Inc.	0.8	71,538
4,697	RailAmerica, Inc.†	0.8	69,938
2,260	Tredegar Corp.	0.6	50,217
1,015	Unifirst Corp.	0.7	57,591
36,717	Other Securities	9.7	876,671
			1,378,516
Information Technology — 10.2%
4,352	Richardson Electronics, Ltd.	0.6	53,486
2,388	Scansource, Inc.†	1.0	85,968
9,513	United Online, Inc.	0.6	51,751
2,702	Veeco Instruments, Inc.†	0.6	56,202
6,500	XO Group, Inc.†	0.6	54,210
44,342	Other Securities	6.8	604,506
			906,123

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
Materials — 3.9%
2,484	HB Fuller Co.	0.6	$57,405
1,986	Sensient Technologies Corp.	0.8	75,270
11,660	Other Securities	2.5	216,858
			349,533
Telecommunication Services — 2.2%
6,000	USA Mobility, Inc.	0.9	83,220
13,743	Other Securities	1.3	115,197
			198,417
Utilities — 1.8%
2,908	MGE Energy, Inc.	1.5	136,007
926	Other Securities	0.3	22,197
			158,204
Total Common Stock
(Cost $8,321,264)			8,802,748

Short-Term Investment — 0.8%
72,564	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $72,564)	0.8	72,564

Total Investments — 100.0%
(Cost $8,393,828)			8,875,312
Other Assets & Liabilities, Net — 0.0%			1,269

NET ASSETS — 100.0%			$8,876,581

‡	Real Estate Investment Trust
†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2011, all of the Portfolio’s investments were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 11.3%
3,975	Amazon.com, Inc.†	0.5	$688,072
22,983	Comcast Corp. Special, Class A	0.4	544,927
14,850	Home Depot, Inc. (The)	0.4	624,294
11,940	McDonald's Corp.	0.8	1,197,940
19,118	Walt Disney Co. (The)	0.5	716,925
543,074	Other Securities	8.7	13,225,733
			16,997,891
Consumer Staples — 10.3%
22,575	Altria Group, Inc.	0.4	669,349
24,220	Coca-Cola Co. (The)	1.1	1,694,673
14,742	CVS Caremark Corp.	0.4	601,179
17,271	Kraft Foods, Inc., Class A	0.4	645,245
18,340	PepsiCo, Inc.	0.8	1,216,859
18,925	Philip Morris International, Inc.	1.0	1,485,234
31,752	Procter & Gamble Co. (The)	1.4	2,118,176
20,295	Wal-Mart Stores, Inc.	0.8	1,212,829
156,061	Other Securities	4.0	5,904,134
			15,547,678
Energy — 11.7%
22,019	Chevron Corp.	1.6	2,342,822
15,701	ConocoPhillips	0.8	1,144,132
55,849	Exxon Mobil Corp.	3.1	4,733,761
9,405	Occidental Petroleum Corp.	0.6	881,249
15,629	Schlumberger, Ltd.	0.7	1,067,617
234,489	Other Securities	4.9	7,532,127
			17,701,708
Financials — 15.6%
117,248	Bank of America Corp.	0.4	651,899
21,495	Berkshire Hathaway, Inc., Class B†	1.1	1,640,068
33,765	Citigroup, Inc.	0.6	888,357
5,925	Goldman Sachs Group, Inc. (The)	0.4	535,798
44,709	JPMorgan Chase & Co.	1.0	1,486,574
22,209	U.S. Bancorp	0.4	600,753
57,817	Wells Fargo & Co.	1.1	1,593,437

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
691,133	Other Securities	10.6	$16,115,984
			23,512,870
Health Care — 11.7%
18,000	Abbott Laboratories	0.7	1,012,140
9,571	Amgen, Inc.	0.4	614,554
18,400	Bristol-Myers Squibb Co.	0.4	648,416
30,085	Johnson & Johnson	1.3	1,972,974
33,305	Merck & Co., Inc.	0.8	1,255,599
90,304	Pfizer, Inc.	1.3	1,954,179
11,712	UnitedHealth Group, Inc.	0.4	593,564
292,588	Other Securities	6.4	9,519,899
			17,571,325
Industrials — 10.7%
7,635	3M Co.	0.4	624,009
7,200	Boeing Co. (The)	0.4	528,120
6,800	Caterpillar, Inc.	0.4	616,080
122,646	General Electric Co.	1.5	2,196,590
5,060	Union Pacific Corp.	0.4	536,057
8,500	United Parcel Service, Inc., Class B	0.4	622,115
9,254	United Technologies Corp.	0.5	676,375
328,893	Other Securities	6.7	10,381,182
			16,180,528
Information Technology — 17.8%
10,085	Apple, Inc.†	2.7	4,084,425
63,623	Cisco Systems, Inc.	0.8	1,150,304
2,760	Google, Inc., Class A†	1.2	1,782,684
23,177	Hewlett-Packard Co.	0.4	597,040
59,366	Intel Corp.	1.0	1,439,625
12,910	International Business Machines Corp.	1.6	2,373,891
90,140	Microsoft Corp.	1.6	2,340,034
45,630	Oracle Corp.	0.8	1,170,410
19,425	QUALCOMM, Inc.	0.7	1,062,548
525,380	Other Securities	7.0	10,833,025
			26,833,986
Materials — 3.9%
175,506	Other Securities	3.9	5,921,679
			5,921,679

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	December 31, 2011

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 2.8%
68,524	AT&T, Inc.	1.4	$2,072,166
32,759	Verizon Communications, Inc.	0.9	1,314,291
85,483	Other Securities	0.5	810,061
			4,196,518
Utilities — 4.0%
182,112	Other Securities	4.0	6,053,192

Total Common Stock
(Cost $95,864,777)			150,517,375

WARRANTS — 0.0%
7	Other Securities (Cost $0)		—

SHORT-TERM INVESTMENT — 0.2%
334,814	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $334,814)	0.2	334,814

Total Investments — 100.0%
(Cost $96,199,591)			150,852,189
Other Assets & Liabilities, Net — 0.0%			52,874

NET ASSETS — 100.0%			$150,905,063

†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of December 31, 2011, all of the Fund’s investments were considered Level 1, except for Atherogenics, Inc., BearingPoint, Inc., Building Materials Holding Corp., California Coastal Community, Inc., Idearc, Inc., Journal Register Co., Lear Corp., Magnum Hunter Resource Warrants, Noble International, Ltd., Orleans Homebuilders, Inc., and SIRVA, Inc., which are Level 3. The value of Atherogenics, Inc., BearingPoint, Inc., Building Materials Holding Corp., California Coastal Community, Inc., Idearc, Inc., Journal Register Co., Lear Corp., Magnum Hunter Resource Warrants, Noble International, Ltd., Orleans Homebuilders, Inc., and SIRVA, Inc., at January 1, 2011 was zero, and the value has remained zero throughout the period ended December 31, 2011.

Investments in Securities
Beginning balance as of January 1, 2011	$760
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	(760)
Net transfer in and/or out of Level 3	—
Ending balance as of December 31, 2011	$—

For the year ended December 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments	December 31, 2011

Shares	Value
COMMON STOCK — 119.3%
Consumer Discretionary — 13.0%
10,770	Abercrombie & Fitch Co., Class A(a)	$526,007
2,600	Advance Auto Parts, Inc.(a)	181,038
4,980	Amazon.com, Inc. † (a)	862,038
5,900	Bed Bath & Beyond, Inc. †	342,023
5,200	Best Buy Co., Inc.(a)	121,524
9,550	CBS Corp., Class B(a)	259,187
11,300	Coach, Inc.(a)	689,752
16,900	Comcast Corp. Special, Class A(a)	400,699
1,350	DeVry, Inc.(a)	51,921
5,750	Dick's Sporting Goods, Inc.(a)	212,060
28,080	DISH Network Corp., Class A(a)	799,718
2,900	Dollar Tree, Inc. † (a)	241,019
10,050	Foot Locker, Inc.(a)	239,592
18,150	Ford Motor Co.(a)	195,294
7,650	GameStop Corp., Class A † (a)	184,595
12,400	Gannett Co., Inc.(a)	165,788
11,300	Gap, Inc. (The)	209,615
3,150	Genuine Parts Co.(a)	192,780
10,000	Home Depot, Inc. (The)(a)	420,400
11,900	International Game Technology(a)	204,680
19,500	Interpublic Group of Cos., Inc. (The)(a)	189,735
17,670	Johnson Controls, Inc.(a)	552,364
3,950	Kohl's Corp.	194,933
4,100	Lear Corp.(a)	163,180
55,300	Leggett & Platt, Inc.	1,274,112
11,200	Lowe's Cos., Inc.(a)	284,256
7,600	Macy's, Inc.(a)	244,568
7,550	Mattel, Inc.(a)	209,588
5,550	Meredith Corp.(a)	181,208
18,300	News Corp., Class A(a)	326,472
4,050	NIKE, Inc., Class B(a)	390,299
3,500	Nordstrom, Inc.(a)	173,985
2,550	Omnicom Group, Inc.(a)	113,679
3,150	O'Reilly Automotive, Inc. † (a)	251,843
5,550	PetSmart, Inc.(a)	284,660
1,820	priceline.com, Inc. † (a)	851,232
3,500	PVH Corp.(a)	246,715

Shares	Value
Consumer Discretionary (continued)
10,600	Regis Corp.(a)	$175,430
4,700	Ross Stores, Inc.(a)	223,391
2,000	Stanley Black & Decker, Inc.(a)	135,200
9,100	Starbucks Corp.(a)	418,691
14,820	Starwood Hotels & Resorts Worldwide, Inc.(a)	710,915
30,100	Thomson Reuters Corp.	802,767
2,150	Tiffany & Co.(a)	142,459
11,960	Time Warner Cable, Inc., Class A(a)	760,297
8,600	Time Warner, Inc.(a)	310,804
12,600	VF Corp.(a)	1,600,073
23,290	Viacom, Inc., Class B(a)	1,057,599
14,250	Walt Disney Co. (The)(a)	534,375
3,050	Whirlpool Corp.(a)	144,723
5,900	Williams-Sonoma, Inc.(a)	227,150
5,000	Wyndham Worldwide Corp.(a)	189,150
4,870	Wynn Resorts, Ltd.(a)	538,086
34,270	Yum! Brands, Inc.	2,022,272
		22,425,941
Consumer Staples — 13.7%
49,340	Altria Group, Inc.(a)	1,462,931
6,100	Archer-Daniels-Midland Co.	174,460
33,500	Coca-Cola Co. (The)(a)	2,343,994
1,950	Colgate-Palmolive Co.(a)	180,161
6,350	Constellation Brands, Inc., Class A † (a)	131,255
1,950	Costco Wholesale Corp.(a)	162,474
48,070	CVS Caremark Corp.(a)	1,960,295
22,870	Dr. Pepper Snapple Group, Inc.(a)	902,908
9,140	Estee Lauder Cos., Inc. (The), Class A(a)	1,026,605
2,530	Green Mountain Coffee Roasters, Inc. † (a)	113,471
2,500	Hansen Natural Corp. † (a)	230,350
2,700	Hershey Co. (The)(a)	166,806
11,200	Hormel Foods Corp.	328,048
12,790	Kellogg Co.	646,790
4,100	Kimberly-Clark Corp.	301,596
12,600	Kraft Foods, Inc., Class A(a)	470,736

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2011

Shares	Value
Consumer Staples (continued)
38,440	Kroger Co. (The)(a)	$931,017
12,850	Lorillard, Inc.(a)	1,464,900
20,400	McCormick & Co., Inc.	1,028,568
6,960	Mead Johnson Nutrition Co., Class A	478,361
3,150	Molson Coors Brewing Co., Class B(a)	137,151
8,300	PepsiCo, Inc.(a)	550,705
34,000	Philip Morris International, Inc.(a)	2,668,319
58,170	Procter & Gamble Co. (The)(a)	3,880,520
5,300	Reynolds American, Inc.(a)	219,526
8,450	Safeway, Inc.	177,788
16,250	SUPERVALU, Inc.	131,950
12,700	Tyson Foods, Inc., Class A(a)	262,128
4,150	Universal Corp.(a)	190,734
5,400	Walgreen Co.(a)	178,524
5,700	Wal-Mart Stores, Inc.(a)	340,632
6,550	Whole Foods Market, Inc.(a)	455,749
		23,699,452
Energy — 14.4%
5,270	Apache Corp.(a)	477,357
2,850	Baker Hughes, Inc.(a)	138,624
2,800	BG Group PLC ADR(a)	299,600
6,950	Cameron International Corp. † (a)	341,871
50,130	Chevron Corp.(a)	5,333,831
8,000	Comstock Resources, Inc. † (a)	122,400
12,750	ConocoPhillips	929,093
5,000	Consol Energy, Inc.(a)	183,500
11,930	Denbury Resources, Inc. † (a)	180,143
3,500	Devon Energy Corp.(a)	217,000
6,360	Ensco PLC ADR(a)	298,411
2,900	EOG Resources, Inc.(a)	285,679
20,600	EQT Corp.	1,128,674
32,200	Exxon Mobil Corp.(a)	2,729,272
23,330	Halliburton Co.(a)	805,118
2,850	Helmerich & Payne, Inc.	166,326
8,130	Hess Corp.(a)	461,784
7,700	HollyFrontier Corp.(a)	180,180
41,700	Kinder Morgan, Inc.	1,341,489
6,650	Marathon Oil Corp.(a)	194,646
10,975	Marathon Petroleum Corp.(a)	365,358

Shares	Value
Energy (continued)
4,500	Murphy Oil Corp.(a)	$250,830
10,860	National Oilwell Varco, Inc.(a)	738,371
21,630	Occidental Petroleum Corp.(a)	2,026,731
9,800	Patterson-UTI Energy, Inc.(a)	195,804
5,300	Peabody Energy Corp.(a)	175,483
5,980	QEP Resources, Inc.(a)	175,214
38,100	Royal Dutch Shell PLC ADR, Class A(a)	2,784,728
8,500	RPC, Inc.(a)	155,125
5,800	Schlumberger, Ltd.(a)	396,198
42,200	Seadrill Ltd. †	1,400,196
3,700	SM Energy Co.(a)	270,470
7,650	Valero Energy Corp.(a)	161,033
		24,910,539

Financials — 15.3%
26,350	Aflac, Inc.(a)	1,139,901
4,000	Allstate Corp. (The)(a)	109,640
5,250	American Express Co.(a)	247,643
6,450	American Financial Group, Inc.(a)	237,941
5,550	American Tower Corp., Class A(a)	333,056
3,400	Ameriprise Financial, Inc.(a)	168,776
2,800	Assurant, Inc.(a)	114,968
12,650	BancorpSouth, Inc.(a)	139,403
55,650	Bank of America Corp.	309,414
7,200	Bank of New York Mellon Corp. (The)(a)	143,352
22,580	Berkshire Hathaway, Inc., Class B † (a)	1,722,853
6,600	BlackRock, Inc., Class A	1,176,384
16,200	Brandywine Realty Trust(a)	153,900
5,900	Capital One Financial Corp.(a)	249,511
9,470	CBRE Group, Inc., Class A † (a)	144,133
3,000	Chubb Corp.(a)	207,660
14,850	Citigroup, Inc.(a)	390,704
3,750	CME Group, Inc., Class A(a)	913,763
7,300	CNA Financial Corp.(a)	195,275
14,430	Comerica, Inc.(a)	372,294
6,037	Commerce Bancshares, Inc.(a)	230,130
20,000	Cullen/Frost Bankers, Inc.	1,058,200
8,000	Discover Financial Services(a)	192,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2011

Shares	Value
Financials (continued)
14,100	Equity Residential(a)	$804,123
10,600	Fifth Third Bancorp	134,832
26,870	First Horizon National Corp.(a)	214,960
8,840	Goldman Sachs Group, Inc. (The)(a)	799,401
9,750	Hospitality Properties Trust(a)	224,055
11,100	Interactive Brokers Group, Inc., Class A(a)	165,834
5,250	International Bancshares Corp.(a)	96,259
42,000	Invesco, Ltd.(a)	843,780
7,620	Investment Technology Group, Inc. † (a)	82,372
111,890	JPMorgan Chase & Co.(a)	3,720,342
91,250	KeyCorp(a)	701,713
20,150	Lincoln National Corp.(a)	391,313
4,650	Loews Corp.(a)	175,073
1,650	M&T Bank Corp.(a)	125,961
36,330	MetLife, Inc.(a)	1,132,769
4,700	Morgan Stanley(a)	71,111
16,500	NASDAQ OMX Group, Inc. (The) † (a)	404,415
90,000	New York Community Bancorp, Inc.	1,113,300
10,000	Platinum Underwriters Holdings, Ltd.(a)	341,100
4,800	PNC Financial Services Group, Inc.(a)	276,816
3,000	Principal Financial Group, Inc.(a)	73,800
3,850	Prudential Financial, Inc.(a)	192,962
9,940	Public Storage(a)	1,336,531
65,750	Regions Financial Corp.(a)	282,725
3,000	Reinsurance Group of America, Inc., Class A(a)	156,750
4,400	State Street Corp.(a)	177,364
8,850	SunTrust Banks, Inc.(a)	156,645
24,420	TD Ameritrade Holding Corp.(a)	382,173
12,350	U.S. Bancorp(a)	334,068
11,500	Unum Group(a)	242,305
3,730	Visa, Inc., Class A(a)	378,707
34,100	Wells Fargo & Co.(a)	939,796
		26,424,256

Shares	Value
Health Care — 13.8%
38,600	Abbott Laboratories(a)	$2,170,477
3,400	Aetna, Inc.(a)	143,446
8,060	Allergan, Inc.	707,184
42,800	AmerisourceBergen Corp., Class A(a)	1,591,731
16,570	Amgen, Inc.(a)	1,063,960
7,640	Biogen Idec, Inc. † (a)	840,782
35,000	Boston Scientific Corp. † (a)	186,900
13,050	Bristol-Myers Squibb Co.	459,882
3,850	Cardinal Health, Inc.(a)	156,349
3,900	Cerner Corp. † (a)	238,875
4,450	CIGNA Corp.(a)	186,900
9,200	Community Health Systems, Inc. † (a)	160,540
3,350	Cooper Cos., Inc. (The)(a)	236,242
10,150	Coventry Health Care, Inc. † (a)	308,256
3,900	Covidien PLC(a)	175,539
8,130	DENTSPLY International, Inc.(a)	284,469
7,750	Eli Lilly & Co.(a)	322,090
11,140	Express Scripts, Inc., Class A †	497,847
5,100	Forest Laboratories, Inc. †	154,326
6,240	Gilead Sciences, Inc. † (a)	255,403
8,900	Health Net, Inc. † (a)	270,738
22,000	Hologic, Inc. † (a)	385,220
6,840	Hospira, Inc. † (a)	207,731
2,850	Humana, Inc.(a)	249,689
18,740	Johnson & Johnson(a)	1,228,969
2,650	McKesson Corp.(a)	206,462
7,590	Medicis Pharmaceutical Corp., Class A(a)	252,368
11,500	Medtronic, Inc.(a)	439,875
23,600	Merck & Co., Inc.(a)	889,720
8,200	Novo Nordisk ADR	945,132
8,980	Omnicare, Inc.(a)	309,361
10,860	Onyx Pharmaceuticals, Inc. † (a)	477,297
12,700	PerkinElmer, Inc.(a)	254,000
191,440	Pfizer, Inc.(a)	4,142,761
1,880	Regeneron Pharmaceuticals, Inc. †	104,208
5,050	SXC Health Solutions Corp. † (a)	285,224
2,800	Teleflex, Inc.(a)	171,612

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2011

Shares	Value
Health Care (continued)
6,400	Thermo Fisher Scientific, Inc. † (a)	$287,808
4,000	United Therapeutics Corp. † (a)	189,000
21,400	UnitedHealth Group, Inc.(a)	1,084,552
9,900	Valeant Pharmaceuticals International, Inc. † (a)	462,231
5,500	Watson Pharmaceuticals, Inc. † (a)	331,870
5,000	WellCare Health Plans, Inc. † (a)	262,500
4,250	WellPoint, Inc.(a)	281,563
		23,861,089
Industrials — 13.6%
2,850	3M Co.	232,931
2,700	Alliant Techsystems, Inc.(a)	154,332
17,040	Boeing Co. (The)(a)	1,249,883
3,500	Carlisle Cos., Inc.(a)	155,050
19,760	Caterpillar, Inc.(a)	1,790,255
5,300	Chicago Bridge & Iron Co. NV(a)	200,340
10,800	CSX Corp.(a)	227,448
8,230	Cummins, Inc.(a)	724,405
18,910	Danaher Corp.(a)	889,526
4,050	Deere & Co.(a)	313,268
6,550	Deluxe Corp.(a)	149,078
3,500	Donaldson Co., Inc.(a)	238,280
3,050	Dover Corp.(a)	177,053
24,200	Eaton Corp.(a)	1,053,426
20,550	Emerson Electric Co.(a)	957,425
4,050	Expeditors International of Washington, Inc.(a)	165,888
9,350	Fastenal Co.(a)	407,754
2,900	FedEx Corp.(a)	242,179
4,060	Flowserve Corp.(a)	403,239
3,150	Gardner Denver, Inc.(a)	242,739
2,950	General Dynamics Corp.	195,910
87,390	General Electric Co.(a)	1,565,154
7,050	Honeywell International, Inc.(a)	383,168
1	Huntington Ingalls Industries, Inc. †	31
3,400	Illinois Tool Works, Inc.(a)	158,814
3,540	Joy Global, Inc.(a)	265,394
6,550	Kennametal, Inc.(a)	239,206

Shares	Value
Industrials (continued)
4,600	Lockheed Martin Corp.(a)	$372,140
3,200	MSC Industrial Direct Co., Inc., Class A(a)	228,960
7,600	Norfolk Southern Corp.(a)	553,736
3,700	Northrop Grumman Corp.	216,376
26,000	PACCAR, Inc.	974,220
2,350	Parker Hannifin Corp.(a)	179,188
4,100	Precision Castparts Corp.	675,639
26,550	Raytheon Co.(a)	1,284,488
6,320	Republic Services, Inc., Class A(a)	174,116
2,050	Rockwell Automation, Inc.(a)	150,409
11,700	RR Donnelley & Sons Co.(a)	168,831
4,350	Snap-on, Inc.(a)	220,197
3,250	SPX Corp.(a)	195,878
3,950	Towers Watson & Co., Class A(a)	236,724
6,100	Trinity Industries, Inc.(a)	183,366
5,000	Tyco International, Ltd.(a)	233,550
24,550	Union Pacific Corp.(a)	2,600,826
6,590	United Parcel Service, Inc., Class B(a)	482,322
14,950	United Technologies Corp.(a)	1,092,695
3,700	URS Corp. † (a)	129,944
9,950	Werner Enterprises, Inc.(a)	239,795
1,250	WW Grainger, Inc.(a)	233,988
		23,609,564
Information Technology — 21.5%
33,350	Accenture PLC, Class A	1,775,221
15,400	Activision Blizzard, Inc.(a)	189,728
13,850	Akamai Technologies, Inc. † (a)	447,078
11,930	Apple, Inc. † (a)	4,831,649
9,950	Applied Materials, Inc.(a)	106,565
7,200	Autodesk, Inc. † (a)	218,376
16,900	Avago Technologies, Ltd.	487,734
12,500	AVX Corp.(a)	159,500
20,150	Broadcom Corp., Class A(a)	591,604
6,500	CA, Inc.	131,398
8,500	Check Point Software Technologies, Ltd. † (a)	446,590
39,000	Cisco Systems, Inc.(a)	705,120

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2011

Shares	Value
Information Technology (continued)
4,120	Citrix Systems, Inc. †	$250,166
16,110	Cognizant Technology Solutions Corp., Class A † (a)	1,036,034
57,400	Compuware Corp. † (a)	477,568
9,950	Corning, Inc.(a)	129,151
13,950	Dell, Inc. † (a)	204,089
6,600	Diebold, Inc.(a)	198,462
4,500	DST Systems, Inc.(a)	204,840
7,850	eBay, Inc. † (a)	238,091
16,200	Electronic Arts, Inc. † (a)	333,720
24,460	EMC Corp. † (a)	526,868
1,800	Factset Research Systems, Inc.(a)	157,104
12,840	Fidelity National Information Services, Inc.(a)	341,416
4,100	Global Payments, Inc.(a)	194,258
4,400	Google, Inc., Class A † (a)	2,841,959
34,240	Hewlett-Packard Co.(a)	882,022
6,650	IAC/InterActive Corp.(a)	283,290
50,250	Intel Corp.(a)	1,218,563
14,950	International Business Machines Corp.(a)	2,749,005
7,750	Jabil Circuit, Inc.(a)	152,365
19,410	Juniper Networks, Inc. † (a)	396,158
2,900	KLA-Tencor Corp.(a)	139,925
4,630	Lam Research Corp. † (a)	171,403
5,650	Lexmark International, Inc., Class A(a)	186,846
5,500	Mantech International Corp., Class A(a)	171,820
950	Mastercard, Inc., Class A(a)	354,179
45,100	Microchip Technology, Inc.	1,652,013
103,450	Microsoft Corp.(a)	2,685,561
6,900	Molex, Inc.(a)	164,634
26,200	Motorola Solutions, Inc.(a)	1,212,798
12,250	NCR Corp. † (a)	201,635
9,700	NeuStar, Inc., Class A † (a)	331,449
10,500	NVIDIA Corp. † (a)	145,530
33,090	ON Semiconductor Corp. † (a)	255,455
27,250	Oracle Corp.(a)	698,963
5,600	Paychex, Inc.(a)	168,616
4,900	Plantronics, Inc.(a)	174,636

Shares	Value
Information Technology (continued)
48,590	QUALCOMM, Inc.(a)	$2,657,872
4,150	SanDisk Corp. † (a)	204,222
47,170	Sapient Corp.(a)	594,342
7,050	Symantec Corp. † (a)	110,333
4,600	Tech Data Corp. † (a)	227,286
5,800	Teradata Corp. † (a)	281,358
18,000	Texas Instruments, Inc.(a)	523,980
13,000	Vishay Intertechnology, Inc. † (a)	116,870
7,432	VMware, Inc., Class A †	618,268
4,050	Western Digital Corp. † (a)	125,348
25,000	Xerox Corp.(a)	199,000
		37,280,034
Materials — 4.5%
5,050	Celanese Corp., Ser A, Class A(a)	223,564
2,930	CF Industries Holdings, Inc.(a)	424,791
3,150	Cliffs Natural Resources, Inc.(a)	196,403
7,950	Dow Chemical Co. (The)	228,642
11,930	Ecolab, Inc.(a)	689,673
7,600	EI du Pont de Nemours & Co.(a)	347,928
2,150	FMC Corp.(a)	184,986
14,160	Freeport-McMoRan Copper & Gold, Inc.(a)	520,946
7,600	International Paper Co.(a)	224,960
22,800	LyondellBasell Industries NV, Class A(a)	740,771
6,450	MeadWestvaco Corp.(a)	193,178
4,500	Monsanto Co.(a)	315,315
6,050	Newmont Mining Corp.(a)	363,061
4,480	PPG Industries, Inc.(a)	374,035
4,880	Praxair, Inc.	521,672
4,250	Reliance Steel & Aluminum Co.(a)	206,933
5,100	Sensient Technologies Corp.(a)	193,290
49,000	Southern Copper Corp.	1,478,819
9,150	United States Steel Corp.(a)	242,109
7,850	Weyerhaeuser Co.(a)	146,560
		7,817,636
Telecommunication Services — 3.5%
110,900	AT&T, Inc.(a)	3,353,615
22,669	CenturyLink, Inc.(a)	843,287
13,520	NII Holdings, Inc. † (a)	287,976
121,140	Sprint Nextel Corp. † (a)	283,468

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2011

Shares	Value
Telecommunication Services (continued)
12,000	Telephone & Data Systems, Inc.(a)	$310,680
23,500	Verizon Communications, Inc.(a)	942,820
		6,021,846
Utilities — 6.0%
28,150	AES Corp. (The) † (a)	333,296
5,000	Alliant Energy Corp.(a)	220,550
6,100	Ameren Corp.(a)	202,093
9,400	CMS Energy Corp.(a)	207,552
2,550	Consolidated Edison, Inc.(a)	158,177
3,700	DTE Energy Co.(a)	201,465
19,450	Duke Energy Corp.(a)	427,900
19,220	Edison International(a)	795,708
7,600	Entergy Corp.	555,180
20,180	Exelon Corp.(a)	875,207
9,100	Great Plains Energy, Inc.(a)	198,198
7,200	IDACORP, Inc.(a)	305,352
4,050	Integrys Energy Group, Inc.(a)	219,429
12,600	ITC Holdings Corp.	956,088
23,100	NextEra Energy, Inc.	1,406,327
16,100	Oneok, Inc.(a)	1,395,709
8,000	Pepco Holdings, Inc.(a)	162,400
44,000	PPL Corp.(a)	1,294,480
2,900	Public Service Enterprise Group, Inc.(a)	95,729
4,350	Southern Co.(a)	201,362
8,550	Xcel Energy, Inc.(a)	236,322
		10,448,524
Total Common Stock (Cost $181,406,669)		206,498,881

SHORT-TERM INVESTMENT— 0.7%
1,271,078	Northern Trust Institutional Government Select Portfolio, 0.01% (b) (Cost $1,271,078)	1,271,078

Total Investments — 120.0%
(Cost $182,677,747)		207,769,959
Other Assets & Liabilities, Net — (20.0)%		(34,634,612)

NET ASSETS — 100.0%		$173,135,347

†	Non-income producing security.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Rate shown is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company

As of December 31, 2011, all of the Fund’s investments were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short	December 31, 2011

Shares	Value
SECURITIES SOLD SHORT — (20.0)%
Consumer Discretionary — (2.4)%
7,150	Aeropostale, Inc. †	$109,038
4,500	AMC Networks, Inc., Class A †	169,110
4,120	Bed Bath & Beyond, Inc. †	238,835
3,790	Buffalo Wild Wings, Inc. †	255,862
7,250	Cablevision Systems Corp., Class A	103,095
3,350	Choice Hotels International, Inc.	127,468
8,900	Collective Brands, Inc. †	127,893
4,250	DIRECTV, Class A †	181,730
15,550	Gap, Inc. (The)	288,452
11,510	Goodyear Tire & Rubber Co. (The) †	163,097
6,900	Hanesbrands, Inc. †	150,834
3,900	Harley-Davidson, Inc.	151,593
7,740	J.C. Penney Co., Inc.	272,060
2,670	Kohl's Corp.	131,765
8,900	Liberty Media Corp. - Interactive, Class A †	144,314
4,550	Life Time Fitness, Inc. †	212,713
7,900	Marriott International, Inc., Class A	230,443
5,500	MDC Holdings, Inc.	96,965
3,000	Mohawk Industries, Inc. †	179,550
4,700	Staples, Inc.	65,283
8,030	Urban Outfitters, Inc. †	221,307
6,000	Valassis Communications, Inc. †	115,380
3,550	Weight Watchers International, Inc.	195,286
3,100	WMS Industries, Inc. †	63,612
3,900	Yum! Brands, Inc.	230,139
		4,225,824
Consumer Staples — (1.8)%
9,220	Archer-Daniels-Midland Co.	263,692
19,730	Avon Products, Inc.	344,683
3,200	Beam, Inc.	163,936
3,550	Energizer Holdings, Inc. †	275,054
4,570	HJ Heinz Co.	246,963
8,870	Hormel Foods Corp.	259,802
2,500	Kellogg Co.	126,425
2,640	Kimberly-Clark Corp.	194,198
4,000	McCormick & Co., Inc.	201,680

Shares	Value
Consumer Staples (continued)
2,650	Mead Johnson Nutrition Co., Class A	$182,135
1,180	Ralcorp Holdings, Inc. †	100,890
8,230	Safeway, Inc.	173,159
12,900	SUPERVALU, Inc.	104,748
7,030	Sysco Corp.	206,190
8,000	Tootsie Roll Industries, Inc.	189,360
		3,032,915
Energy — (1.7)%
4,250	Alpha Natural Resources, Inc. †	86,828
10,200	Arch Coal, Inc.	148,002
4,030	Cimarex Energy Co.	249,457
12,800	ConocoPhillips	932,736
8,900	Exterran Holdings, Inc. †	80,990
5,800	FMC Technologies, Inc. †	302,934
3,990	Helmerich & Payne, Inc.	232,856
6,000	Patriot Coal Corp. †	50,820
14,500	Quicksilver Resources, Inc. †	97,295
3,000	Range Resources Corp.	185,820
1,800	SEACOR Holdings, Inc. †	160,128
15,600	Ultra Petroleum Corp. †	462,228
		2,990,094
Financials — (2.4)%
2,750	Affiliated Managers Group, Inc. †	263,863
600	Alleghany Corp. †	171,174
3,400	Aon Corp.	159,120
7,800	Arthur J. Gallagher & Co.	260,832
11,820	Bank of America Corp.	65,719
8,000	BankUnited, Inc.	175,920
7,590	CBOE Holdings, Inc.	196,277
4,960	Digital Realty Trust, Inc. ‡	330,683
6,850	Eaton Vance Corp.	161,934
11,430	Federated Investors, Inc., Class B	173,165
37,780	Fifth Third Bancorp	480,561
4,510	Franklin Resources, Inc.	433,231
13,665	General Growth Properties, Inc. ‡	205,248
2,600	Health Care, Inc. ‡	141,778
14,860	Legg Mason, Inc.	357,383
450	Markel Corp. †	186,602
5,550	Northern Trust Corp.	220,113
6,800	Omega Healthcare Investors, Inc. ‡	131,580
		4,115,183

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	December 31, 2011

Shares	Value
Health Care — (2.6)%
3,100	Allergan, Inc.	$271,993
1,800	Bio-Rad Laboratories, Inc., Class A †	172,872
5,210	Bristol-Myers Squibb Co.	183,600
8,400	Brookdale Senior Living, Inc., Class A †	146,076
11,810	Celgene Corp. †	798,355
5,900	Charles River Laboratories International, Inc. †	161,247
1,900	DaVita, Inc. †	144,039
3,100	Express Scripts, Inc., Class A †	138,539
11,360	Forest Laboratories, Inc. †	343,753
3,550	Henry Schein, Inc. †	228,727
11,550	Human Genome Sciences, Inc. †	85,355
2,450	IDEXX Laboratories, Inc. †	188,552
2,650	Laboratory Corp. of America Holdings †	227,821
4,800	Life Technologies Corp. †	186,768
2,600	Medco Health Solutions, Inc. †	145,340
4,500	Quest Diagnostics, Inc.	261,270
3,200	Regeneron Pharmaceuticals, Inc. †	177,376
5,770	St. Jude Medical, Inc.	197,911
6,050	VCA Antech, Inc. †	119,488
5,550	Warner Chilcott PLC, Class A †	83,972
3,510	Waters Corp. †	259,916
		4,522,970
Industrials — (3.0)%
2,530	3M Co.	206,777
4,800	Armstrong World Industries, Inc. †	210,576
7,600	Babcock & Wilcox Co. †	183,464
5,500	BE Aerospace, Inc. †	212,905
7,700	Corrections Corp. of America †	156,849
3,500	GATX Corp.	152,810
5,250	General Dynamics Corp.	348,653
7,700	Huntington Ingalls Industries, Inc. †	240,856
6,500	Iron Mountain, Inc.	200,200
5,500	JB Hunt Transport Services, Inc.	247,885
9,400	Korn/Ferry International †	160,364
3,900	Lennox International, Inc.	131,625
6,000	Northrop Grumman Corp.	350,880
5,250	Owens Corning †	150,780

Shares	Value
Industrials (continued)
8,540	PACCAR, Inc.	$319,994
5,000	Pentair, Inc.	166,450
8,000	Pitney Bowes, Inc.	148,320
1,000	Precision Castparts Corp.	164,790
3,250	Roper Industries, Inc.	282,328
20,200	Spirit Aerosystems Holdings, Inc., Class A †	419,755
2,500	Stericycle, Inc. †	194,800
7,800	Terex Corp. †	105,378
10,600	UTi Worldwide, Inc.	140,874
6,500	Verisk Analytics, Inc., Class A †	260,845
		5,158,158
Information Technology — (3.6)%
7,100	Accenture PLC, Class A	377,933
2,300	Alliance Data Systems Corp. †	238,832
3,250	ANSYS, Inc. †	186,160
15,500	ARM Holdings PLC ADR	428,884
4,700	Arrow Electronics, Inc. †	175,827
5,000	Avago Technologies, Ltd.	144,300
18,460	CA, Inc.	373,169
3,250	Citrix Systems, Inc. †	197,340
9,250	CoreLogic, Inc. †	119,603
4,800	Digital River, Inc. †	72,096
4,350	Fiserv, Inc. †	255,519
5,000	Gartner, Inc. †	173,850
11,150	Ingram Micro, Inc., Class A †	202,819
7,930	Intuit, Inc.	417,039
3,700	Itron, Inc. †	132,349
30,900	Marvell Technology Group, Ltd. †	427,965
54,500	Nokia OYJ ADR	262,690
5,100	Rackspace Hosting, Inc. †	219,351
6,200	Silicon Laboratories, Inc. †	269,204
4,000	Solera Holdings, Inc.	178,160
8,600	Synopsys, Inc. †	233,920
7,900	VeriSign, Inc.	282,188
2,800	VMware, Inc., Class A †	232,932
8,500	Western Union Co. (The)	155,210
15,430	Xilinx, Inc.	494,685
		6,252,025
Materials — (1.1)%
7,000	Allied Nevada Gold Corp. †	211,960
9,260	Dow Chemical Co. (The)	266,318
2,900	Martin Marietta Materials, Inc.	218,689

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	December 31, 2011

Shares	Value
Materials (continued)
6,330	Nucor Corp.	$250,478
7,350	Owens-Illinois, Inc. †	142,443
2,200	Praxair, Inc.	235,180
2,500	Royal Gold, Inc.	168,575
6,000	Silgan Holdings, Inc.	231,840
5,800	Sonoco Products Co.	191,168
		1,916,651
Telecommunication Services — (0.4)%
15,500	America Movil SAB de CV ADR, Ser L	350,300
5,750	SBA Communications Corp., Class A †	247,020
7,890	Windstream Corp.	92,629
		689,949
Utilities — (1.0)%
3,600	AGL Resources, Inc.	152,136
9,500	Aqua America, Inc.	209,475
16,500	Calpine Corp. †	269,445
20,340	Dynegy, Inc., Class A †	56,342
3,970	Entergy Corp.	290,008
3,000	ITC Holdings Corp.	227,640
11,800	NV Energy, Inc.	192,930
6,500	UGI Corp.	191,100
3,600	WGL Holdings, Inc.	159,192
		1,748,268

Securities Sold Short (Proceeds $34,143,860)		$34,652,037

Percentages are based on Net Assets of $173,135,347.

†	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
PLC— Public Limited Company

As of December 31, 2011, all of the Fund’s securities sold short were considered Level 1. For the year ended December 31, 2011, there were no Level 3 securities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurement.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
ASSETS:
Investments in securities, at value (Note 2)	$169,264,521	$31,792,404	$6,836,291	$8,875,312	$150,852,189	$207,769,959
Cash	104	—	—	—	712	317
Receivable for investment securities sold	904,748	2,874	—	—	7,350	135,238
Dividends and interest receivable	144,696	47,854	2,108	13,873	228,204	276,689
Receivable for Portfolio shares sold	101,913	1,083	182	3,165	27,247	12,951
Dividend reclaim receivable	59	1,070	—	—	—	235
Receivable from Adviser (Note 3)	—	—	1,940	4,640	—	36,752
Prepaid expenses and other assets	10,400	7,612	8,488	7,241	24,386	18,640
Total Assets	170,426,441	31,852,897	6,849,009	8,904,231	151,140,088	208,250,781

LIABILITIES:
Securities sold short, at value	—	—	—	—	—	34,652,037
Payable for investment securities purchased	894,407	—	—	—	—	114,708
Payable for Portfolio shares redeemed	180,465	58,352	3,887	6,463	74,918	9,848
Investment advisory fees payable (Note 3)	107,678	20,080	4,937	6,382	12,748	145,248
Distribution fees payable (Note 4)	20,882	6,747	1,449	1,323	22,595	17,340
Shareholder Service fees payable (Note 4)	25,227	958	835	742	18,045	3,535
Administration fees payable	10,050	1,874	407	526	8,923	10,167
Directors’ fees payable	2,581	475	102	132	2,256	2,578
Chief compliance officer expenses payable	910	167	36	46	796	909
Dividends payable on securities sold short	—	—	—	—	—	44,609
Accrued expenses and other payables	110,899	23,032	11,157	12,036	94,744	114,455
Total Liabilities	1,353,099	111,685	22,810	27,650	235,025	35,115,434

NET ASSETS	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347

NET ASSETS consist of:
Paid-in capital	$151,450,659	$45,004,364	$7,204,341	$11,034,317	$147,083,615	$160,925,372
Undistributed net investment income/(accumulated net investment loss)	—	(5)	(4,503)	(32,934)	73,463	(2)
Accumulated net realized loss on investments sold and securities sold short	(10,256,860)	(15,131,937)	(896,916)	(2,606,286)	(50,904,613)	(12,374,058)
Net unrealized appreciation of investments and securities sold short	27,879,543	1,868,790	523,277	481,484	54,652,598	24,584,035

NET ASSETS	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347

Investments in securities, at cost (Note 2)	$141,384,978	$29,923,614	$6,313,014	$8,393,828	$96,199,591	$182,677,747
Securities sold short, proceeds receivable	—	—	—	—	—	34,143,860

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Investment Class shares	$94,872,400	$30,967,950	$6,813,099	$8,794,793	$99,545,439	$80,003,834
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$74,200,942	$773,262	$13,100	$81,788	$50,251,931	$93,131,513
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$110	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,107,583	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	3,007,835	2,240,621	428,583	584,601	9,104,494	10,488,758
Institutional Class shares	2,273,879	55,880	789	5,383	4,600,371	12,147,830
Qualified Class shares	N/A	N/A	N/A	N/A	10	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	101,529	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$31.54	$13.82	$15.90	$15.04	$10.93	$7.63

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$32.63	$13.84	$16.60	$15.19	$10.92	$7.67

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.09	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$10.91	N/A

†	For the Wilshire Large Cap Core Plus Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
INVESTMENT INCOME:
Dividends	$2,102,193	$735,847	$48,649	$151,947	$3,140,640	$4,345,822
Interest	826	97	31	27	225	8,235
Foreign taxes withheld	(1,025)	—	—	—	(136)	(25,527)
Total income	2,101,994	735,944	48,680	151,974	3,140,729	4,328,530

EXPENSES:
Investment advisory fee (Note 3)	1,386,320	255,301	64,047	87,118	160,411	1,850,689
Distribution (12b-1) fees (Note 4)
Investment Class	262,674	82,757	15,902	25,333	262,219	213,227
Qualified Class	N/A	N/A	N/A	N/A	925	N/A
Horace Mann Class	N/A	N/A	N/A	N/A	4,160	N/A
Shareholder Service fees
Investment Class	119,569	6,897	7,697	8,775	56,516	27,558
Institutional Class	4,358	444	32	94	49,749	136
Administration and accounting fees (Note 3)	129,390	23,828	5,274	7,175	112,287	129,548
Directors' fees and expenses (Note 3)	34,031	6,275	1,400	1,893	29,513	34,036
Chief compliance officer expenses	1,100	201	44	76	961	1,096
Transfer agent fees (Note 3)	100,276	12,684	5,692	6,350	90,701	46,546
Professional fees	101,103	18,558	4,036	5,270	88,206	100,475
Printing fees	70,476	13,330	3,694	3,724	62,170	71,178
Registration and filing fees	33,157	26,189	24,597	24,875	51,304	38,279
Custodian fees (Note 3)	47,057	18,212	12,693	16,553	44,883	59,258
Rebates on/Costs for securities sold short (Note 2)	—	—	—	—	—	101,322
Dividend expense on securities sold short	—	—	—	—	—	1,026,656
Interest expense	—	—	—	—	—	303,461
Other	22,877	6,643	7,088	7,488	54,835	32,072
Total expenses	2,312,388	471,319	152,196	194,724	1,068,840	4,035,537
Fees waived by investment Adviser (Note 3)	—	—	(39,597)	(41,395)	—	(75,863)
Shareholder Service fees expense credit
Institutional Class	—	(1,552)	—	(347)	—	(2,131)
Net expenses	2,312,388	469,767	112,599	152,982	1,068,840	3,957,543
Net investment income/(loss)	(210,394)	266,177	(63,919)	(1,008)	2,071,889	370,987

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (NOTES 1 and 7):
Net realized gain/(loss) from:
Investments	19,056,395	2,558,053	1,625,193	1,630,319	4,689,955	10,551,529
Securities sold short	—	—	—	—	—	(6,177,685)
Net change in unrealized appreciation/(depreciation) on:
Investments	(20,776,717)	(3,902,707)	(1,548,423)	(2,313,120)	(6,547,746)	(15,694,658)
Securities sold short	—	—	—	—	—	7,419,803

Net realized and unrealized gain/(loss) on investments and securities sold short	(1,720,322)	(1,344,654)	76,770	(682,801)	(1,857,791)	(3,901,011)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,930,716)	$(1,078,477)	$12,851	$(683,809)	$214,098	$(3,530,024)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$(210,394)	$266,177	$(63,919)	$(1,008)	$2,071,889	$370,987
Net realized gain on investments and securities sold short	19,056,395	2,558,053	1,625,193	1,630,319	4,689,955	4,373,844
Net change in unrealized depreciation on investments and securities sold short	(20,776,717)	(3,902,707)	(1,548,423)	(2,313,120)	(6,547,746)	(8,274,855)
Net increase/(decrease) in net assets resulting from operations	(1,930,716)	(1,078,477)	12,851	(683,809)	214,098	(3,530,024)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(256,861)	—	(39,491)	(1,299,378)	(619,283)
Institutional Class shares	—	(9,947)	—	(922)	(764,700)	(994,442)
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(13,865)	N/A
Net Realized Capital Gains
Investment Class shares	—	—	—	—	—	(2,109,433)
Institutional Class shares	—	—	—	—	—	(2,435,339)
Total Distributions to Shareholders	—	(266,808)	—	(40,413)	(2,077,943)	(6,158,497)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,042,266	1,719,606	790,076	1,454,740	19,394,996	35,639
Shares issued as reinvestment of distributions	—	255,796	—	39,014	1,267,385	2,721,826
Shares redeemed	(19,884,541)	(3,578,375)	(1,495,115)	(5,735,611)	(24,678,838)	(9,997,018)
Net decrease in net assets from Investment Class share transactions	(15,842,275)	(1,602,973)	(705,039)	(4,241,857)	(4,016,457)	(7,239,553)
Institutional Class shares:
Shares sold	9,873,214	13,915	4,074	35	6,781,426	3,205,807
Shares issued as reinvestment of distributions	—	8,942	—	888	760,788	3,429,780
Shares redeemed	(16,937,860)	(325,176)	(185,985)	(68,015)	(10,288,790)	(11,738,689)
Net decrease in net assets from Institutional Class share transactions	(7,064,646)	(302,319)	(181,911)	(67,092)	(2,746,576)	(5,103,102)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,978	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(778,666)	N/A
Net decrease in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	(734,688)	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	42,075	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,865	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(141,090)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(85,150)	N/A
Net decrease in net assets from capital stock transactions	(22,906,921)	(1,905,292)	(886,950)	(4,308,949)	(7,582,871)	(12,342,655)
Net decrease in net assets	(24,837,637)	(3,250,577)	(874,099)	(5,033,171)	(9,446,716)	(22,031,176)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
End of year	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(4,503)	$(32,934)	$73,463	$(2)

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	124,807	121,345	45,137	91,474	1,711,879	4,334
Shares issued as reinvestment of distributions	—	18,416	—	2,574	115,427	364,597
Shares redeemed	(613,507)	(249,337)	(88,106)	(350,974)	(2,229,867)	(1,201,381)
Net decrease in Investment Class shares outstanding	(488,700)	(109,576)	(42,969)	(256,926)	(402,561)	(832,450)

Institutional Class shares:
Shares sold	296,601	922	225	2	605,494	397,872
Shares issued as reinvestment of distributions	—	643	—	58	69,351	455,164
Shares redeemed	(508,434)	(22,201)	(10,204)	(4,111)	(913,997)	(1,427,164)
Net decrease in Institutional Class shares outstanding	(211,833)	(20,636)	(9,979)	(4,051)	(239,152)	(574,128)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,756	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(68,517)	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(64,761)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,772	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,266	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,753)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(7,716)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$352,731	$175,536	$(26,834)	$92,608	$2,066,164	$336,069
Net realized gain on investments and securities sold short	20,072,678	2,330,315	762,451	807,665	2,527,828	6,003,724
Net change in unrealized appreciation on investments and securities sold short	11,507,509	1,654,255	875,125	2,062,626	19,319,715	15,463,097
Net increase in net assets resulting from operations	31,932,918	4,160,106	1,610,742	2,962,899	23,913,707	21,802,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	(44,463)	(169,091)	—	(103,932)	(1,318,200)	(492,236)
Institutional Class shares	(308,268)	(6,445)	—	(1,329)	(784,864)	(786,093)
Qualified Class shares	N/A	N/A	N/A	N/A	(9,365)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(15,317)	N/A
Net realized capital gains:
Investment Class shares	—	—	—	—	—	(982,815)
Institutional Class shares	—	—	—	—	—	(1,050,757)
Return of capital:
Investment Class shares	(7,088)	(1,840)	—	—	—	—
Institutional Class shares	(5,058)	(73)	—	—	—	—
Total distributions to shareholders	(364,877)	(177,449)	—	(105,261)	(2,127,746)	(3,311,901)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,315,864	1,929,294	370,534	6,809,631	16,153,766	5,403,581
Shares issued as reinvestment of distributions	50,650	170,235	—	102,880	1,288,288	1,471,983
Shares redeemed	(27,750,991)	(2,733,950)	(936,476)	(5,495,953)	(35,939,696)	(18,157,214)
Net increase/(decrease) in net assets from Investment Class share transactions	(23,384,477)	(634,421)	(565,942)	1,416,558	(18,497,642)	(11,281,650)
Institutional Class shares:
Shares sold	11,771,372	21,561	13,333	13,361	3,300,621	5,218,490
Shares issued as reinvestment of distributions	173,019	5,311	—	1,301	776,835	1,836,850
Shares redeemed	(32,064,571)	(521,719)	(5,499)	(60,188)	(24,747,016)	(22,715,586)
Net increase/(decrease) in net assets from Institutional Class share transactions	(20,120,180)	(494,847)	7,834	(45,526)	(20,669,560)	(15,660,246)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	66,781	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	9,364	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(69,535)	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	6,610	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,910	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	15,317	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(125,159)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(65,932)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(43,504,657)	(1,129,268)	(558,108)	1,371,032	(39,226,524)	(26,941,896)
Net increase/(decrease) in net assets	(11,936,616)	2,853,389	1,052,634	4,228,670	(17,440,563)	(8,450,907)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
End of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(3,885)	$(15,038)	$74,292	$39,353

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	154,299	145,789	26,143	484,722	1,638,373	801,864
Shares issued as reinvestment of distributions	1,578	11,781	—	6,246	116,376	181,428
Shares redeemed	(1,004,663)	(207,382)	(69,854)	(363,274)	(3,623,799)	(2,361,115)
Net increase/(decrease) in Investment Class shares outstanding	(848,786)	(49,812)	(43,711)	127,694	(1,869,050)	(1,377,823)
Institutional Class shares:
Shares sold	410,502	1,602	890	821	334,109	695,199
Shares issued as reinvestment of distributions	5,230	367	—	78	70,238	224,908
Shares redeemed	(1,144,750)	(39,689)	(408)	(4,126)	(2,519,678)	(3,060,849)
Net increase/(decrease) in Institutional Class shares outstanding	(729,018)	(37,720)	482	(3,227)	(2,115,331)	(2,140,742)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	6,610	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	847	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,686)	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	771	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	4,403	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,387	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,381)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(6,591)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Year Ended December 31, 2011

WILSHIRE LARGE CAP CORE PLUS FUND
INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(3,530,024)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(266,461,137)
Proceeds from disposition of investment securities	306,322,684
Purchases to cover securities sold short	(95,134,915)
Proceeds from securities sold short	77,616,493
Net realized (gain)/loss from:
Investments	(10,551,529)
Securities sold short	6,177,685
Net change in unrealized (appreciation)/depreciation on:
Investments	15,694,658
Securities sold short	(7,419,803)
Increase in dividends and interest receivable	(54,388)
Increase in reimbursements from advisor	(36,752)
Decrease in prepaid expenses and other assets	12,929
Decrease in dividend reclaim receivable	5,354
Decrease in investment advisory fees payable	(31,533)
Decrease in distribution (12b-1) fees payable	(2,887)
Decrease in service fees payable	(3,178)
Decrease in administration fees payable	(1,591)
Decrease in Directors’ fees payable	(3,269)
Increase in dividends payable on securities sold short	11,075
Increase in chief compliance officer expenses payable	909
Decrease accrued expenses and other payables	(1,671)
Net cash provided by operating activities	22,609,110

Cash Flows From Financing Activities:
Proceeds from shares sold	3,235,325
Payments on shares redeemed	(21,735,964)
Distributions to shareholders*	(6,891)
Net cash flows used in financing activities	(18,507,530)
Net increase in cash	4,101,580

Cash overdraft at beginning of year	(4,101,263)
Cash at end of year	$317

*	Non-cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $6,151,606 and interest paid of $303,461.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$32.00	$26.88		$20.12	$35.34	$36.20

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.09)	0.01		0.00	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.37)	5.12		6.76	(14.73)	6.18
Total from investment operations	(0.46)	5.13		6.76	(14.82)	6.05

Less distributions:
From net investment income	0.00	(0.01)		0.00	0.00	0.00
Return of capital	0.00	(0.00	)2	0.00	0.00	0.00
From capital gains	0.00	0.00		0.00	(0.40)	(6.91)
Total distributions	0.00	(0.01)		0.00	(0.40)	(6.91)

Net asset value, end of year	$31.54	$32.00		$26.88	$20.12	$35.34

Total return	(1.44)%	19.10%		33.60%	(41.88)%	16.33%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$94,872	$111,904		$116,799	$118,683	$312,297
Operating expenses	1.41%	1.42%		1.43%	1.43%	1.41%
Net investment income/(loss)	(0.27)%	0.04%		(0.02)%	(0.31)%	(0.32)%
Portfolio turnover rate	104%	167%		84%	178%	129%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$32.99	$27.70		$20.72	$36.25	$36.84

Income/(loss) from investment operations:
Net investment income1	0.03	0.12		0.08	0.02	0.03
Net realized and unrealized gain/(loss) on investments	(0.39)	5.30		6.98	(15.15)	6.29
Total from investment operations	(0.36)	5.42		7.06	(15.13)	6.32

Less distributions:
From net investment income	0.00	(0.13)		(0.08)	0.00	0.00
Return of capital	0.00	(0.00	)2	0.00	0.00	0.00
From capital gains	0.00	0.00		0.00	(0.40)	(6.91)
Total distributions	0.00	(0.13)		(0.08)	(0.40)	(6.91)

Net asset value, end of year	$32.63	$32.99		$27.70	$20.72	$36.25

Total return	(1.09)%	19.55%		34.07%	(41.70)%	16.80%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$74,201	$82,007		$89,049	$81,680	$169,017
Operating expenses	1.05%	1.05%		1.09%	1.06%	1.02%
Net investment income	0.09%	0.40%		0.33%	0.07%	0.08%
Portfolio turnover rate	104%	167%		84%	178%	129%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$14.42	$12.78	$10.02	$17.51	$22.99

Income/(loss) from investment operations:
Net investment income1	0.11	0.07	0.08	0.17	0.20
Net realized and unrealized gain/(loss) on investments	(0.59)	1.64	2.77	(7.45)	(0.58)
Total from investment operations	(0.48)	1.71	2.85	(7.28)	(0.38)

Less distributions:
From net investment income	(0.12)	(0.07)	(0.09)	(0.21)	(0.23)
Return of capital	0.00	(0.00	)2	0.00	0.00	(0.00	)2
From capital gains	0.00	0.00	0.00	0.00	2	(4.87)
Total distributions	(0.12)	(0.07)	(0.09)	(0.21)	(5.10)

Net asset value, end of year	$13.82	$14.42	$12.78	$10.02	$17.51

Total return	(3.36)%	13.40%	28.48%	(41.55)%	(2.00)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$30,968	$33,887	$30,677	$24,791	$57,314
Operating expenses	1.39%	1.39%	1.48%	1.49%	1.42%
Net investment income	0.77%	0.54%	0.75%	1.22%	0.85%
Portfolio turnover rate	140%	140%	188%	183%	120%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$14.44	$12.79	$10.01	$17.49	$23.04

Income/(loss) from investment operations:
Net investment income1	0.16	0.08	0.10	0.20	0.27
Net realized and unrealized gain/(loss) on investments	(0.58)	1.66	2.76	(7.45)	(0.64)
Total from investment operations	(0.42)	1.74	2.86	(7.25)	(0.37)

Less distributions:
From net investment income	(0.18)	(0.09)	(0.08)	(0.23)	(0.31)
Return of capital	0.00	(0.00	)2	0.00	0.00	(0.00	)2
From capital gains	0.00	0.00	0.00	0.00	2	(4.87)
Total distributions	(0.18)	(0.09)	(0.08)	(0.23)	(5.18)

Net asset value, end of year	$13.84	$14.44	$12.79	$10.01	$17.49

Total return	(2.95)%	13.57%	28.60%	(41.41)%	(1.92)%

Ratios to average net assets/supplemental data:
Net assets, end of year(in 000’s)	$773	$1,105	$1,461	$4,736	$8,469
Operating expenses including reimbursement/waiver	1.00%	1.27%	1.36%	1.30%	1.12%
Operating expenses excluding reimbursement/waiver	1.16%	1.27%	1.36%	1.30%	1.12%
Net investment income	1.13%	0.65%	0.97%	1.34%	1.15%
Portfolio turnover rate	140%	140%	188%	183%	120%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$15.95	$12.64	$9.70	$16.94	$17.46

Income/(loss) from investment operations:
Net investment loss1	(0.14)	(0.05)	(0.08)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.09 *	3.36	3.02	(6.56)	1.60
Total from investment operations	(0.05)	3.31	2.94	(6.66)	1.51

Less distributions:
From capital gains	0.00	0.00	0.00	(0.58)	(2.03)
Total distributions	0.00	0.00	0.00	(0.58)	(2.03)

Net asset value, end of year	$15.90	$15.95	$12.64	$9.70	$16.94

Total return	(0.31)%	26.19%	30.31%	(39.13)%	8.36%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$6,813	$7,521	$6,513	$5,273	$18,702
Operating expenses including reimbursement/waiver	1.50%	1.45%	1.50%	1.47%	1.46%
Operating expenses excluding reimbursement/waiver	2.02%	2.18%	2.41%	2.07%	2.06%
Net investment loss	(0.85)%	(0.41)%	(0.74)%	(0.66)%	(1.09)%
Portfolio turnover rate	177%	83%	98%	87%	99%

1	The selected per share data was calculated using the average shares outstanding method for the year.

*
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$16.61	$13.12	$10.03	$17.50	$17.93

Income/(loss) from investment operations:
Net investment loss1	(0.12)	(0.01)	(0.04)	(0.06)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.11 *	3.50	3.13	(6.83)	1.66
Total from investment operations	(0.01)	3.49	3.09	(6.89)	1.60

Less distributions:
From capital gains	0.00	0.00	0.00	(0.58)	(2.03)
Total distributions	0.00	0.00	0.00	(0.58)	(2.03)

Net asset value, end of year	$16.60	$16.61	$13.12	$10.03	$17.50

Total return	(0.06)%	26.60%	30.81%	(39.17)%	8.58%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$13	$179	$135	$154	$298
Operating expenses including reimbursement/waiver	1.23%	1.15%	1.18%	1.24%	1.21%
Operating expenses excluding reimbursement/waiver	1.69%	1.87%	2.09%	1.78%	1.81%
Net investment loss	(0.68)%	(0.09)%	(0.43)%	(0.39)%	(0.92)%
Portfolio turnover rate	177%	83%	98%	87%	99%

1	The selected per share data was calculated using the average shares outstanding method for the year.

*
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$16.34	$13.32	$10.93	$16.49	$18.77

Income/(loss) from investment operations:
Net investment income1	0.00	0.12	0.05	0.09	0.10
Net realized and unrealized gain/(loss) on investments	(1.23)	3.02	2.44	(5.51)	(0.70)
Total from investment operations	(1.23)	3.14	2.49	(5.42)	(0.60)

Less distributions:
From net investment income	(0.07)	(0.12)	(0.10)	(0.14)	(0.11)
From capital gains	0.00	0.00	0.00	0.00	2	(1.57)
Total distributions	(0.07)	(0.12)	(0.10)	(0.14)	(1.68)

Net asset value, end of year	$15.04	$16.34	$13.32	$10.93	$16.49

Total return	(7.54)%	23.60%	22.81%	(32.81)%	(3.45)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$8,795	$13,754	$9,511	$8,211	$21,630
Operating expenses including reimbursement/waiver	1.50%	1.50%	1.50%	1.34%	1.19%
Operating expenses excluding reimbursement/waiver	1.90%	1.87%	2.01%	1.94%	1.79%
Net investment income/(loss)	(0.02)%	0.82%	0.49%	0.62%	(0.05)%
Portfolio turnover rate	118%	89%	61%	83%	68%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amount is less than $0.01 per share

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$16.51	$13.45	$11.02	$16.61	$18.90

Income/(loss) from investment operations:
Net investment income1	0.09	0.14	0.07	0.12	0.17
Net realized and unrealized gain/(loss) on investments	(1.24)	3.06	2.48	(5.51)	(0.72)
Total from investment operations	(1.15)	3.20	2.55	(5.39)	(0.55)

Less distributions:
From net investment income	(0.17)	(0.14)	(0.12)	(0.20)	(0.17)
From capital gains	0.00	0.00	0.00	0.00	2	(1.57)
Total distributions	(0.17)	(0.14)	(0.12)	(0.20)	(1.74)

Net asset value, end of year	$15.19	$16.51	$13.45	$11.02	$16.61

Total return	(6.95)%	23.80%	23.11%	(32.37)%	(3.18)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$82	$156	$170	$441	$5,652
Operating expenses including reimbursement/waiver	0.94%	1.29%	1.30%	1.00%	0.91%
Operating expenses excluding reimbursement/waiver	1.64%	1.67%	1.71%	1.61%	1.51%
Net investment income	0.53%	0.96%	0.65%	0.82%	0.30%
Portfolio turnover rate	118%	89%	61%	83%	68%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$11.05	$9.61	$7.67	$12.42	$12.02

Income/(loss) from investment operations:
Net investment income1	0.14	0.13	0.11	0.15	0.15
Net realized and unrealized gain/(loss) on investments	(0.12)	1.45	1.96	(4.77)	0.42
Total from investment operations	0.02	1.58	2.07	(4.62)	0.57

Less distributions:
From net investment income	(0.14)	(0.14)	(0.13)	(0.13)	(0.17)
Total distributions	(0.14)	(0.14)	(0.13)	(0.13)	(0.17)

Net asset value, end of year	$10.93	$11.05	$9.61	$7.67	$12.42

Total return	0.21%	16.44%	26.98%	(37.11)%	4.75%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$99,545	$105,019	$109,304	$98,032	$143,090
Operating expenses	0.74%	0.72%	0.77%	0.78%	0.68%
Net investment income	1.22%	1.26%	1.36%	1.48%	1.20%
Portfolio turnover rate	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$11.04	$9.60	$7.67	$12.41	$12.02

Income/(loss) from investment operations:
Net investment income1	0.16	0.15	0.13	0.17	0.19
Net realized and unrealized gain/(loss) on investments	(0.11)	1.45	1.95	(4.76)	0.41
Total from investment operations	0.05	1.60	2.08	(4.59)	0.60

Less distributions:
From net investment income	(0.17)	(0.16)	(0.15)	(0.15)	(0.21)
Total distributions	(0.17)	(0.16)	(0.15)	(0.15)	(0.21)

Net asset value, end of year	$10.92	$11.04	$9.60	$7.67	$12.41

Total return	0.43%	16.71%	27.10%	(36.95)%	4.97%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$50,252	$53,415	$66,764	$55,088	$113,721
Operating expenses	0.53%	0.50%	0.54%	0.59%	0.39%
Net investment income	1.43%	1.48%	1.59%	1.62%	1.49%
Portfolio turnover rate	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Qualified Class Shares
	Year Ended 12/31/2011		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$11.03		$9.59	$7.67	$12.42	$12.02

Income/(loss) from investment operations:
Net investment income1	0.14		0.13	0.12	0.15	0.14
Net realized and unrealized gain/(loss) on investments	(0.08)		1.46	1.95	(4.76)	0.42
Total from investment operations	0.06		1.59	2.07	(4.61)	0.56

Less distributions:
From net investment income	0.00		(0.15)	(0.15)	(0.14)	(0.16)
Total distributions	0.00		(0.15)	(0.15)	(0.14)	(0.16)

Net asset value, end of year	$11.09		$11.03	$9.59	$7.67	$12.42

Total return	0.54%		16.56%	26.91%	(37.09)%	4.63%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$—	2	$714	$614	$431	$607
Operating expenses	0.65%		0.66%	0.61%	0.84%	0.79%
Net investment income	1.21%		1.32%	1.51%	1.40%	1.08%
Portfolio turnover rate	9%		2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the year.

2	Amounts designated as "—" have been rounded to 0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Horace Mann Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
Net asset value, beginning of year	$11.02	$9.59	$7.66	$12.38	$11.99

Income/(loss) from investment operations:
Net investment income1	0.13	0.13	0.11	0.15	0.14
Net realized and unrealized gain/(loss) on investments	(0.10)	1.44	1.95	(4.75)	0.41
Total from investment operations	0.03	1.57	2.06	(4.60)	0.55

Less distributions:
From net investment income	(0.14)	(0.14)	(0.13)	(0.12)	(0.16)
Total distributions	(0.14)	(0.14)	(0.13)	(0.12)	(0.16)

Net asset value, end of year	$10.91	$11.02	$9.59	$7.66	$12.38

Total return	0.25%	16.39%	26.85%	(37.08)%	4.60%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$1,108	$1,204	$1,111	$952	$1,593
Operating expenses	0.78%	0.72%	0.80%	0.82%	0.74%
Net investment income	1.17%	1.26%	1.34%	1.41%	1.14%
Portfolio turnover rate	9%	2%	57%	52%	60%

1	The selected per share data was calculated using the average shares outstanding method for the year.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$8.09	$7.37	$6.23	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.00	3	0.00	3	0.04	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.19)	0.84	1.13	(3.90)	0.14
Total from investment operations	(0.19)	0.84	1.17	(3.88)	0.12

Less distributions:
From net investment income	(0.06)	(0.04)	(0.03)	(0.01)	0.00	3
From capital gains	(0.21)	(0.08)	0.00	0.00	0.00
Total distributions	(0.27)	(0.12)	(0.03)	(0.01)	0.00

Net asset value, end of period	$7.63	$8.09	$7.37	$6.23	$10.12

Total return	(2.28)%	11.47%	18.73%	(38.31)%	1.21	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,004	$91,641	$93,553	$36,356	$7,196
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.50%	1.50%	1.50%	1.50%	1.50	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	2.27%	2.19%	2.17%	2.70%	3.51	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	2.33%	2.23%	2.33%	3.79%	5.00	%5
Net investment income/(loss)	0.06%	0.05%	0.61%	0.20%	(1.24	)%5
Portfolio turnover rate	134%	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$8.14	$7.41	$6.25	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	0.02	0.02	0.06	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.20)	0.85	1.14	(3.89)	0.13
Total from investment operations	(0.18)	0.87	1.20	(3.85)	0.12

Less distributions:
From net investment income	(0.08)	(0.06)	(0.04)	(0.02)	0.00	3
From capital gains	(0.21)	(0.08)	0.00	0.00	0.00
Total distributions	(0.29)	(0.14)	(0.04)	(0.02)	0.00

Net asset value, end of period	$7.67	$8.14	$7.41	$6.25	$10.12

Total return	(2.11)%	11.82%	19.14%	(38.09)%	1.23	%4

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$93,132	$103,526	$110,064	$24,617	$12,870
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.25%	1.25%	1.25%	1.21%	1.25	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	2.02%	1.94%	1.92%	2.41%	3.09	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	2.05%	1.96%	2.03%	3.50%	4.38	%5
Net investment income/(loss)	0.32%	0.30%	0.85%	0.49%	(0.79	)%5
Portfolio turnover rate	134%	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2011

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (formerly the Wilshire Large Cap Core 130/30 Fund) (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, or for whose value does not reflect fair value because a significant valuation event has occurred, such securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Significant events may include, but are not limited to the following: significant fluctuations in domestic

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2011, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, Schedule of Investments and Schedule of Securities Sold Short, as applicable.

Securities sold short – The Wilshire Large Cap Core Plus Fund engages in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

The rebates on/costs for securities sold short presented in the Statements of Operations represent the net income/expense earned/paid on the short sale proceeds/costs held on deposit with the Portfolio’s custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 IndexSM Fund and 1.00% for the Wilshire Large Cap Core Plus Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2012 and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core Plus Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on securities sold short, rebates on securities sold short, interest expense, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2012. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core Plus Fund. At December 31, 2011, the amounts of waivers subject to recoupment for Wilshire Large Cap Core Plus Fund are $75,863 expiring in 2014, $63,981, expiring in 2013, and $111,656, expiring in 2012. As of December 31, 2011, the Portfolios had not recouped any management fees previously waived.

For the year ended December 31, 2011, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$39,597	N/A
Small Company Value Portfolio	41,395	N/A
Wilshire Large Cap Core Plus Fund	75,863	N/A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P. (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. Pyramis, TWIN and Santa Barbara each manage a portion of the Wilshire Large Cap Core Plus Fund.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. Effective June 10, 2011, The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. Prior to June 10, 2011, BNY Mellon Asset Servicing Global Financial Institution served as the Company’s custodian for all Portfolios except the Wilshire Large Cap Core Plus Fund. Prior to June 10, 2011, JPMorgan Chase Bank, N.A. served as the custodian for the Wilshire Large Cap Core Plus Fund. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2011, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus was 0.25% of the respective average net assets of each Portfolio. For the year ended December 31, 2011, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.21% of its respective average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the year ended December 31, 2011, the distribution fees for the Horace Mann Class Shares were 0.35% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets. For the year ended December 31, 2011, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.11%	0.01%
Large Company Value Portfolio	0.02%	(0.12)%
Small Company Growth Portfolio	0.10%	0.04%
Small Company Value Portfolio	0.09%	(0.22)%
Wilshire 5000 IndexSM Fund	0.05%	0.09%
Wilshire Large Cap Core Plus Fund	0.03%	0.00%

The Qualified Class Shares of the Wilshire 5000 IndexSM Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the year ended December 31, 2011, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

5. Securities Transactions.

For the year ended December 31, 2011, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$191,456,285	$214,353,070
Large Company Value Portfolio	47,627,454	49,369,760
Small Company Growth Portfolio	13,358,499	14,205,150
Small Company Value Portfolio	12,109,454	16,429,844
Wilshire 5000 IndexSM Fund	14,828,834	22,037,815
Wilshire Large Cap Core Plus Fund	232,493,853	267,693,348

For Wilshire Large Cap Core Plus Fund, short sales and purchases to cover were $77,616,493 and $95,134,915, respectively.

6. Significant Shareholder Activity.

On December 31, 2011, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	60%
Large Company Value Portfolio (2 omnibus shareholder)	88%
Small Company Growth Portfolio (3 omnibus shareholders)	65%
Small Company Value Portfolio (2 omnibus shareholders)	68%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	67%
Wilshire Large Cap Core Plus Fund (2 omnibus shareholders)	96%

7. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2011, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Small Company Value Portfolio	$16,623

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

The federal tax cost, unrealized appreciation and depreciation at December 31, 2011 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$143,436,042	$34,219,480	$(8,391,001)	$25,828,479
Large Company Value Portfolio	30,877,063	3,475,089	(2,559,748)	915,341
Small Company Growth Portfolio	6,338,315	831,720	(333,744)	497,976
Small Company Value Portfolio	8,454,433	1,030,493	(609,614)	420,879
Wilshire 5000 IndexSM Fund	101,608,765	63,430,644	(14,187,220)	49,243,424
Wilshire Large Cap Core Plus Fund	195,459,511	32,723,072	(20,412,624)	12,310,448

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2011, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2012	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$8,205,794	$—
Large Company Value Portfolio	—	—	7,445,997	6,732,491	—
Small Company Growth Portfolio	—	—	—	876,116	—
Small Company Value Portfolio	—	—	431,874	2,132,220	—
Wilshire 5000 IndexSM Fund	5,509,772	108,266	9,735,193	30,139,484	2,464

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

During the year ended December 31, 2011, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $18,999,715, $2,124,340, $1,610,372, $1,567,536, and $2,841,370, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2011 and 2010 were as follows:

Portfolio	2011 Ordinary Income	2011 Capital Gains	2011 Return of Capital	2010 Ordinary Income	2010 Capital Gains	2010 Return of Capital
Large Company Growth Portfolio	$—	$—	$—	$352,731	$—	$12,146
Large Company Value Portfolio	266,100	—	708	175,536	—	1,913
Small Company Value Portfolio	40,413	—	—	105,261	—	—
Wilshire 5000 IndexSM Fund	2,077,943	—	—	2,127,746	—	—
Wilshire Large Cap Core Plus Fund	4,135,949	2,022,548	—	1,985,225	1,326,676	—

At December 31, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire Large Cap Core Plus Fund
Undistributed ordinary income	$—	$—	$—	$2,098	$73,201	$—
Undistributed long-term capital gain	—	—	—	—	—	407,706
Capital loss carryforwards	(8,205,794)	(14,178,488)	(876,116)	(2,564,094)	(45,495,179)	—
Post October losses	—	—	—	(16,623)	—	—
Unrealized appreciation	25,828,479	915,341	497,976	420,879	49,243,424	11,802,271
Other temporary differences	(2)	(5)	(2)	4	2	(2)
Total distributable earnings/ (accumulated losses)	$17,622,683	$(13,263,152)	$(378,142)	$(2,157,736)	$3,821,448	$12,209,975

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

8. Reclassifications

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The permanent differences are primarily attributable to the net realized gain on sale of partnerships, PFIC capital gain to ordinary income, write-off of net operating losses and capital losses and the recharacterization of distributions. As of December 31, 2011, the reclassifications were as follows:

Portfolio	Decrease Paid-in Capital	Increase Undistributed Net Investment Income	Increase/(Decrease) Realized Capital Gains
Large Company Growth Portfolio	$(210,394)	$210,394	$—
Large Company Value Portfolio	(631)	631	—
Small Company Growth Portfolio	(58,283)	63,301	(5,018)
Small Company Value Portfolio	—	23,525	(23,525)
Wilshire 5000 IndexSM Fund	(969,432)	5,225	964,207
Wilshire Large Cap Core Plus Fund	—	1,203,383	(1,203,383)

9. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Contingencies

The Wilshire 5000 Index Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as constructively fraudulent transfers under various state laws. The Advisor does not expect the Portfolio to be materially impacted by the lawsuit.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2011

11. Recent Accounting Pronouncement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements other than noted below.

On January 31, 2012, the Company entered into a securities lending agreement with the Custodian as lending agent authorizing all Portfolios to engage in securities lending and to invest cash collateral received in shares of the Custodian’s affiliated registered investment company.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors Wilshire Mutual Funds, Inc. and the Shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (formerly the Wilshire Large Cap Core 130/30 Fund):

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund and the schedule of investments of Wilshire Large Cap Core Plus Fund (formerly known as Wilshire Large Cap Core 130/30 Fund) and the schedule of securities sold short of Wilshire Large Cap Core Plus Fund (six portfolios/funds constituting the Wilshire Mutual Funds, Inc., hereafter referred to as the Portfolios) and the related statements of operations, of changes in net assets, of cash flows of the Wilshire Large Cap Core Plus Fund and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2011 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows of Wilshire Large Cap Core Plus Fund, and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Portfolios management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 28, 2012

Wilshire Mutual Funds, Inc. Additional Fund Information

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR
Lawrence E. Davanzo, 59(2)	Director	Since 2005	President, Wilshire Associates Incorporated, October 2007-Present; Senior Managing Director, October 2004-October 2007, Wilshire Associates Incorporated; President, 2005- 2010, Wilshire Variable Insurance Trust and Wilshire Mutual Funds, Inc.; Managing Director, August 2004-October 2004, Guggenheim Partners, independent investor, August 2001-August 2004.	15	Wilshire Variable Insurance Trust (9 Funds); Wilshire Associates Incorporated

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
Margaret M. Cannella, 60	Director	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15
Wilshire Variable Insurance Trust, Inc. (9 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); CHF Finance International (for profit joint venture of the World Bank and CHF); Advanced Pierre Foods; Princeton-in-Asia

Roger A. Formisano, 63	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (9 Funds)

Edward Gubman, 60	Director	Since 2011	Founder and Principal, Strategic Talent Solutions	15	N/A

Richard A. Holt, 70	Director	Since 2006	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management.	15	Wilshire Variable Insurance Trust (9 Funds)

Suanne K. Luhn, 57	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Variable Insurance Trust (9 Funds)

Harriet A. Russell, 70	Director	Since 2006	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School.	15	Greater Cincinnati Credit Union Board; Wilshire Variable Insurance Trust (9 Funds)

George J. Zock, 61	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	15	Wilshire Variable Insurance Trust (9 Funds)

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Jamie B. Ohl, 46	President	Since 2010
President, Chief Operating Officer and Managing Director, Wilshire Funds Management since 2011; Senior Vice President and Director of the Retirement Plans Group, Hartford Life Insurance Co. from 2006-2010.
				N/A	N/A

Aaron W.L. Eubanks, 49	Chief Compliance Officer	Since 2009	Chief Compliance Officer and Managing Director, Wilshire Associates, Incorporated (since 2009). Chief Operating Officer and Chief Compliance Officer, Provident Investment Counsel (1992-2009)	N/A	N/A

Reena S. Lalji, 40	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003 – 2008)	N/A	N/A

James E. St. Aubin, 34	Vice President	Since 2009	Senior Portfolio Manager in Wilshire's Funds Management Group. 2004 – 2008, Senior Consultant at Ibbotson Associates – a division Morningstar Inc.	N/A	N/A

Helen Thompson, 44	Vice President	Since 2008
Managing Director, Wilshire Associates Incorporated. (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited
				N/A	N/A

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Michael Wauters, 46	Treasurer	Since 2009	Controller, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A

Victor Zhang, 39	Vice President	Since 2009
Head of Portfolio Management, Member of Wilshire Funds Management Investment Committee, Wilshire Associates Incorporated, January 2006 to Present; Director of Investments, Harris myCFO Investment Advisory Services, LLC, 2001 to 2006.
				N/A	N/A

Nathan R. Palmer, 36	Vice President	Since 2011
Vice President, Wilshire Funds Management (since 2011); Senior Investment Management Associate, Convergent Wealth Advisors (2009-2010); Director of Public Markets, Investment Office, California Institute of Technology (2008-2009); Treasury Manager, Retirement Investments, Intel Corporation (2004-2008).
				N/A	N/A

(1)
Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 70th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Davanzo is an interested person because of his position with the company’s investment adviser, Wilshire Associates Incorporated.

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Tax Information (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core Plus Fund	73.64%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios listed below designate the following percentages of their income dividends distributed in 2011 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core Plus Fund	72.12%

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core Plus Fund	0.00%

Wilshire Mutual Funds, Inc. Tax Information - (Continued)

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core Plus Fund	0.00%

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements

During the six months ended December 31, 2011, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund and Wilshire Large Cap Core 130/30 Fund (the “Funds”). The Board also approved the subadvisory agreement between Wilshire and Santa Barbara Asset Management, LLC (“Santa Barbara”) with respect to the Wilshire Large Cap Core Plus Fund and approved the renewal for additional one-year terms of Wilshire’s subadvisory agreements with each of the following subadvisers: Acadian Asset Management, Inc. (“Acadian”) with respect to the Large Company Value Portfolio, Cornerstone Capital Management, Inc. (“Cornerstone”) with respect to the Large Company Growth Portfolio, Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Growth Portfolio and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC (“NWQ”) with respect to the Small Company Value Portfolio, Pyramis Global Advisors, LLC (“Pyramis”) with respect to the Wilshire Large Cap Core Plus Fund, Pzena Investment Management, LLC (“Pzena”) with respect to the Large Company Value Portfolio, Ranger Investment Management, L.P. (“Ranger”) with respect to the Small Company Growth Portfolio, Systematic Financial Management, L.P. (“Systematic”) with respect to the Wilshire Large Company Value Portfolio, TWIN Capital Management, Inc. (“TWIN”) with respect to the Wilshire Large Cap Core Plus Fund, UBS Global Asset Management Americas (“UBS”) with respect to the Wilshire Large Cap Core Plus Fund, and Victory Capital Management, Inc. (“Victory”) with respect to the Wilshire Large Company Growth Portfolio. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed or to be performed by Wilshire and the Subadvisers under the advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize or will realize economies of scale as a Fund grows; and whether any fall-out benefits are being or will be realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) met with counsel in private sessions at which no representatives of Wilshire were present and discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Directors. In deciding to approve the Advisory and Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the approval of the Subadvisory Agreement pursuant to a process that concluded at the Board’s August 26, 2011 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s December 2, 2011 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Directors) held on August 25, 2011 and December 1, 2011, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”), along with the comparison to its benchmark index; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed or would manage describing: (i) the nature, extent and quality of services provided or to be provided, (ii) for current Subadvisers, the investment performance of the Subadviser in connection with the Fund, and for Santa Barbara, the investment performance for products managed by the Subadviser that are similar to the Fund; (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized or to be realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

Prior to consideration by the Board, the Contract Review Committee met on August 25, 2011 and December 1, 2011, respectively, to discuss the information provided. As a part of its evaluation it considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on August 25, 2011 and December 1, 2011, respectively, to review the data Wilshire had prepared on performance and on the Subadvisers’ performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to approve the Advisory and Subadvisory Agreements and recommended to the Board that the Advisory and Subadvisory Agreements be approved. At its meeting on August 26, 2011 and December 2, 2011, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services – Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers, which system appeared to be reasonable. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary expense caps and to the Wilshire Large Cap Core 130/30 through an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one-, three-, five- and ten-year periods ended September 30, 2011, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods and in comparison to its benchmark. For the Large Company Growth Portfolio, the Board noted that the Fund outperformed its peer group for all time periods while underperforming the benchmark for the same periods. For the Large Company Value Portfolio, the Board noted the competitive performance with its peer group and outperformance with respect to its benchmark for the three-year period. For the Small Company Growth Portfolio, the Board noted that the Fund outperformed its peer group for the one-, five- and ten-year periods and its benchmark for the one- and ten-year periods. For the Small Company Value Portfolio, the Board noted that, although the Fund underperformed its peer group during the one-, three-, five- and ten-year periods, it outperformed its benchmark for the three-, five- and ten-year periods. In addition, the Board noted the steps taken to improve relative performance. For the Wilshire 5000 Index Fund, the Board noted the competitive levels of performance as compared

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

to its peer group and benchmark for all time periods. For the Wilshire Large Cap Core Plus Fund, the Board noted that the Fund underperformed the median of its peer group and underperformed its benchmark for the one- and three-year periods, but took into consideration the steps taken by the Adviser to address performance issues by engaging a new subadviser for the Fund, effective October 3, 2011. Based upon the above, the Board determined that for each Fund either performance was satisfactory or that the Adviser was taking appropriate steps to improve performance.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board determined that the advisory fee for each Fund was within a competitive range. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the voluntary expense caps in place for the Small Company Growth and Small Company Value Portfolios, the expense limitation agreement in place for the Wilshire Large Cap Core 130/30 Fund and whether the investment process produced economies of scale. The Board noted that the Adviser proposed to include a breakpoint to the advisory fee for each Fund. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits – Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

Nature, Extent and Quality of Services – Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided or to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible or to be responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies, as applicable, and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing or would provide reasonable services and recommended that each Subadvisory Agreement for each Fund be approved.

The Board reviewed information comparing each current Subadviser’s gross investment performance to a relevant benchmark. Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with Acadian, with respect to the Large Company Value Portfolio, noting that although Acadian underperformed for the annualized three-year period ended June 30, 2011, Acadian outperformed for the annualized one-year period ended June 30, 2011. The Board concluded that the investment performance of Cornerstone, with respect to the Large Company Growth Portfolio, met or exceeded acceptable levels of investment performance for the annualized one-year period ended June 30, 2011, and therefore, was satisfactory. With respect to the Small Company Growth Portfolio and Small Company Value Portfolio, the Board noted LA Capital’s underperformance for the annualized one- and three-year periods ended June 30, 2011 but noted the outperformance for the year-to-date period ended June 30, 2011. With respect to the Large Company Growth Portfolio and the Wilshire 5000 Index Fund, the Board noted LA Capital’s underperformance for the annualized one-, three- and five-year periods ended June 30, 2011 but considered that the Adviser is satisfied with the level of services provided and performance is within the Adviser’s expectations. With respect to NWQ’s performance for the Small Company Value Portfolio and Ranger’s performance for the Small Company Growth Portfolio, the Board noted that NWQ and Ranger currently have been allocated 0% of the respective Fund’s assets, but that the Adviser recommends approval of the Subadvisory Agreements to permit the Subadvisers potentially to be used in the future. The Board determined that although these Subadvisers underperformed for the annualized three-year period (and five-year period for NWQ) ended June 30, 2011, outperformance for the annualized one-year period ended June 30, 2011 resulted in a conclusion that performance was satisfactory. The Board concluded that, although Pzena, with respect to the Large Company Value Portfolio, had underperformed for the annualized five-year period ended June 30, 2011, outperformance for the annualized one- and three-year periods ended June 30, 2011 resulted in the conclusion that performance was satisfactory. With respect to TWIN’s performance for the Wilshire Large Cap Core Plus Fund, Victory’s performance for the Large Company Growth Portfolio, Systematic’s performance for the Large Company Value Portfolio and Pyramis’ performance with respect to the Wilshire Large Cap Core Plus Fund, the Board noted that they had met or exceeded acceptable levels of performance for the annualized one-, three- and five-year periods ended June 30, 2011, as applicable. The Board determined to approve the Subadvisory Agreement with Santa Barbara with respect to the

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

Wilshire Large Cap Core Plus Fund, noting that Santa Barbara’s performance for products that are similar to the Fund met or exceeded acceptable levels of investment performance. The Board noted that UBS had underperformed with respect to the Wilshire Large Cap Core Plus Fund for the annualized one-year period ended June 30, 2011. Based on Wilshire’s recommendation that the Subadvisory Agreement with UBS be renewed while Wilshire restructures the Fund, the Board determined to approve continuation of such Subadvisory Agreement.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board.

With respect to LA Capital, the Board also considered that the Subadviser had agreed to a reduction in its subadvisory fee rates for each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Growth Portfolio and Wilshire 5000 Index Fund.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were or would be limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale – Subadvisers

The Board considered whether there are or may be economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Continued)

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received or to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices and use of affiliated brokerage, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement are fair and reasonable and that the approval of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

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Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

WIL-AR-001-0400

Item 2.	Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, the code of ethics was amended to address changes in the registrant’s covered officers.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $168,700 for 2010 and $307,000 for 2011.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2011.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $22,325 for 2010 and $45,000 for 2011. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2011.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	0%

(d)	Not Applicable

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $789,665 for 2010 and $918,602 for 2011.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core 130/30 Fund is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Report of Independent Registered Public Accounting Firm

To the Board of Directors Wilshire Mutual Funds, Inc. and the Shareholders of
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund, (five of the portfolios/funds constituting Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) as of December 31, 2011, and for the year then ended and have issued our unqualified report thereon dated February 28, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Portfolios' schedule of investments (the “Statement”) as of December 31, 2011 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Portfolios' management. Our responsibility is to express an opinion on this Statement based on our audit. In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Portfolios referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 28, 2012

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2011
Schedule of Investments
Shares		Value

COMMON STOCK — 99.0%††
Consumer Discretionary — 16.4%
90	Aaron's, Inc.	$2,401
16,931	Amazon.com, Inc. †	2,930,756
600	Apollo Group, Inc., Class A †	32,322
100	AutoZone, Inc. †	32,497
550	Bally Technologies, Inc. †	21,758
3,080	Bed Bath & Beyond, Inc. †	178,548
1,013	Big Lots, Inc. †	38,251
23,760	Brinker International, Inc.	635,818
38,331	Burberry Group PLC ADR	1,419,780
13,400	CBS Corp., Class B	363,676
3,725	Chipotle Mexican Grill, Inc., Class A †	1,258,081
11,570	Choice Hotels International, Inc.	440,238
11,900	Coach, Inc.	726,376
23,160	Dick's Sporting Goods, Inc.	854,141
3,020	Dillard's, Inc., Class A	135,538
7,789	DIRECTV, Class A †	333,058
4,700	Discovery Communications, Inc., Class C †	177,190
16,761	Dollar General Corp. †	689,547
11,425	Dollar Tree, Inc. †	949,532
858	Education Management Corp. †	24,016
3,000	Expedia, Inc.	87,060
20,600	Gap, Inc. (The)	382,130
740	Garmin, Ltd.	29,459
22,069	Guess?, Inc.	658,098
1,672	Harley-Davidson, Inc.	64,991
4,230	International Game Technology	72,756
10,480	ITT Educational Services, Inc. †	596,207
86,551	Johnson Controls, Inc.	2,705,584
4,590	Kohl's Corp.	226,516
190	Las Vegas Sands Corp. †	8,119
14,050	Ltd. Brands, Inc.	566,917
16,350	Lululemon Athletica, Inc. †	762,891
4,960	Madison Square Garden, Inc., Class A †	142,054
4,300	Mattel, Inc.	119,368
25,248	McDonald's Corp.	2,533,132
5,610	Morningstar, Inc.	333,515
700	News Corp., Class A	12,488
3,090	NIKE, Inc., Class B	297,784
1,187	Nordstrom, Inc.	59,006
7,000	Omnicom Group, Inc.	312,060
1,100	PetSmart, Inc.	56,419
2,985	priceline.com, Inc. †	1,396,114
15,000	Scripps Networks Interactive, Inc., Class A	636,300
5,708	Starbucks Corp.	262,625
21,500	Starwood Hotels & Resorts Worldwide, Inc.	1,031,355
5,198	Tiffany & Co.	344,419
700	Time Warner Cable, Inc., Class A	44,499
18,167	TJX Cos., Inc.	1,172,680
550	Tractor Supply Co.	38,582
3,000	TripAdvisor, Inc. †	75,630
3,571	Urban Outfitters, Inc. †	98,417
6,300	Virgin Media, Inc.	134,694
32,050	Walt Disney Co. (The)	1,201,875
138	Wynn Resorts, Ltd.	15,248
		27,722,516
Consumer Staples — 9.2%
16,732	British American Tobacco PLC ADR	1,587,532
23,103	Coca-Cola Co. (The)	1,616,517

Shares		Value
Consumer Staples (continued)
3,891	Colgate-Palmolive Co.	$359,490
22,195	Diageo PLC ADR	1,940,287
11,537	Estee Lauder Cos., Inc. (The), Class A	1,295,836
50,667	General Mills, Inc.	2,047,453
5,903	Hansen Natural Corp. †	543,902
4,700	Lorillard, Inc.	535,800
10,820	Mead Johnson Nutrition Co., Class A	743,659
8,046	PepsiCo, Inc.	533,852
35,336	Philip Morris International, Inc.	2,773,169
4,700	Procter & Gamble Co. (The)	313,537
2,100	Sysco Corp.	61,593
18,897	Wal-Mart Stores, Inc.	1,129,285
1,490	Whole Foods Market, Inc.	103,674
		15,585,586
Energy — 10.6%
13,114	Anadarko Petroleum Corp.	1,000,992
23,325	Cameron International Corp. †	1,147,357
130	Chevron Corp.	13,832
80,970	Cobalt International Energy, Inc. †	1,256,654
5,100	Concho Resources, Inc. †	478,125
9,828	ConocoPhillips	716,166
597	Continental Resources, Inc. †	39,826
3,380	Core Laboratories NV	385,151
4,568	Diamond Offshore Drilling, Inc.	252,428
64,016	Exxon Mobil Corp.	5,425,996
22,441	Hess Corp.	1,274,649
601	Murphy Oil Corp.	33,500
7,995	Noble Energy, Inc.	754,648
10,600	Occidental Petroleum Corp.	993,220
5,500	Oceaneering International, Inc.	253,715
1,400	Oil States International, Inc. †	106,918
19,300	Quicksilver Resources, Inc. †	129,503
31,496	Schlumberger, Ltd.	2,151,492
1,290	SEACOR Holdings, Inc. †	114,758
830	SM Energy Co.	60,673
4,100	Superior Energy Services, Inc. †	116,604
4,900	Tidewater, Inc.	241,570
65,368	Weatherford International, Ltd. †	956,987
1,390	Whiting Petroleum Corp. †	64,899
		17,969,663
Financials — 3.8%
35,483	CapitalSource, Inc.	237,736
8,940	CBOE Holdings, Inc.	231,188
820	CME Group, Inc., Class A	199,810
1,800	Franklin Resources, Inc.	172,908
12,360	Goldman Sachs Group, Inc. (The)	1,117,715
1,300	IntercontinentalExchange, Inc. †	156,715
78	Marsh & McLennan Cos., Inc.	2,466
5,500	People's United Financial, Inc.	70,675
160	Protective Life Corp.	3,610
4,660	Public Storage	626,583
1,200	Simon Property Group, Inc.	154,728
500	Ventas, Inc.	27,565
32,247	Visa, Inc., Class A	3,274,038
6,500	Waddell & Reed Financial, Inc., Class A	161,005
2,670	Washington Federal, Inc.	37,353
		6,474,095
Health Care — 13.5%
13,550	Abbott Laboratories	761,917
23,495	Alexion Pharmaceuticals, Inc. †	1,679,893
22,158	Allergan, Inc.	1,944,143
7,120	Amylin Pharmaceuticals, Inc. †	81,026

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Health Care (continued)
1,900	Baxter International, Inc.	$94,012
3,268	Becton Dickinson and Co.	244,185
11,819	Biogen Idec, Inc. †	1,300,681
490	BioMarin Pharmaceutical, Inc. †	16,846
27,760	Bristol-Myers Squibb Co.	978,262
100	Celgene Corp. †	6,760
2,600	Cerner Corp. †	159,250
6,671	Cooper Cos., Inc. (The)	470,439
1,270	Covance, Inc. †	58,064
3,270	Edwards Lifesciences Corp. †	231,189
33,342	Express Scripts, Inc., Class A †	1,490,054
4,600	Forest Laboratories, Inc. †	139,196
69,567	Gilead Sciences, Inc. †	2,847,377
314	IDEXX Laboratories, Inc. †	24,166
408	Intuitive Surgical, Inc. †	188,908
21,158	Johnson & Johnson	1,387,542
1,117	Laboratory Corp. of America Holdings †	96,028
1,390	LifePoint Hospitals, Inc. †	51,639
29,381	Medco Health Solutions, Inc. †	1,642,398
10,361	Mednax, Inc. †	746,096
52,748	Myriad Genetics, Inc. †	1,104,543
57,638	NuVasive, Inc. †	725,662
4,393	Patterson Cos., Inc.	129,681
14,175	Perrigo Co.	1,379,227
5,371	Pharmasset, Inc. †	688,562
766	ResMed, Inc. †	19,456
3,046	Techne Corp.	207,920
7,630	United Therapeutics Corp. †	360,518
24,161	WellPoint, Inc.	1,600,666
		22,856,306
Industrials — 11.8%
5,483	3M Co.	448,126
5,232	Alliant Techsystems, Inc.	299,061
5,105	Boeing Co. (The)	374,452
23,700	Caterpillar, Inc.	2,147,220
870	CH Robinson Worldwide, Inc.	60,708
18,255	Cooper Industries PLC, Class A	988,508
9,368	Corrections Corp. of America †	190,826
5,600	Crane Co.	261,576
44,033	CSX Corp.	927,335
3,460	Cummins, Inc.	304,549
2,800	Deere & Co.	216,580
300	Donaldson Co., Inc.	20,424
2,000	Emerson Electric Co.	93,180
19,300	Expeditors International of Washington, Inc.	790,528
26,800	Fastenal Co.	1,168,748
300	FedEx Corp.	25,053
22,527	Fluor Corp.	1,131,982
5,400	Fortune Brands Home & Security, Inc. †	91,962
24,326	General Dynamics Corp.	1,615,490
6,620	Graco, Inc.	270,692
1,100	Honeywell International, Inc.	59,785
126	Illinois Tool Works, Inc.	5,885
2,220	JB Hunt Transport Services, Inc.	100,055
2,600	Joy Global, Inc.	194,922
4,100	KAR Auction Services, Inc. †	55,350
11,139	Landstar System, Inc.	533,781
1,100	Lincoln Electric Holdings, Inc.	43,032
4,120	Nordson Corp.	169,662
1,300	Norfolk Southern Corp.	94,718
14,150	Polypore International, Inc. †	622,459
300	Regal-Beloit Corp.	15,291

Shares		Value
Industrials (continued)
38,107	Robert Half International, Inc.	$1,084,526
14,377	Rockwell Automation, Inc.	1,054,840
37,755	Terex Corp. †	510,070
9,782	Toro Co. (The)	593,376
900	TransDigm Group, Inc. †	86,112
15,300	Union Pacific Corp.	1,620,882
6,430	United Parcel Service, Inc., Class B	470,612
14,670	Verisk Analytics, Inc., Class A †	588,707
10,130	WESCO International, Inc. †	536,991
		19,868,056
Information Technology — 28.4%
64,074	Acme Packet, Inc. †	1,980,527
3,799	Altera Corp.	140,943
5,510	ANSYS, Inc. †	315,613
26,626	Apple, Inc. †	10,783,530
28,450	ARM Holdings PLC ADR	787,212
7,507	Baidu, Inc. ADR †	874,340
4,379	BMC Software, Inc. †	143,543
35,787	Citrix Systems, Inc. †	2,172,987
26,275	Cognizant Technology Solutions Corp., Class A †	1,689,745
2,150	Cypress Semiconductor Corp.	36,313
26,400	Dell, Inc. †	386,232
15,152	eBay, Inc. †	459,560
56,900	EMC Corp. †	1,225,626
270	Equinix, Inc. †	27,378
3,286	F5 Networks, Inc. †	348,710
1,100	Factset Research Systems, Inc.	96,008
10,163	Google, Inc., Class A †	6,564,282
18,780	Intel Corp.	455,415
17,983	International Business Machines Corp.	3,306,714
140	KLA-Tencor Corp.	6,755
1,750	Lexmark International, Inc., Class A	57,873
580	Mastercard, Inc., Class A	216,236
89,145	Microsoft Corp.	2,314,204
10,617	NeuStar, Inc., Class A †	362,783
15,218	Novellus Systems, Inc. †	628,351
25,302	OpenTable, Inc. †	990,067
29,992	Oracle Corp.	769,295
7,700	Paychex, Inc.	231,847
9,050	QLogic Corp. †	135,750
102,712	QUALCOMM, Inc.	5,618,347
12,482	Salesforce.com, Inc. †	1,266,424
9,189	Tech Data Corp. †	454,028
22,893	Texas Instruments, Inc.	666,415
7,620	VeriSign, Inc.	272,187
120,827	Western Union Co. (The)	2,206,301
		47,991,541
Materials — 5.2%
2,100	Air Products & Chemicals, Inc.	178,899
3,250	Cabot Corp.	104,455
3,430	CF Industries Holdings, Inc.	497,281
2,390	Compass Minerals International, Inc.	164,551
1,600	Cytec Industries, Inc.	71,440
620	Domtar Corp.	49,575
60,948	Freeport-McMoRan Copper & Gold, Inc.	2,242,277
4,900	Greif, Inc., Class A	223,195
17,220	Intrepid Potash, Inc. †	389,689
20,116	Monsanto Co.	1,409,528
33,730	Mosaic Co.	1,701,004
9,670	Newmont Mining Corp.	580,297
4,100	Packaging Corp. of America	103,484
6,800	Praxair, Inc.	726,920

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Materials (continued)
1,100	Royal Gold, Inc.	$74,173
5,893	Silgan Holdings, Inc.	227,706
		8,744,474
Telecommunication Services — 0.1%
4,210	Verizon Communications, Inc.	168,905

Total Common Stock (Cost $139,501,599)		167,381,142

SHORT-TERM INVESTMENT — 1.1%
1,883,379	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $1,883,379)	1,883,379

Total Investments — 100.1%
(Cost $141,384,978)		169,264,521
Other Assets & Liabilities, Net — (0.1)%		(191,179)
NET ASSETS — 100.0%		$169,073,342

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	December 31, 2011
Schedule of Investments
Shares		Value

COMMON STOCK — 99.1%††
Consumer Discretionary — 10.3%
3,964	American Greetings Corp., Class A	$49,590
3,025	Apollo Group, Inc., Class A †	162,957
6,286	Career Education Corp. †	50,099
6,241	CBS Corp., Class B	169,381
379	CSS Industries, Inc.	7,550
2,963	Dillard's, Inc., Class A	132,979
2,876	DIRECTV, Class A †	122,978
5,307	Exceed Co., Ltd. †	26,270
448	Flexsteel Industries, Inc.	6,200
7,086	Foot Locker, Inc.	168,930
2,292	General Motors Co. †	46,459
984	Harley-Davidson, Inc.	38,248
3,742	Home Depot, Inc. (The)	157,314
1,545	ITT Educational Services, Inc. †	87,895
6,500	J.C. Penney Co., Inc.	228,475
3,782	Lear Corp.	150,524
6,099	Macy's, Inc.	196,266
2,121	Multimedia Games, Inc. †	16,841
7,950	Omnicom Group, Inc.	354,411
929	Papa John's International, Inc. †	35,004
2,314	Polaris Industries, Inc.	129,538
1,244	PVH Corp.	87,689
172	Quiksilver, Inc. †	621
1,910	Scholastic Corp.	57,242
1,458	Signet Jewelers, Ltd.	64,094
3,588	Standard Motor Products, Inc.	71,939
34,025	Staples, Inc.	472,607
1,589	Target Corp.	81,389
2,666	Wyndham Worldwide Corp.	100,855
		3,274,345
Consumer Staples — 6.8%
12,862	Avon Products, Inc.	224,699
3,200	Constellation Brands, Inc., Class A †	66,144
9,921	CVS Caremark Corp.	404,578
2,363	Herbalife, Ltd.	122,096
3,703	Kroger Co. (The)	89,687
1,993	Lorillard, Inc.	227,202
8,525	Molson Coors Brewing Co., Class B	371,179
2,811	Philip Morris International, Inc.	220,607
11,195	Smithfield Foods, Inc. †	271,815
5,560	Tyson Foods, Inc., Class A	114,758
1,303	Universal Corp.	59,886
		2,172,651
Energy — 13.8%
2,009	Anadarko Petroleum Corp.	153,347
1,000	Apache Corp.	90,580
9,405	BP PLC ADR	401,970
8,159	Chevron Corp.	868,117
7,208	ConocoPhillips	525,247
9,674	Exxon Mobil Corp.	819,968
1,562	Hess Corp.	88,721
6,617	Marathon Petroleum Corp.	220,280
4,100	Nabors Industries, Ltd. †	71,094
3,200	National Oilwell Varco, Inc.	217,568
1,532	Oil States International, Inc. †	116,999
7,345	Royal Dutch Shell PLC ADR, Class A	536,846
3,800	Suncor Energy, Inc.	109,554
1,899	Tesoro Corp. †	44,361
5,657	Valero Energy Corp.	119,080
		4,383,732

Shares		Value
Financials — 25.6%
3,276	ACE, Ltd.	$229,713
2,912	Aflac, Inc.	125,973
16,900	Allstate Corp. (The)	463,229
3,946	American Express Co.	186,133
9,000	American International Group, Inc. †	208,800
13,524	Annaly Capital Management, Inc.	215,843
10,150	Axis Capital Holdings, Ltd.	324,394
18,250	Bank of America Corp.	101,470
491	Berkshire Hathaway, Inc., Class B †	37,463
2,400	Calamos Asset Management, Inc., Class A	30,024
7,079	Capital One Financial Corp.	299,371
2,833	Cash America International, Inc.	132,103
4,793	CBOE Holdings, Inc.	123,947
17,914	Citigroup, Inc.	471,317
20,594	CNO Financial Group, Inc. †	129,948
1,160	Diamond Hill Investment Group, Inc.	85,817
19,073	Discover Financial Services	457,752
12,614	Fidelity National Financial, Inc., Class A	200,941
14,295	Fifth Third Bancorp	181,833
2,650	Franklin Resources, Inc.	254,559
2,625	Goldman Sachs Group, Inc. (The)	237,379
2,582	Hartford Financial Services Group, Inc.	41,958
1,192	Interactive Brokers Group, Inc., Class A	17,809
6,098	Janus Capital Group, Inc.	38,478
15,625	JPMorgan Chase & Co.	519,531
37,883	KeyCorp	291,320
5,300	Lincoln National Corp.	102,926
13,198	MetLife, Inc.	411,514
14,500	Morgan Stanley	219,385
11,315	PNC Financial Services Group, Inc.	652,536
3,438	Prudential Financial, Inc.	172,313
2,893	Reinsurance Group of America, Inc., Class A	151,159
12,800	SLM Corp.	171,520
9,062	State Street Corp.	365,289
172	Travelers Cos., Inc. (The)	10,177
22,575	UBS AG	267,062
695	Visa, Inc., Class A	70,563
5,482	XL Group PLC, Class A	108,379
		8,109,928
Health Care — 11.2%
6,300	Abbott Laboratories	354,249
4,464	Aetna, Inc.	188,336
975	AMERIGROUP Corp. †	57,603
6,667	Bristol-Myers Squibb Co.	234,945
4,495	CIGNA Corp.	188,790
4,368	Eli Lilly & Co.	181,534
2,300	HCA Holdings, Inc. †	50,669
1,170	Humana, Inc.	102,504
1,974	McKesson Corp.	153,794
13,922	Merck & Co., Inc.	524,860
37,761	Pfizer, Inc.	817,148
11,669	UnitedHealth Group, Inc.	591,385
1,729	Watson Pharmaceuticals, Inc. †	104,328
293	WellPoint, Inc.	19,411
		3,569,556
Industrials — 8.9%
1,243	AGCO Corp. †	53,412
3,710	Briggs & Stratton Corp.	57,468
1,527	Caterpillar, Inc.	138,346
703	Cummins, Inc.	61,878
2,200	Eaton Corp.	95,766
3,900	Fortune Brands Home & Security, Inc. †	66,417

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Industrials (continued)
19,100	General Electric Co.	$342,081
10,900	Hertz Global Holdings, Inc. †	127,748
1,279	Huntington Ingalls Industries, Inc. †	40,007
2,061	KBR, Inc.	57,440
4,100	L-3 Communications Holdings, Inc., Class 3	273,388
22	Layne Christensen Co. †	532
23,275	Masco Corp.	243,922
42	Norfolk Southern Corp.	3,060
13,137	Northrop Grumman Corp.	768,252
2,700	Owens Corning †	77,544
898	Parker Hannifin Corp.	68,473
3,338	RPX Corp. †	42,226
721	Sauer-Danfoss, Inc. †	26,107
354	Standard Register Co. (The)	825
2,675	Timken Co.	103,549
100	Tredegar Corp.	2,222
1,050	Triumph Group, Inc.	61,372
983	Tyco International, Ltd.	45,916
2,158	URS Corp. †	75,789
		2,833,740
Information Technology — 11.3%
451	Apple, Inc. †	182,655
3,997	Broadcom Corp., Class A	117,352
14,575	CA, Inc.	294,634
8,100	Cisco Systems, Inc.	146,448
11,100	Computer Sciences Corp.	263,070
4,427	Cray, Inc. †	28,643
27,737	Dell, Inc. †	405,792
6,695	Electronic Arts, Inc. †	137,917
3,061	EMC Corp. †	65,934
25,103	Hewlett-Packard Co.	646,653
14	Hutchinson Technology, Inc. †	21
11,948	Intel Corp.	289,739
544	International Business Machines Corp.	100,031
11,751	Microsoft Corp.	305,056
90	PRGX Global, Inc. †	535
1,500	SanDisk Corp. †	73,815
6,150	Seagate Technology PLC	100,860
6,100	Symantec Corp. †	95,465
8,500	TE Connectivity, Ltd.	261,885
1,523	VeriFone Systems, Inc. †	54,097
600	Vishay Intertechnology, Inc. †	5,394
42	Vishay Precision Group, Inc. †	671
		3,576,667
Materials — 4.8%
1,748	Agrium, Inc.	117,308
480	Buckeye Technologies, Inc.	16,051
275	CF Industries Holdings, Inc.	39,870
2,909	Domtar Corp.	232,604
9,571	Freeport-McMoRan Copper & Gold, Inc.	352,117
3,487	Huntsman Corp.	34,870
897	KapStone Paper and Packaging Corp. †	14,119
621	LyondellBasell Industries NV, Class A	20,176
1,350	Nucor Corp.	53,420
4,475	PPG Industries, Inc.	373,618
2,850	Sherwin-Williams Co. (The)	254,419
		1,508,572
Telecommunication Services — 2.6%
22,851	AT&T, Inc.	691,014
5,439	Telephone & Data Systems, Inc.	140,816
		831,830

Shares		Value
Utilities — 3.8%
4,229	Ameren Corp.	$140,107
4,314	American Electric Power Co., Inc.	178,211
2,175	Edison International	90,045
2,275	Entergy Corp.	166,189
921	Exelon Corp.	39,944
6,323	FirstEnergy Corp.	280,109
1,757	National Fuel Gas Co.	97,654
3,269	NiSource, Inc.	77,835
2,804	PPL Corp.	82,494
1,561	Public Service Enterprise Group, Inc.	51,528
		1,204,116
Total Common Stock (Cost $29,596,347)		31,465,137

SHORT-TERM INVESTMENT — 1.1%
327,267	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $327,267)	327,267

Total Investments — 100.2%
(Cost $29,923,614)		31,792,404
Other Assets & Liabilities, Net — (0.2)%		(51,192)
NET ASSETS — 100.0%		$31,741,212

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2011
Schedule of Investments
Shares		Value

COMMON STOCK — 99.6%††
Consumer Discretionary — 15.6%
40	Aeropostale, Inc. †	$610
3,006	AFC Enterprises, Inc. †	44,188
170	American Public Education, Inc. †	7,358
240	America's Car-Mart, Inc. †	9,403
4,296	Ameristar Casinos, Inc.	74,278
412	ANN, Inc. †	10,209
610	Arbitron, Inc.	20,990
1,125	Ascena Retail Group, Inc. †	33,435
70	Biglari Holdings, Inc. †	25,777
1,142	Blue Nile, Inc. †	46,685
1,100	Bridgepoint Education, Inc. †	25,300
593	Brunswick Corp.	10,709
430	Buckle, Inc. (The)	17,574
430	Capella Education Co. †	15,501
2,312	Cheesecake Factory, Inc. (The) †	67,857
1,474	Cherokee, Inc.	17,202
397	Coinstar, Inc. †	18,119
900	Cost Plus, Inc. †	8,775
1,511	Cracker Barrel Old Country Store, Inc.	76,169
297	Dana Holding Corp. †	3,609
1,035	Denny's Corp. †	3,892
250	Digital Generation, Inc. †	2,980
1,188	Domino's Pizza, Inc. †	40,333
448	Ethan Allen Interiors, Inc.	10,622
1,217	Express, Inc. †	24,267
200	Finish Line, Inc. (The), Class A	3,857
400	Global Sources, Ltd. †	1,940
820	Hibbett Sports, Inc. †	37,048
110	Hillenbrand, Inc.	2,455
600	iRobot Corp. †	17,910
177	JOS A Bank Clothiers, Inc. †	8,631
600	Life Time Fitness, Inc. †	28,050
500	Monro Muffler Brake, Inc.	19,395
460	National CineMedia, Inc.	5,704
1,406	New York & Co., Inc. †	3,740
315	Overstock.com, Inc. †	2,470
1,039	Papa John's International, Inc. †	39,149
180	PetMed Express, Inc.	1,868
3,220	Pier 1 Imports, Inc. †	44,855
340	Red Robin Gourmet Burgers, Inc. †	9,418
100	Rue21, Inc. †	2,160
1,200	Select Comfort Corp. †	26,028
169	Six Flags Entertainment Corp.	6,970
1,238	Sotheby's	35,320
450	Strayer Education, Inc.	43,736
1,300	Sturm Ruger & Co., Inc.	43,498
216	Tenneco, Inc. †	6,432
300	True Religion Apparel, Inc. †	10,374
100	Vera Bradley, Inc. †	3,225
206	Warnaco Group, Inc. (The) †	10,308
612	Winmark Corp.	35,110
100	Zumiez, Inc. †	2,776
		1,068,269
Consumer Staples — 4.5%
296	Boston Beer Co., Inc., Class A †	32,134
120	Casey's General Stores, Inc.	6,181
100	Medifast, Inc. †	1,372
569	Nature's Sunshine Products, Inc. †	8,831
1,252	Nu Skin Enterprises, Inc., Class A	60,809
400	Omega Protein Corp. †	2,852
3,522	Pantry, Inc. (The) †	42,159
100	Pricesmart, Inc.	6,959
452	Ruddick Corp.	19,273

Shares		Value
Consumer Staples (continued)
4,150	Smart Balance, Inc. †	$22,244
450	TreeHouse Foods, Inc. †	29,421
600	USANA Health Sciences, Inc. †	18,222
3,217	Vector Group, Ltd.	57,134
		307,591
Energy — 10.6%
3,197	Alon USA Energy, Inc.	27,846
511	Apco Oil and Gas International, Inc.	41,759
105	Approach Resources, Inc. †	3,088
240	Basic Energy Services, Inc. †	4,728
295	Berry Petroleum Co., Class A	12,396
3,170	Cal Dive International, Inc. †	7,132
297	Clayton Williams Energy, Inc. †	22,536
1,348	Complete Production Services, Inc. †	45,239
524	Contango Oil & Gas Co. †	30,486
1,055	Crosstex Energy, Inc.	13,335
2,842	CVR Energy, Inc. †	53,231
297	Dril-Quip, Inc. †	19,548
1,814	Energy XXI Bermuda, Ltd. †	57,830
2,600	Evolution Petroleum Corp. †	20,930
500	Global Geophysical Services, Inc. †	3,360
293	Golar LNG, Ltd.	13,024
3,280	Goodrich Petroleum Corp. †	45,034
470	Gulfmark Offshore, Inc., Class A †	19,745
920	ION Geophysical Corp. †	5,640
110	Key Energy Services, Inc. †	1,702
297	Lufkin Industries, Inc.	19,991
215	Mitcham Industries, Inc. †	4,696
2,418	Newpark Resources, Inc. †	22,971
706	Northern Oil and Gas, Inc. †	16,930
164	Oasis Petroleum, Inc. †	4,771
290	Panhandle Oil and Gas, Inc., Class A	9,515
1,316	Petroquest Energy, Inc. †	8,686
952	Rex Energy Corp. †	14,052
1,212	Rosetta Resources, Inc. †	52,722
128	Vaalco Energy, Inc. †	773
2,083	Western Refining, Inc.	27,683
2,180	World Fuel Services Corp.	91,516
		722,895
Financials — 4.6%
2,707	Advance America Cash Advance Centers, Inc.	24,228
640	Bank of the Ozarks, Inc.	18,963
503	Credit Acceptance Corp. †	41,266
376	Diamond Hill Investment Group, Inc.	27,816
380	First Financial Bankshares, Inc.	12,703
120	MarketAxess Holdings, Inc.	3,613
383	National Health Investors, Inc.	16,844
320	S.Y. Bancorp, Inc.	6,570
605	SVB Financial Group †	28,853
920	Tejon Ranch Co. †	22,522
720	Universal Health Realty Income Trust	28,080
1,140	World Acceptance Corp. †	83,790
		315,248
Health Care — 20.6%
539	Accretive Health, Inc. †	12,386
1,459	Acorda Therapeutics, Inc. †	34,782
298	Air Methods Corp. †	25,166
2,255	Akorn, Inc. †	25,076
414	Alkermes PLC †	7,187
1,056	Arthrocare Corp. †	33,454
524	athenahealth, Inc. †	25,739
298	AVEO Pharmaceuticals, Inc. †	5,125
626	Bio-Reference Labs, Inc. †	10,185
906	Centene Corp. †	35,869

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Health Care (continued)
2,068	Cepheid, Inc. †	$71,160
940	Chemed Corp.	48,137
60	Computer Programs & Systems, Inc.	3,067
567	Corvel Corp. †	29,320
2,533	Cubist Pharmaceuticals, Inc. †	100,357
1,534	Depomed, Inc. †	7,946
1,490	Dusa Pharmaceuticals, Inc. †	6,526
2,431	DynaVox, Inc., Class A †	8,849
2,602	Emergent Biosolutions, Inc. †	43,818
790	Exelixis, Inc. †	3,741
520	Genomic Health, Inc. †	13,203
378	Haemonetics Corp. †	23,141
732	HMS Holdings Corp. †	23,409
1,680	Incyte Corp., Ltd. †	25,217
980	InterMune, Inc. †	12,348
1,102	Jazz Pharmaceuticals, Inc. †	42,570
747	Maxygen, Inc. †	4,206
821	Medicines Co. (The) †	15,303
1,295	Medicis Pharmaceutical Corp., Class A	43,059
205	Medidata Solutions, Inc. †	4,459
300	Medivation, Inc. †	13,833
2,858	Momenta Pharmaceuticals, Inc. †	49,701
63	Neogen Corp. †	1,930
3,278	Neurocrine Biosciences, Inc. †	27,863
1,041	NxStage Medical, Inc. †	18,509
1,268	Obagi Medical Products, Inc. †	12,883
821	Omnicell, Inc. †	13,563
666	Onyx Pharmaceuticals, Inc. †	29,271
674	Par Pharmaceutical Cos., Inc. †	22,060
7,720	PDL BioPharma, Inc.	47,864
112	Pernix Therapeutics Holdings †	1,037
2,562	Progenics Pharmaceuticals, Inc. †	21,879
125	PSS World Medical, Inc. †	3,024
986	Quality Systems, Inc.	36,472
1,025	Questcor Pharmaceuticals, Inc. †	42,620
8,563	RTI Biologics, Inc. †	38,020
1,466	Salix Pharmaceuticals, Ltd. †	70,148
600	Sciclone Pharmaceuticals, Inc. †	2,574
861	Select Medical Holdings Corp. †	7,301
3,394	Spectrum Pharmaceuticals, Inc. †	49,654
449	Staar Surgical Co. †	4,710
790	STERIS Corp.	23,558
400	Synergetics USA, Inc. †	2,952
3,481	Synta Pharmaceuticals Corp. †	16,256
3,555	Team Health Holdings, Inc. †	78,459
210	Theravance, Inc. †	4,641
184	Transcend Services, Inc. †	4,366
162	WellCare Health Plans, Inc. †	8,505
119	West Pharmaceutical Services, Inc.	4,516
		1,402,974
Industrials — 15.7%
1,406	3D Systems Corp. †	20,246
260	AAR Corp.	4,984
1,353	Actuant Corp., Class A	30,700
160	Advisory Board Co. (The) †	11,874
2,843	Aircastle, Ltd.	36,163
1,461	Allegiant Travel Co., Class A †	77,930
1,637	Altra Holdings, Inc. †	30,825
160	American Science & Engineering, Inc.	10,898
540	Astronics Corp. †	19,337
1,805	Blount International, Inc. †	26,209
640	Brady Corp., Class A	20,205
129	Chart Industries, Inc. †	6,975
350	CLARCOR, Inc.	17,496
692	Coleman Cable, Inc. †	6,020
1,010	Colfax Corp. †	28,765

Shares		Value
Industrials (continued)
1,348	Deluxe Corp.	$30,680
380	Dollar Thrifty Automotive Group, Inc. †	26,699
447	Douglas Dynamics, Inc.	6,535
2,307	DXP Enterprises, Inc. †	74,285
563	HEICO Corp.	32,924
1,789	Hexcel Corp. †	43,312
450	Huron Consulting Group, Inc. †	17,433
800	Innerworkings, Inc. †	7,448
1,168	Insperity, Inc.	29,609
430	Kaman Corp.	11,748
1,780	Knight Transportation, Inc.	27,839
50	MasTec, Inc. †	868
161	Middleby Corp. †	15,140
81	Mine Safety Appliances Co.	2,683
1,340	Mistras Group, Inc. †	34,157
292	Mueller Industries, Inc.	11,219
560	National Presto Industries, Inc.	52,416
7,470	Pendrell Corp. †	19,048
200	Portfolio Recovery Associates, Inc. †	13,504
159	RBC Bearings, Inc. †	6,630
912	Sauer-Danfoss, Inc. †	33,024
135	Standard Parking Corp. †	2,412
619	Sun Hydraulics Corp.	14,503
1,496	TAL International Group, Inc.	43,070
4,030	Taser International, Inc. †	20,634
1,495	Tennant Co.	58,111
597	Textainer Group Holdings, Ltd.	17,385
338	Titan International, Inc.	6,577
39	Trimas Corp. †	700
296	Watsco, Inc.	19,435
1,048	Woodward Governor Co.	42,895
		1,071,550
Information Technology — 21.7%
298	ADTRAN, Inc.	8,988
1,349	Advent Software, Inc. †	32,862
120	Amtech Systems, Inc. †	1,021
341	Ancestry.com, Inc. †	7,829
459	Anixter International, Inc. †	27,375
130	Aspen Technology, Inc. †	2,255
760	Blackbaud, Inc.	21,052
20	BroadSoft, Inc. †	604
479	Cabot Microelectronics Corp. †	22,633
1,020	CACI International, Inc., Class A †	57,038
1,062	Cardtronics, Inc. †	28,738
1,377	Cirrus Logic, Inc. †	21,826
296	Coherent, Inc. †	15,472
296	CommVault Systems, Inc. †	12,645
300	Constant Contact, Inc. †	6,963
743	CSG Systems International, Inc. †	10,930
234	Cymer, Inc. †	11,644
1,538	Daktronics, Inc.	14,719
163	DTS, Inc. †	4,440
448	Echo Global Logistics, Inc. †	7,235
1,144	Fair Isaac Corp.	41,001
79	FARO Technologies, Inc. †	3,634
445	FEI Co. †	18,147
1,642	Forrester Research, Inc. †	55,729
4,591	GT Advanced Technologies, Inc. †	33,239
1,784	Heartland Payment Systems, Inc.	43,458
121	Hittite Microwave Corp. †	5,975
3,149	j2 Global, Inc.	88,613
715	Jack Henry & Associates, Inc.	24,031
160	Littelfuse, Inc.	6,877
645	LivePerson, Inc. †	8,095
981	Manhattan Associates, Inc. †	39,711
200	MAXIMUS, Inc.	8,270

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Information Technology (continued)
320	Micrel, Inc.	$3,235
604	Microsemi Corp. †	10,117
600	MicroStrategy, Inc., Class A †	64,992
672	Monolithic Power Systems, Inc. †	10,127
660	MTS Systems Corp.	26,895
40	Netgear, Inc. †	1,343
55	Netscout Systems, Inc. †	968
424	Newport Corp. †	5,771
1,130	NIC, Inc.	15,040
240	NVE Corp. †	13,327
558	OpenTable, Inc. †	21,835
880	Oplink Communications, Inc. †	14,493
300	Parametric Technology Corp. †	5,478
1,157	Plantronics, Inc.	41,235
1,275	Plexus Corp. †	34,909
3,915	Power-One, Inc. †	15,308
2,675	PRGX Global, Inc. †	15,916
861	Progress Software Corp. †	16,660
40	QLIK Technologies, Inc. †	968
2,283	Quest Software, Inc. †	42,464
313	RightNow Technologies, Inc. †	13,375
156	Rofin-Sinar Technologies, Inc. †	3,564
428	Rogers Corp. †	15,776
170	Rubicon Technology, Inc. †	1,596
596	Scansource, Inc. †	21,456
1,610	Silicon Graphics International Corp. †	18,451
1,380	Silicon Image, Inc. †	6,486
797	SolarWinds, Inc. †	22,276
43	Stamps.com, Inc. †	1,124
1,114	Synaptics, Inc. †	33,587
379	Syntel, Inc.	17,726
2,214	TeleTech Holdings, Inc. †	35,867
1,800	TiVo, Inc. †	16,146
550	TNS, Inc. †	9,746
1,390	Tyler Technologies, Inc. †	41,853
300	Ultimate Software Group, Inc. †	19,536
2,075	ValueClick, Inc. †	33,802
158	VASCO Data Security International, Inc. †	1,030
2,570	Veeco Instruments, Inc. †	53,456
897	Websense, Inc. †	16,801
210	Wright Express Corp. †	11,399
3,030	XO Group, Inc. †	25,270
2,670	Zix Corp. †	7,529
		1,481,982
Materials — 4.9%
446	A Schulman, Inc.	9,446
974	AEP Industries, Inc. †	27,418
287	Calgon Carbon Corp. †	4,509
750	Coeur d'Alene Mines Corp. †	18,105
964	HB Fuller Co.	22,278
7,603	Hecla Mining Co.	39,764
1,164	Innophos Holdings, Inc.	56,524
446	Koppers Holdings, Inc.	15,325
1,273	LSB Industries, Inc. †	35,682
56	Myers Industries, Inc.	691
450	NewMarket Corp.	89,149
693	Olin Corp.	13,617
		332,508
Telecommunication Services — 1.4%
1,951	Cogent Communications Group, Inc. †	32,952
4,790	General Communication, Inc., Class A †	46,894
134	IDT Corp., Class B	1,257
608	Lumos Networks Corp.	9,327

Shares		Value
Telecommunication Services (continued)
2,121	Vonage Holdings Corp. †	$5,196
		95,626
Utilities — 0.0%
134	Genie Energy, Ltd., Class B	1,063

Total Common Stock (Cost $6,276,429)		6,799,706

SHORT-TERM INVESTMENT — 0.5%
36,585	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $36,585)	36,585

Total Investments — 100.1%
(Cost $6,313,014)		6,836,291
Other Assets & Liabilities, Net — (0.1)%		(10,092)
NET ASSETS — 100.0%		$6,826,199

PLC— Public Limited Company

† Non-income producing security.

(a) Rate shown is the 7-day effective yield as of December 31, 2011.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2011
Schedule of Investments

Shares		Value

COMMON STOCK — 99.2% ††
Consumer Discretionary — 9.0%
600	America's Car-Mart, Inc. †	$23,508
2,474	Ameristar Casinos, Inc.	42,775
89	Ascena Retail Group, Inc. †	2,645
878	Blue Nile, Inc. †	35,893
1,253	Bob Evans Farms, Inc.	42,026
100	Bridgepoint Education, Inc. †	2,300
4,056	Cabela's, Inc. †	103,104
659	Cherokee, Inc.	7,691
100	Coinstar, Inc. †	4,564
200	Core-Mark Holding Co., Inc.	7,920
886	Cracker Barrel Old Country Store, Inc.	44,663
582	Digital Generation, Inc. †	6,937
273	Dillard's, Inc., Class A	12,252
1,181	Domino's Pizza, Inc. †	40,095
500	Express, Inc. †	9,970
1,900	Finish Line, Inc. (The), Class A	36,641
2,200	hhgregg, Inc. †	31,790
400	Hibbett Sports, Inc. †	18,072
100	HOT Topic, Inc.	661
1,500	Iconix Brand Group, Inc. †	24,435
800	Lincoln Educational Services Corp.	6,320
682	Men's Wearhouse, Inc. (The)	22,104
792	Multimedia Games, Inc. †	6,289
12,759	New York & Co., Inc. †	33,939
1,828	Overstock.com, Inc. †	14,331
1,179	Saks, Inc. †	11,495
1,800	Scholastic Corp.	53,946
20,004	School Specialty, Inc. †	50,010
700	Select Comfort Corp. †	15,183
1,100	Sturm Ruger & Co., Inc.	36,806
1,131	Tenneco, Inc. †	33,681
500	Zumiez, Inc. †	13,880
		795,926
Consumer Staples — 3.5%
13	Boston Beer Co., Inc., Class A †	1,411
405	Hain Celestial Group, Inc. (The) †	14,847
700	Medifast, Inc. †	9,604
1,019	Nature's Sunshine Products, Inc. †	15,815
200	Nu Skin Enterprises, Inc., Class A	9,714
1,200	Omega Protein Corp. †	8,556
4,300	Pantry, Inc. (The) †	51,471
2,372	Revlon, Inc., Class A †	35,272
3,200	Smart Balance, Inc. †	17,152
1,154	Susser Holdings Corp. †	26,104
1,266	TreeHouse Foods, Inc. †	82,771
1,200	USANA Health Sciences, Inc. †	36,444
		309,161
Energy — 7.7%
1,900	Alon USA Energy, Inc.	16,549
835	Berry Petroleum Co., Class A	35,087
270	Bill Barrett Corp. †	9,199
228	Bristow Group, Inc.	10,805
13,100	Cal Dive International, Inc. †	29,475
1,212	Callon Petroleum Co. †	6,024
1,212	Complete Production Services, Inc. †	40,675
2,178	Crosstex Energy, Inc.	27,530
1,310	CVR Energy, Inc. †	24,536
2,410	Delek US Holdings, Inc.	27,498
1,160	Evolution Petroleum Corp. †	9,338
2,100	Goodrich Petroleum Corp. †	28,833
1,100	Gulfmark Offshore, Inc., Class A †	46,211
113	Helix Energy Solutions Group, Inc. †	1,785

Shares		Value
Energy (continued)
520	L&L Energy, Inc. †	$1,347
100	Mitcham Industries, Inc. †	2,184
3,315	Newpark Resources, Inc. †	31,493
511	Nordic American Tanker Shipping	6,127
3,465	Petroquest Energy, Inc. †	22,869
1,650	REX American Resources Corp. †	36,481
749	Rosetta Resources, Inc. †	32,581
1,827	Swift Energy Co. †	54,298
1,820	Vaalco Energy, Inc. †	10,993
1,899	Western Refining, Inc.	25,238
3,359	World Fuel Services Corp.	141,011
		678,167
Financials — 34.0%
1,552	Advance America Cash Advance Centers, Inc.	13,890
200	Agree Realty Corp.	4,876
38	American Capital, Ltd. †	256
14,422	American Equity Investment Life Holding Co.	149,989
8,707	Banco Latinoamericano de Comercio Exterior SA, Class E	139,747
237	Bank of Marin Bancorp	8,909
676	Bank of the Ozarks, Inc.	20,030
2,275	BioMed Realty Trust, Inc.	41,132
491	BofI Holding, Inc. †	7,979
7,045	Boston Private Financial Holdings, Inc.	55,937
2,995	Calamos Asset Management, Inc., Class A	37,467
1,915	Capstead Mortgage Corp.	23,823
1,496	Cathay General Bancorp	22,335
4,303	CBL & Associates Properties, Inc.	67,557
1,537	Centerstate Banks, Inc.	10,175
1,925	Chemical Financial Corp.	41,041
3,843	CNO Financial Group, Inc. †	24,249
396	Colonial Properties Trust	8,260
1,411	Community Bank System, Inc.	39,226
66	Credit Acceptance Corp. †	5,415
2,282	DuPont Fabros Technology, Inc.	55,270
900	Eagle Bancorp, Inc. †	13,086
82	Education Realty Trust, Inc.	839
1,359	Entertainment Properties Trust	59,402
6,668	Equity One, Inc.	113,223
783	Extra Space Storage, Inc.	18,972
1,429	FBL Financial Group, Inc., Class A	48,614
10,934	First Busey Corp.	54,670
245	First Citizens BancShares, Inc., Class A	42,872
11,946	First Commonwealth Financial Corp.	62,836
1,648	First Financial Bancorp	27,423
1,179	First Financial Bankshares, Inc.	39,414
4,042	FirstMerit Corp.	61,155
4,028	FNB Corp.	45,557
1,521	Glacier Bancorp, Inc.	18,298
1,988	Hanmi Financial Corp. †	14,707
2,384	Hatteras Financial Corp.	62,866
1,778	Highwoods Properties, Inc.	52,753
342	Home Properties, Inc.	19,689
772	Hudson Valley Holding Corp.	16,382
339	Infinity Property & Casualty Corp.	19,235
2,937	Inland Real Estate Corp.	22,351
169	Knight Capital Group, Inc., Class A †	1,998
800	Lakeland Financial Corp.	20,696
152	LaSalle Hotel Properties	3,680
2,611	Lexington Realty Trust	19,556
1,037	LTC Properties, Inc.	32,002
5,457	Maiden Holdings, Ltd.	47,803
4,649	MB Financial, Inc.	79,498

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Financials (continued)
1,176	Medical Properties Trust, Inc.	$11,607
5,983	MFA Financial, Inc.	40,206
1,500	National Health Investors, Inc.	65,970
16,968	National Penn Bancshares, Inc.	143,210
626	National Retail Properties, Inc.	16,514
1,047	NBT Bancorp, Inc.	23,170
632	Nelnet, Inc., Class A	15,465
1,741	Old National Bancorp	20,283
980	One Liberty Properties, Inc.	16,170
307	Oppenheimer Holdings, Inc., Class A	4,943
1,271	Oritani Financial Corp.	16,231
791	PHH Corp. †	8,464
437	Piper Jaffray Cos. †	8,827
2,639	PMI Group, Inc. (The) †	71
860	Potlatch Corp.	26,755
2,140	ProAssurance Corp.	170,815
1,703	Provident Financial Services, Inc.	22,803
1,046	Pzena Investment Management, Inc., Class A	4,529
2,037	Redwood Trust, Inc.	20,737
1,978	Republic Bancorp, Inc., Class A	45,296
342	RLI Corp.	24,918
784	S&T Bancorp, Inc.	15,327
3,809	Safeguard Scientifics, Inc. †	60,144
138	Signature Bank †	8,279
1,250	Sovran Self Storage, Inc.	53,337
11,166	Susquehanna Bancshares, Inc.	93,571
2,355	SVB Financial Group †	112,310
227	Tower Group, Inc.	4,579
4,260	Trustco Bank Corp.	23,899
400	Virginia Commerce Bancorp, Inc. †	3,092
742	Walter Investment Management Corp.	15,218
5,326	Webster Financial Corp.	108,597
2,229	Western Alliance Bancorp †	13,887
		3,016,364
Health Care — 11.4%
747	Amsurg Corp., Class A †	19,452
265	Assisted Living Concepts, Inc., Class A	3,946
345	athenahealth, Inc. †	16,947
366	Bio-Rad Laboratories, Inc., Class A †	35,151
2,259	Centene Corp. †	89,434
404	Chemed Corp.	20,689
200	Cornerstone Therapeutics, Inc. †	1,120
410	Cubist Pharmaceuticals, Inc. †	16,244
800	DynaVox, Inc., Class A †	2,912
1,852	Emergent Biosolutions, Inc. †	31,188
100	eResearchTechnology, Inc. †	469
1,700	HealthSouth Corp. †	30,039
400	Hi-Tech Pharmacal Co., Inc. †	15,556
3,061	Magellan Health Services, Inc. †	151,428
17,383	Maxygen, Inc. †	97,866
1,019	Medicis Pharmaceutical Corp., Class A	33,882
1,229	Molina Healthcare, Inc. †	27,443
2,690	Momenta Pharmaceuticals, Inc. †	46,779
34	Neurocrine Biosciences, Inc. †	289
139	NxStage Medical, Inc. †	2,471
951	Owens & Minor, Inc.	26,428
680	Par Pharmaceutical Cos., Inc. †	22,256
6,950	PDL BioPharma, Inc.	43,090
774	Quality Systems, Inc.	28,630
334	Questcor Pharmaceuticals, Inc. †	13,888
3,301	RTI Biologics, Inc. †	14,657
677	Salix Pharmaceuticals, Ltd. †	32,394
3,218	Select Medical Holdings Corp. †	27,289
683	Sirona Dental Systems, Inc. †	30,079

Shares		Value
Health Care (continued)
1,129	Skilled Healthcare Group, Inc., Class A †	$6,164
600	Spectrum Pharmaceuticals, Inc. †	8,778
1,985	Team Health Holdings, Inc. †	43,809
2,613	Viropharma, Inc. †	71,570
		1,012,337
Industrials — 15.5%
100	3D Systems Corp. †	1,440
1,059	AAR Corp.	20,301
625	Acuity Brands, Inc.	33,125
11,221	Aircastle, Ltd.	142,731
503	Albany International Corp., Class A	11,629
740	Allegiant Travel Co., Class A †	39,472
164	American Science & Engineering, Inc.	11,170
273	Astec Industries, Inc. †	8,793
1,246	Belden, Inc.	41,467
1,301	Blount International, Inc. †	18,891
391	Brady Corp., Class A	12,344
2,947	Briggs & Stratton Corp.	45,649
286	Ceradyne, Inc. †	7,659
1,832	Deluxe Corp.	41,696
875	DXP Enterprises, Inc. †	28,175
108	EMCOR Group, Inc.	2,895
1,286	Encore Wire Corp.	33,307
202	Foster (L.B.) Co., Class A	5,715
1,394	FTI Consulting, Inc. †	59,134
569	GenCorp, Inc. †	3,027
1,001	Great Lakes Dredge & Dock Corp.	5,566
578	HEICO Corp.	33,802
2,094	Hexcel Corp. †	50,696
200	Huron Consulting Group, Inc. †	7,748
474	Kaman Corp.	12,950
2,041	Kelly Services, Inc., Class A	27,921
453	Korn/Ferry International †	7,728
1,249	MasTec, Inc. †	21,695
574	Michael Baker Corp. †	11,256
2,843	Miller Industries, Inc.	44,720
1,227	Mine Safety Appliances Co.	40,638
1,388	Mistras Group, Inc. †	35,380
1,862	Mueller Industries, Inc.	71,538
100	National Presto Industries, Inc.	9,360
732	Nordson Corp.	30,144
159	Northwest Pipe Co. †	3,635
1,000	Pendrell Corp. †	2,550
461	Pike Electric Corp. †	3,315
4,697	RailAmerica, Inc. †	69,938
1,129	Rush Enterprises, Inc., Class A †	23,619
110	Sauer-Danfoss, Inc. †	3,983
1,120	Simpson Manufacturing Co., Inc.	37,699
2,392	SkyWest, Inc.	30,115
1,418	TAL International Group, Inc.	40,824
472	Tennant Co.	18,347
113	Titan International, Inc.	2,199
2,260	Tredegar Corp.	50,217
1,015	Unifirst Corp.	57,591
241	United Stationers, Inc.	7,847
679	Watsco, Inc.	44,583
56	Woodward Governor Co.	2,292
		1,378,516
Information Technology — 10.2%
1,769	Acxiom Corp. †	21,599
233	ADTRAN, Inc.	7,027
799	Anixter International, Inc. †	47,652
1,389	Blackbaud, Inc.	38,475
134	CACI International, Inc., Class A †	7,493

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	December 31, 2011
Schedule of Investments

Shares		Value
Information Technology (continued)
676	Coherent, Inc. †	$35,335
1,530	Comtech Telecommunications Corp.	43,789
112	Constant Contact, Inc. †	2,599
5,513	Cray, Inc. †	35,669
556	Daktronics, Inc.	5,321
2,745	Earthlink, Inc.	17,678
110	Echo Global Logistics, Inc. †	1,777
8	Euronet Worldwide, Inc. †	148
100	Fair Isaac Corp.	3,584
162	Forrester Research, Inc. †	5,498
1,700	GT Advanced Technologies, Inc. †	12,308
1,032	Higher One Holdings, Inc. †	19,030
2,035	Insight Enterprises, Inc. †	31,115
300	j2 Global, Inc.	8,442
1,173	Mantech International Corp., Class A	36,645
1,136	Monotype Imaging Holdings, Inc. †	17,710
341	MTS Systems Corp.	13,896
1,544	Omnivision Technologies, Inc. †	18,891
341	OpenTable, Inc. †	13,343
229	Plantronics, Inc.	8,162
1,700	Power-One, Inc. †	6,647
2,193	Quest Software, Inc. †	40,790
4,352	Richardson Electronics, Ltd.	53,486
900	S1 Corp. †	8,613
2,388	Scansource, Inc. †	85,968
500	Silicon Image, Inc. †	2,350
282	SolarWinds, Inc. †	7,882
500	Stamps.com, Inc. †	13,065
625	Syntel, Inc.	29,231
9,513	United Online, Inc.	51,751
679	ValueClick, Inc. †	11,061
2,702	Veeco Instruments, Inc. †	56,202
400	Websense, Inc. †	7,492
10,896	Westell Technologies, Inc., Class A †	24,189
6,500	XO Group, Inc. †	54,210
		906,123
Materials — 3.9%
234	A Schulman, Inc.	4,956
1,851	Coeur d'Alene Mines Corp. †	44,683
300	Georgia Gulf Corp. †	5,847
2,484	HB Fuller Co.	57,405
3,946	Hecla Mining Co.	20,637
395	Innophos Holdings, Inc.	19,181
1,031	Koppers Holdings, Inc.	35,425
338	Materion Corp. †	8,207
185	Metals USA Holdings Corp. †	2,081
340	Minerals Technologies, Inc.	19,220
1,070	Myers Industries, Inc.	13,204
122	Olin Corp.	2,397
627	Olympic Steel, Inc.	14,622
511	PH Glatfelter Co.	7,215
510	PolyOne Corp.	5,891
200	Schweitzer-Mauduit International, Inc.	13,292
1,986	Sensient Technologies Corp.	75,270
		349,533
Telecommunication Services — 2.2%
3,876	General Communication, Inc., Class A †	37,946
230	IDT Corp., Class B	2,158
2,351	Neutral Tandem, Inc. †	25,132
5,334	Premiere Global Services, Inc. †	45,179
6,000	USA Mobility, Inc.	83,220
1,952	Vonage Holdings Corp. †	4,782
		198,417

Shares		Value
Utilities — 1.8%
400	El Paso Electric Co.	$13,856
230	Genie Energy, Ltd., Class B	1,823
2,908	MGE Energy, Inc.	136,007
296	Otter Tail Corp.	6,518
		158,204
Total Common Stock (Cost $8,321,264)		8,802,748

SHORT-TERM INVESTMENT — 0.8%
72,564	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $72,564)	72,564

Total Investments — 100.0%
(Cost $8,393,828)		8,875,312
Other Assets & Liabilities, Net — 0.0%		1,269
NET ASSETS — 100.0%		$8,876,581

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments
Shares		Value

COMMON STOCK — 99.8%
Consumer Discretionary — 11.3%
300	1-800-Flowers.com, Inc., Class A †	$660
200	4Kids Entertainment, Inc. †	28
800	99 Cents Only Stores †	17,560
975	Aaron's, Inc.	26,013
900	Abercrombie & Fitch Co., Class A	43,956
300	Acme United Corp.	2,850
800	Advance Auto Parts, Inc.	55,704
850	Aeropostale, Inc. †	12,963
100	AFC Enterprises, Inc. †	1,470
90	AH Belo Corp., Class A	428
200	Aldila, Inc. †	442
3,975	Amazon.com, Inc. †	688,072
400	Ambassadors Group, Inc.	1,804
656	AMC Networks, Inc., Class A †	24,652
3,500	American Apparel, Inc. †	2,520
1,400	American Axle & Manufacturing Holdings, Inc. †	13,846
2,625	American Eagle Outfitters, Inc.	40,136
450	American Greetings Corp., Class A	5,630
100	Ameristar Casinos, Inc.	1,729
964	ANN, Inc. †	23,888
1,350	Apollo Group, Inc., Class A †	72,724
300	Arbitron, Inc.	10,323
564	Ascena Retail Group, Inc. †	16,762
200	Ascent Media Corp., Class A †	10,144
1,250	AutoNation, Inc. †	46,087
465	AutoZone, Inc. †	151,111
500	Bally Technologies, Inc. †	19,780
1,000	Beazer Homes USA, Inc. †	2,480
1,400	Bebe Stores, Inc.	11,662
1,925	Bed Bath & Beyond, Inc. †	111,592
950	Belo Corp., Class A	5,985
3,400	Best Buy Co., Inc.	79,458
200	Big 5 Sporting Goods Corp.	2,088
500	Big Lots, Inc. †	18,880
40	Biglari Holdings, Inc. †	14,730
250	Blue Nile, Inc. †	10,220
300	Bluegreen Corp. †	843
112	Blyth, Inc.	6,362
400	Bon-Ton Stores, Inc. (The)	1,348
100	Books-A-Million, Inc., Class A	239
400	Borders Group, Inc. †	3
1,280	BorgWarner, Inc. †	81,587
2,000	Boyd Gaming Corp. †	14,920
1,000	Bravo Brio Restaurant Group, Inc. †	17,150
500	Bridgepoint Education, Inc. †	11,500
775	Brinker International, Inc.	20,739
764	Brookfield Residential Properties, Inc. †	5,967
500	Brunswick Corp.	9,030
500	Cabela's, Inc. †	12,710
2,625	Cablevision Systems Corp., Class A	37,327
200	Cache, Inc. †	1,238
400	California Coastal Communities, Inc. † (b)	—
500	Callaway Golf Co.	2,765
500	Career Education Corp. †	3,985
900	Caribou Coffee Co., Inc. †	12,555
1,755	CarMax, Inc. †	53,492
3,200	Carnival Corp.	104,448
850	Carter's, Inc. †	33,839
7,137	CBS Corp., Class B	193,698
362	Charles & Colvard, Ltd. †	930
2,550	Charming Shoppes, Inc. †	12,495
700	Charter Communications, Inc., Class A †	39,858
600	Cheesecake Factory, Inc. (The) †	17,610
2,450	Chico's FAS, Inc.	27,293

Shares		Value
Consumer Discretionary (continued)
200	Children's Place Retail Stores, Inc. (The) †	$10,624
300	Chipotle Mexican Grill, Inc., Class A †	101,322
800	Cinemark Holdings, Inc.	14,792
50	Citi Trends, Inc. †	439
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	12,550
3,500	Coach, Inc.	213,640
100	Cobra Electronics Corp. †	428
200	Coinstar, Inc. †	9,128
1,450	Coldwater Creek, Inc. †	1,711
550	Collective Brands, Inc. †	7,904
110	Collectors Universe	1,603
200	Columbia Sportswear Co.	9,310
22,983	Comcast Corp. Special, Class A	544,927
500	Conn's, Inc. †	5,550
1,000	Cooper Tire & Rubber Co.	14,010
2,450	Corinthian Colleges, Inc. †	5,316
1,200	CROCS, Inc. †	17,724
6,200	Crown Media Holdings, Inc., Class A †	7,502
50	CSS Industries, Inc.	996
300	Cumulus Media, Inc., Class A †	1,002
1,500	Dana Holding Corp. †	18,225
1,500	Darden Restaurants, Inc.	68,370
450	Deckers Outdoor Corp. †	34,007
775	DeVry, Inc.	29,806
5	Dial Global, Inc. †	16
1,002	Dick's Sporting Goods, Inc.	36,954
100	Dillard's, Inc., Class A	4,488
6,968	DIRECTV, Class A †	297,952
1,600	Discovery Communications, Inc., Class A †	65,552
2,025	DISH Network Corp., Class A	57,672
100	Dixie Group, Inc. †	295
1,000	Dollar General Corp. †	41,140
1,275	Dollar Tree, Inc. †	105,965
650	Domino's Pizza, Inc. †	22,067
650	Dover Downs Gaming & Entertainment, Inc.	1,391
2,623	DR Horton, Inc.	33,076
1,200	DreamWorks Animation SKG, Inc., Class A †	19,914
3,625	Eastman Kodak Co. †	2,354
642	Education Management Corp. †	17,969
219	Emmis Communications Corp., Class A †	145
100	Empire Resorts, Inc. †	154
250	Entercom Communications Corp., Class A †	1,537
100	Entravision Communications Corp., Class A	156
1,366	EW Scripps Co. (The), Class A †	10,942
1,058	Expedia, Inc.	30,689
1,000	Express, Inc. †	19,940
1,200	Family Dollar Stores, Inc.	69,192
200	Famous Dave's of America, Inc. †	2,076
1,500	Federal-Mogul Corp. †	22,125
100	Finish Line, Inc. (The), Class A	1,929
1,900	Foot Locker, Inc.	45,296
40,485	Ford Motor Co.	435,619
300	Forward Industries, Inc. †	501
600	Fossil, Inc. †	47,616
700	Fred's, Inc., Class A	10,206
200	Furniture Brands International, Inc. †	246
600	Gaiam, Inc., Class A †	1,944
1,625	GameStop Corp., Class A †	39,211
600	Gaming Partners International Corp.	3,720
2,800	Gannett Co., Inc.	37,436
5,100	Gap, Inc. (The)	94,605

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Consumer Discretionary (continued)
9,050	General Motors Co. †	$183,443
275	Genesco, Inc. †	16,978
2,010	Gentex Corp.	59,476
1,900	Genuine Parts Co.	116,280
1,000	GNC Holdings, Inc., Class A †	28,950
1,875	Goodyear Tire & Rubber Co. (The) †	26,569
500	Grand Canyon Education, Inc. †	7,980
1,000	Gray Television, Inc. †	1,620
300	Great Wolf Resorts, Inc. †	870
200	Group 1 Automotive, Inc.	10,360
400	Guess?, Inc.	11,928
3,760	H&R Block, Inc.	61,401
696	Hanesbrands, Inc. †	15,215
2,475	Harley-Davidson, Inc.	96,203
600	Harman International Industries, Inc.	22,824
1,000	Harte-Hanks, Inc.	9,090
1,300	Hasbro, Inc.	41,457
200	Helen of Troy, Ltd. †	6,140
500	hhgregg, Inc. †	7,225
200	Hibbett Sports, Inc. †	9,036
300	Hillenbrand, Inc.	6,696
14,850	Home Depot, Inc. (The)	624,294
200	Hooker Furniture Corp.	2,294
100	HOT Topic, Inc.	661
1,000	Hovnanian Enterprises, Inc., Class A †	1,450
743	HSN, Inc.	26,941
600	Hyatt Hotels Corp., Class A †	22,584
450	Iconix Brand Group, Inc. †	7,330
3,450	International Game Technology	59,340
237	International Speedway Corp., Class A	6,008
5,372	Interpublic Group of Cos., Inc. (The)	52,270
743	Interval Leisure Group, Inc. †	10,112
340	ITT Educational Services, Inc. †	19,343
2,292	J.C. Penney Co., Inc.	80,564
1,000	Jack in the Box, Inc. †	20,900
1,500	Jarden Corp.	44,820
500	John Wiley & Sons, Inc., Class A	22,200
7,450	Johnson Controls, Inc.	232,887
378	Jones Group, Inc. (The)	3,988
300	JOS A Bank Clothiers, Inc. †	14,628
600	Journal Communications, Inc., Class A †	2,640
900	Journal Register Co. † (b)	—
300	K12, Inc. †	5,382
800	KB Home	5,376
1,800	Kenneth Cole Productions, Inc., Class A †	19,062
200	Kid Brands, Inc. †	632
50	Knology, Inc. †	710
2,800	Kohl's Corp.	138,180
300	Krispy Kreme Doughnuts, Inc. †	1,962
550	K-Swiss, Inc., Class A †	1,606
200	Lakes Entertainment, Inc. †	370
500	Lamar Advertising Co., Class A †	13,750
5,600	Las Vegas Sands Corp. †	239,288
200	La-Z-Boy, Inc., Class Z †	2,380
100	Leapfrog Enterprises, Inc., Class A †	559
450	Lear Corp. † (b)	—
500	Learning Tree International, Inc. †	3,510
750	Lee Enterprises, Inc. †	533
1,410	Leggett & Platt, Inc.	32,486
1,200	Lennar Corp., Class A	23,580
1,000	Libbey, Inc. †	12,740
1,351	Liberty Global, Inc., Class A †	55,432
1,377	Liberty Media Corp. - Capital, Class A	107,475
5,675	Liberty Media Corp. - Interactive, Class A †	92,020
200	Life Time Fitness, Inc. †	9,350
700	Lifetime Brands, Inc.	8,498

Shares		Value
Consumer Discretionary (continued)
200	LIN TV Corp., Class A †	$846
200	Lincoln Educational Services Corp.	1,580
2,537	Live Nation Entertainment, Inc. †	21,082
800	Liz Claiborne, Inc. †	6,904
1,800	LKQ Corp. †	54,144
14,581	Lowe's Cos., Inc.	370,066
2,940	Ltd. Brands, Inc.	118,629
4,798	Macy's, Inc.	154,400
881	Madison Square Garden, Inc., Class A †	25,232
100	Marcus Corp.	1,261
700	Marine Products Corp. †	3,472
2,577	Marriott International, Inc., Class A	75,171
257	Marriott Vacations Worldwide Corp. †	4,410
3,100	Martha Stewart Living Omnimedia, Class A	13,640
3,730	Mattel, Inc.	103,545
100	Matthews International Corp., Class A	3,143
496	McClatchy Co. (The), Class A †	1,185
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	13,110
11,940	McDonald's Corp.	1,197,940
3,200	McGraw-Hill Cos., Inc. (The)	143,904
271	MDC Holdings, Inc.	4,778
500	Media General, Inc., Class A †	2,035
500	Meritage Homes Corp. †	11,595
4,200	MGM Resorts International †	43,806
577	Mohawk Industries, Inc. †	34,534
1,600	Monarch Casino & Resort, Inc. †	16,304
150	Morgans Hotel Group Co. †	885
300	Morton's Restaurant Group, Inc. †	2,064
700	MTR Gaming Group, Inc. †	1,309
591	Multimedia Games, Inc. †	4,693
500	National CineMedia, Inc.	6,200
50	Nautilus, Inc. †	88
100	Navarre Corp. †	154
600	Netflix, Inc. †	41,574
1,300	New York & Co., Inc. †	3,458
2,100	New York Times Co. (The), Class A †	16,233
2,926	Newell Rubbermaid, Inc.	47,255
16,138	News Corp., Class A	287,902
200	Nexstar Broadcasting Group, Inc., Class A †	1,568
4,340	NIKE, Inc., Class B	418,246
700	Noble International, Ltd. † (b)	—
2,000	Nordstrom, Inc.	99,420
60	NVR, Inc. †	41,160
5,525	Office Depot, Inc. †	11,879
1,100	OfficeMax, Inc. †	4,994
3,500	Omnicom Group, Inc.	156,030
2,900	Orbitz Worldwide, Inc. †	10,904
1,560	O'Reilly Automotive, Inc. †	124,722
650	Orleans Homebuilders, Inc. † (b)	—
500	Outdoor Channel Holdings, Inc.	3,730
300	Overstock.com, Inc. †	2,352
50	Oxford Industries, Inc.	2,256
200	Pacific Sunwear of California, Inc. †	342
300	Panera Bread Co., Class A †	42,435
700	Penn National Gaming, Inc. †	26,649
400	Penske Automotive Group, Inc.	7,700
1,500	PEP Boys-Manny Moe & Jack	16,500
100	Perry Ellis International, Inc. †	1,422
1,250	PetSmart, Inc.	64,112
1,900	Pier 1 Imports, Inc. †	26,467
800	Pinnacle Entertainment, Inc. †	8,128
600	Polaris Industries, Inc.	33,588
275	Premier Exhibitions, Inc. †	674
560	priceline.com, Inc. †	261,918

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Consumer Discretionary (continued)
100	Princeton Review, Inc. †	$9
3,840	Pulte Group, Inc. †	24,230
600	PVH Corp.	42,294
50	Quiksilver, Inc. †	180
1,850	RadioShack Corp.	17,964
565	Ralph Lauren Corp., Class A	78,015
1,000	ReachLocal, Inc. †	6,180
600	Regal Entertainment Group, Class A	7,164
200	Regis Corp.	3,310
250	Rent-A-Center, Inc., Class A	9,250
1,500	Rick's Cabaret International, Inc. †	12,690
100	Rocky Brands, Inc. †	902
2,500	Ross Stores, Inc.	118,825
1,625	Royal Caribbean Cruises, Ltd.	40,251
500	Ruby Tuesday, Inc. †	3,450
2,200	Ruth's Hospitality Group, Inc. †	10,934
500	Ryland Group, Inc. (The)	7,880
1,800	Saks, Inc. †	17,550
100	Salem Communications Corp., Class A †	257
1,000	Sally Beauty Holdings, Inc. †	21,130
400	School Specialty, Inc. †	1,000
1,500	Scientific Games Corp., Class A †	14,550
1,300	Scripps Networks Interactive, Inc., Class A	55,146
200	Sealy Corp. †	344
925	Sears Holdings Corp. †	29,396
188	Select Comfort Corp. †	4,078
2,675	Service Corp. International	28,489
400	Shoe Carnival, Inc. †	10,280
100	Shuffle Master, Inc. †	1,172
776	Signet Jewelers, Ltd.	34,113
900	Sinclair Broadcast Group, Inc., Class A	10,197
48,100	Sirius XM Radio, Inc. †	87,542
1,000	Sonic Automotive, Inc., Class A	14,810
800	Sonic Corp. †	5,384
603	Sotheby's	17,204
75	Spartan Motors, Inc.	361
400	Speedway Motorsports, Inc.	6,132
552	Stage Stores, Inc.	7,667
1,892	Stanley Black & Decker, Inc.	127,899
200	Stanley Furniture Co., Inc. †	600
8,075	Staples, Inc.	112,162
8,100	Starbucks Corp.	372,681
1,973	Starwood Hotels & Resorts Worldwide, Inc.	94,645
100	Steinway Musical Instruments, Inc. †	2,504
900	Stewart Enterprises, Inc., Class A	5,184
150	Superior Industries International, Inc.	2,481
1,300	Syms Corp. †	14,300
600	Systemax, Inc. †	9,846
1,500	Talbots, Inc. †	3,990
7,200	Target Corp.	368,784
700	Tempur-Pedic International, Inc. †	36,771
450	Tenneco, Inc. †	13,401
1,000	Tesla Motors, Inc. †	28,560
1,000	Texas Roadhouse, Inc., Class A	14,900
500	Thor Industries, Inc.	13,715
1,235	Tiffany & Co.	81,831
3,299	Time Warner Cable, Inc., Class A	209,717
10,758	Time Warner, Inc.	388,794
4,050	TJX Cos., Inc.	261,427
1,600	Toll Brothers, Inc. †	32,672
800	Tractor Supply Co.	56,120
200	Trans World Entertainment Corp. †	504
1,058	TripAdvisor, Inc. †	26,660
300	True Religion Apparel, Inc. †	10,374
1,000	TRW Automotive Holdings Corp. †	32,600

Shares		Value
Consumer Discretionary (continued)
200	Tuesday Morning Corp. †	$690
600	Tupperware Brands Corp.	33,582
600	Ulta Salon Cosmetics & Fragrance, Inc. †	38,952
400	Under Armour, Inc., Class A †	28,716
200	Universal Electronics, Inc. †	3,374
500	Universal Technical Institute, Inc. †	6,390
1,400	Urban Outfitters, Inc. †	38,584
200	Value Line, Inc.	2,056
300	Valuevision Media, Inc., Class A †	564
950	VF Corp.	120,640
6,937	Viacom, Inc., Class B	315,009
2,825	Virgin Media, Inc.	60,398
19,118	Walt Disney Co. (The)	716,925
500	Warnaco Group, Inc. (The) †	25,020
296	Weight Watchers International, Inc.	16,283
4,600	Wendy's Co.	24,656
572	Whirlpool Corp.	27,141
1,100	Williams-Sonoma, Inc.	42,350
500	Winnebago Industries, Inc. †	3,690
400	Wolverine World Wide, Inc.	14,256
600	World Wrestling Entertainment, Inc., Class A	5,592
1,785	Wyndham Worldwide Corp.	67,527
650	Wynn Resorts, Ltd.	71,818
4,950	Yum! Brands, Inc.	292,100
1,900	Zale Corp. †	7,239
		16,997,891
Consumer Staples — 10.3%
200	Alico, Inc.	3,874
2,200	Alliance One International, Inc. †	5,984
22,575	Altria Group, Inc.	669,349
250	Andersons, Inc. (The)	10,915
6,786	Archer-Daniels-Midland Co.	194,080
3,950	Avon Products, Inc.	69,007
1,900	Beam, Inc.	97,337
1,100	Brown-Forman Corp., Class B	88,561
1,900	Bunge, Ltd.	108,680
2,175	Campbell Soup Co.	72,297
1,500	Central European Distribution Corp. †	6,562
1,700	Church & Dwight Co., Inc.	77,792
1,500	Clorox Co.	99,840
24,220	Coca-Cola Co. (The)	1,694,673
4,120	Coca-Cola Enterprises, Inc.	106,214
5,330	Colgate-Palmolive Co.	492,439
4,573	ConAgra Foods, Inc.	120,727
1,550	Constellation Brands, Inc., Class A †	32,039
800	Corn Products International, Inc.	42,072
4,350	Costco Wholesale Corp.	362,442
14,742	CVS Caremark Corp.	601,179
650	Darling International, Inc. †	8,638
2,134	Dean Foods Co. †	23,901
1,500	Dole Food Co., Inc. †	12,975
2,500	Dr. Pepper Snapple Group, Inc.	98,700
800	Energizer Holdings, Inc. †	61,984
1,200	Estee Lauder Cos., Inc. (The), Class A	134,784
1,687	Flowers Foods, Inc.	32,019
7,100	General Mills, Inc.	286,911
1,300	Green Mountain Coffee Roasters, Inc. †	58,305
400	Hain Celestial Group, Inc. (The) †	14,664
800	Hansen Natural Corp. †	73,712
1,200	Herbalife, Ltd.	62,004
2,000	Hershey Co. (The)	123,560
3,750	HJ Heinz Co.	202,650
2,100	Hormel Foods Corp.	61,509
550	Ingles Markets, Inc., Class A	8,283
1,500	JM Smucker Co. (The)	117,255
3,050	Kellogg Co.	154,239

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Consumer Staples (continued)
4,574	Kimberly-Clark Corp.	$336,463
17,271	Kraft Foods, Inc., Class A	645,245
6,825	Kroger Co. (The)	165,301
1,425	Lorillard, Inc.	162,450
700	Mannatech, Inc. †	287
750	McCormick & Co., Inc.	37,815
2,300	Mead Johnson Nutrition Co., Class A	158,079
200	MGP Ingredients, Inc.	1,008
1,500	Molson Coors Brewing Co., Class B	65,310
700	Nu Skin Enterprises, Inc., Class A	33,999
50	Parametric Sound Corp. †	35
18,340	PepsiCo, Inc.	1,216,859
18,925	Philip Morris International, Inc.	1,485,234
1,200	Prestige Brands Holdings, Inc. †	13,524
31,752	Procter & Gamble Co. (The)	2,118,176
700	Ralcorp Holdings, Inc. †	59,850
100	Reliv International, Inc.	130
6,228	Reynolds American, Inc.	257,964
7,050	Rite Aid Corp. †	8,883
70	Rocky Mountain Chocolate Factory, Inc.	598
3,900	Safeway, Inc.	82,056
50	Sanderson Farms, Inc.	2,506
6,720	Sara Lee Corp.	127,142
700	SIRVA, Inc. † (b)	—
2,200	Smithfield Foods, Inc. †	53,416
1,000	Snyders-Lance, Inc.	22,500
3,036	SUPERVALU, Inc.	24,652
6,700	Sysco Corp.	196,511
3,805	Tyson Foods, Inc., Class A	78,535
198	USANA Health Sciences, Inc. †	6,013
1,050	Vector Group, Ltd.	18,648
10,600	Walgreen Co.	350,436
20,295	Wal-Mart Stores, Inc.	1,212,829
1,625	Whole Foods Market, Inc.	113,068
		15,547,678
Energy — 11.7%
1,500	Alon USA Energy, Inc.	13,065
2,272	Alpha Natural Resources, Inc. †	46,417
1,000	Amyris, Inc. †	11,540
5,706	Anadarko Petroleum Corp.	435,539
4,546	Apache Corp.	411,777
300	Approach Resources, Inc. †	8,823
3,000	Arch Coal, Inc.	43,530
1,000	Atwood Oceanics, Inc. †	39,790
4,720	Baker Hughes, Inc.	229,581
600	Barnwell Industries, Inc. †	1,620
400	Berry Petroleum Co., Class A	16,808
900	BioFuel Energy Corp. †	612
900	Bolt Technology Corp.	10,296
300	BP Prudhoe Bay Royalty Trust	34,188
3,100	BPZ Resources, Inc. †	8,804
200	Bristow Group, Inc.	9,478
900	Cabot Oil & Gas Corp.	68,310
1,218	Cal Dive International, Inc. †	2,740
1,500	Callon Petroleum Co. †	7,455
2,800	Cameron International Corp. †	137,732
150	CARBO Ceramics, Inc.	18,499
200	Cheniere Energy, Inc. †	1,738
6,600	Chesapeake Energy Corp.	147,114
22,019	Chevron Corp.	2,342,822
447	Cimarex Energy Co.	27,669
600	Clean Energy Fuels Corp. †	7,476
1,000	Cloud Peak Energy, Inc. †	19,320
800	Complete Production Services, Inc. †	26,848
400	Comstock Resources, Inc. †	6,120
800	Concho Resources, Inc. †	75,000
15,701	ConocoPhillips	1,144,132

Shares		Value
Energy (continued)
2,600	Consol Energy, Inc.	$95,420
500	Continental Resources, Inc. †	33,355
200	Cross Timbers Royalty Trust	9,774
500	Crosstex Energy, Inc.	6,320
1,000	CVR Energy, Inc. †	18,730
1,000	Delek US Holdings, Inc.	11,410
250	Delta Petroleum Corp. †	24
3,779	Denbury Resources, Inc. †	57,063
4,336	Devon Energy Corp.	268,832
2,477	DHT Holdings, Inc.	1,833
850	Diamond Offshore Drilling, Inc.	46,971
800	Dresser-Rand Group, Inc. †	39,928
300	Dril-Quip, Inc. †	19,746
9,064	El Paso Corp.	240,830
15	Energy Partners, Ltd. †	219
1,000	Energy XXI Bermuda, Ltd. †	31,880
2,575	EOG Resources, Inc.	253,663
1,600	EQT Corp.	87,664
2,700	EXCO Resources, Inc.	28,215
812	Exterran Holdings, Inc. †	7,389
55,849	Exxon Mobil Corp.	4,733,761
2,356	FMC Technologies, Inc. †	123,054
950	Forest Oil Corp. †	12,873
1,500	General Maritime Corp.	22
100	GeoMet, Inc. †	93
500	Goodrich Petroleum Corp. †	6,865
381	Gulf Island Fabrication, Inc.	11,129
300	Gulfmark Offshore, Inc., Class A †	12,603
350	Gulfport Energy Corp. †	10,307
10,181	Halliburton Co.	351,346
1,000	Helix Energy Solutions Group, Inc. †	15,800
1,150	Helmerich & Payne, Inc.	67,114
1,900	Hercules Offshore, Inc. †	8,436
3,665	Hess Corp.	208,172
1,058	HollyFrontier Corp.	24,757
500	Hornbeck Offshore Services, Inc. †	15,510
1,000	Houston American Energy Corp.	12,190
1,750	ION Geophysical Corp. †	10,728
450	James River Coal Co. †	3,114
2,200	Key Energy Services, Inc. †	34,034
8,200	Kinder Morgan, Inc.	263,794
581	Lone Pine Resources, Inc. †	4,073
400	Lufkin Industries, Inc.	26,924
9	Magnum Hunter Resources Corp. †	49
8,222	Marathon Oil Corp.	240,658
4,111	Marathon Petroleum Corp.	136,855
450	Matrix Service Co. †	4,248
2,875	McDermott International, Inc. †	33,091
1,500	McMoRan Exploration Co. †	21,825
2,400	Murphy Oil Corp.	133,776
3,100	Nabors Industries, Ltd. †	53,754
5,045	National Oilwell Varco, Inc.	343,010
1,525	Newfield Exploration Co. †	57,538
875	Newpark Resources, Inc. †	8,312
1,750	Noble Energy, Inc.	165,182
1,000	Northern Oil and Gas, Inc. †	23,980
400	Oasis Petroleum, Inc. †	11,636
9,405	Occidental Petroleum Corp.	881,249
900	Oceaneering International, Inc.	41,517
500	Oil States International, Inc. †	38,185
113	OYO Geospace Corp. †	8,738
15	Pacific Ethanol, Inc. †	16
730	Patriot Coal Corp. †	6,183
1,950	Patterson-UTI Energy, Inc.	38,961
3,150	Peabody Energy Corp.	104,296
2,300	Petroquest Energy, Inc. †	15,180
1,325	Pioneer Natural Resources Co.	118,561

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Energy (continued)
1,553	Plains Exploration & Production Co. †	$57,026
1,700	Pyramid Oil Co. †	6,868
2,200	QEP Resources, Inc.	64,460
1,700	Quicksilver Resources, Inc. †	11,407
1,800	Range Resources Corp.	111,492
600	Rex Energy Corp. †	8,856
600	Rosetta Resources, Inc. †	26,100
1,600	Rowan Cos., Inc. †	48,528
675	RPC, Inc.	12,319
4,400	SandRidge Energy, Inc. †	35,904
15,629	Schlumberger, Ltd.	1,067,617
1,000	Ship Finance International, Ltd.	9,340
750	SM Energy Co.	54,825
1,000	Solazyme, Inc. †	11,900
1,172	Southern Union Co.	49,353
4,200	Southwestern Energy Co. †	134,148
7,341	Spectra Energy Corp.	225,736
1,065	Sunoco, Inc.	43,686
950	Superior Energy Services, Inc. †	27,018
3,500	Syntroleum Corp. †	3,360
1,500	Tesoro Corp. †	35,040
212	TGC Industries, Inc. †	1,514
500	Toreador Resources Corp. †	2,575
1,600	Trico Marine Services, Inc. †	50
1,765	Ultra Petroleum Corp. †	52,297
200	Union Drilling, Inc. †	1,248
500	Unit Corp. †	23,200
1,150	USEC, Inc. †	1,311
1,100	Vaalco Energy, Inc. †	6,644
6,814	Valero Energy Corp.	143,435
1,550	Venoco, Inc. †	10,494
8	Verenium Corp. †	17
800	W&T Offshore, Inc.	16,968
300	Warren Resources, Inc. †	978
500	Western Refining, Inc.	6,645
1,400	Whiting Petroleum Corp. †	65,366
7,050	Williams Cos., Inc. (The)	232,791
800	World Fuel Services Corp.	33,584
		17,701,708
Financials — 15.6%
200	21st Century Holding Co. †	592
1	Acadia Realty Trust	20
600	Advance America Cash Advance Centers, Inc.	5,370
600	Affiliated Managers Group, Inc. †	57,570
200	Affirmative Insurance Holdings, Inc. †	108
5,550	Aflac, Inc.	240,093
700	Alexandria Real Estate Equities, Inc.	48,279
6,175	Allstate Corp. (The)	169,257
800	Alterra Capital Holdings, Ltd.	18,904
100	Altisource Portfolio Solutions SA †	5,018
807	American Campus Communities, Inc.	33,862
1,600	American Capital Agency Corp.	44,928
4,200	American Capital, Ltd. †	28,266
1,100	American Equity Investment Life Holding Co.	11,440
10,250	American Express Co.	483,493
1,100	American Financial Group, Inc.	40,579
5,100	American International Group, Inc. †	118,320
300	American National Insurance Co.	21,909
4,425	American Tower Corp., Class A	265,544
3,080	Ameriprise Financial, Inc.	152,891
1,000	Amtrust Financial Services, Inc.	23,750
310	Anchor Bancorp Wisconsin, Inc. †	104
11,525	Annaly Capital Management, Inc.	183,939
1,500	Anworth Mortgage Asset Corp.	9,420
3,550	Aon Corp.	166,140

Shares		Value
Financials (continued)
1,256	Apartment Investment & Management Co., Class A	$28,775
2,200	Apollo Investment Corp. †	14,168
200	Arbor Realty Trust, Inc. †	704
1,200	Arch Capital Group, Ltd. †	44,676
4	Arlington Asset Investment Corp., Class A	85
1,150	Arthur J. Gallagher & Co.	38,456
544	Ashford Hospitality Trust, Inc.	4,352
1,100	Aspen Insurance Holdings, Ltd.	29,150
400	Asset Acceptance Capital Corp. †	1,564
1,354	Associated Banc-Corp	15,124
300	Associated Estates Realty Corp.	4,785
1,400	Assurant, Inc.	57,484
1,600	Assured Guaranty, Ltd.	21,024
700	Astoria Financial Corp.	5,943
847	AvalonBay Communities, Inc.	110,618
600	Avatar Holdings, Inc. †	4,308
1,700	Axis Capital Holdings, Ltd.	54,332
50	Bancorp, Inc. †	362
1,150	BancorpSouth, Inc.	12,673
117,248	Bank of America Corp.	651,899
450	Bank of Hawaii Corp.	20,021
12,913	Bank of New York Mellon Corp. (The)	257,098
16	BankAtlantic Bancorp, Inc., Class A †	54
700	BankFinancial Corp.	3,864
1,000	BankUnited, Inc.	21,990
8,725	BB&T Corp.	219,608
600	BBCN Bancorp, Inc. †	5,670
500	Beneficial Mutual Bancorp, Inc. †	4,180
21,495	Berkshire Hathaway, Inc., Class B †	1,640,068
1,000	BGC Partners, Inc., Class A	5,940
2,000	BioMed Realty Trust, Inc.	36,160
1,100	BlackRock, Inc., Class A	196,064
1,000	Boston Private Financial Holdings, Inc.	7,940
1,625	Boston Properties, Inc.	161,850
1,988	Brandywine Realty Trust	18,886
1,075	BRE Properties, Inc.	54,266
3,075	Brookfield Properties Corp.	48,093
1,500	Brookline Bancorp, Inc.	12,660
1,400	Brown & Brown, Inc.	31,682
100	Camden National Corp.	3,260
825	Camden Property Trust	51,348
350	Capital City Bank Group, Inc.	3,343
4,850	Capital One Financial Corp.	205,107
3,839	CapitalSource, Inc.	25,721
1,000	Capitol Federal Financial, Inc.	11,540
700	CapLease, Inc.	2,828
1,700	Capstead Mortgage Corp.	21,148
100	Cardinal Financial Corp.	1,074
288	Cathay General Bancorp	4,300
1,780	CBL & Associates Properties, Inc.	27,946
600	CBOE Holdings, Inc.	15,516
3,825	CBRE Group, Inc., Class A †	58,217
650	Cedar Shopping Centers, Inc.	2,801
12,914	Charles Schwab Corp. (The)	145,412
400	Charter Financial Corp.	3,704
500	Chemical Financial Corp.	10,660
11,900	Chimera Investment Corp.	29,869
3,300	Chubb Corp.	228,426
23	CIFC Corp. †	124
1,394	Cincinnati Financial Corp.	42,461
2,150	CIT Group, Inc. †	74,970
33,765	Citigroup, Inc.	888,357
2,500	City Bank †	400
600	City National Corp.	26,508
775	CME Group, Inc., Class A	188,844

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Financials (continued)
1,000	CNA Financial Corp.	$26,750
2,900	CNO Financial Group, Inc. †	18,299
750	CoBiz Financial, Inc.	4,327
1,000	Cogdell Spencer, Inc.	4,250
350	Cohen & Steers, Inc.	10,115
1,429	Colonial Properties Trust	29,809
276	Columbia Banking System, Inc.	5,319
2,433	Comerica, Inc.	62,771
1,240	Commerce Bancshares, Inc.	47,269
1,293	CommonWealth REIT	21,516
500	Community Bank System, Inc.	13,900
100	Community Trust Bancorp, Inc.	2,942
200	CompuCredit Holdings Corp. †	740
850	Corporate Office Properties Trust	18,071
1,863	Cousins Properties, Inc.	11,942
199	Cowen Group, Inc., Class A †	515
200	Crawford & Co., Class B	1,232
937	CubeSmart	9,970
950	Cullen/Frost Bankers, Inc.	50,265
1,000	CVB Financial Corp.	10,030
1,000	CYS Investments, Inc.	13,140
3,450	DCT Industrial Trust, Inc.	17,664
2,995	DDR Corp.	36,449
322	Delphi Financial Group, Inc., Class A	14,265
2,502	DiamondRock Hospitality Co.	24,119
1,000	Digital Realty Trust, Inc.	66,670
5,425	Discover Financial Services	130,200
1,100	Donegal Group, Inc., Class A	15,576
1,100	Douglas Emmett, Inc.	20,064
400	Duff & Phelps Corp., Class A	5,800
3,101	Duke Realty Corp.	37,367
700	DuPont Fabros Technology, Inc.	16,954
3,778	E*Trade Financial Corp. †	30,073
2,000	East West Bancorp, Inc.	39,500
1,325	Eaton Vance Corp.	31,323
1,000	Education Realty Trust, Inc.	10,230
1,500	eHealth, Inc. †	22,050
200	Encore Capital Group, Inc. †	4,252
700	Endurance Specialty Holdings, Ltd.	26,775
50	Enterprise Financial Services Corp.	740
300	Entertainment Properties Trust	13,113
500	Equity Lifestyle Properties, Inc.	33,345
1,000	Equity One, Inc.	16,980
3,479	Equity Residential	198,407
400	Essex Property Trust, Inc.	56,204
700	Everest Re Group, Ltd.	58,863
1,500	Extra Space Storage, Inc.	36,345
1,000	Ezcorp, Inc., Class A †	26,370
625	Federal Realty Investment Trust	56,719
1,200	Federated Investors, Inc., Class B	18,180
1,000	FelCor Lodging Trust, Inc. †	3,050
2,291	Fidelity National Financial, Inc., Class A	36,496
11,701	Fifth Third Bancorp	148,837
1,200	Financial Institutions, Inc.	19,368
100	First Acceptance Corp. †	136
827	First American Financial Corp.	10,478
300	First Bancorp	3,345
166	First BanCorp †	579
500	First Cash Financial Services, Inc. †	17,545
800	First Commonwealth Financial Corp.	4,208
425	First Community Bancshares, Inc.	5,304
100	First Financial Corp.	3,328
2,433	First Horizon National Corp.	19,464
650	First Industrial Realty Trust, Inc. †	6,650
50	First Marblehead Corp. (The) †	58
3,424	First Niagara Financial Group, Inc.	29,549
800	First Potomac Realty Trust	10,440

Shares		Value
Financials (continued)
600	First Republic Bank †	$18,366
1,007	FirstMerit Corp.	15,236
950	Flagstone Reinsurance Holdings SA	7,876
1,500	FNB Corp.	16,965
2,100	Forest City Enterprises, Inc., Class A †	24,822
1,760	Franklin Resources, Inc.	169,066
950	Franklin Street Properties Corp.	9,453
490	Frontier Financial Corp. †	14
2,734	Fulton Financial Corp.	26,821
4,665	General Growth Properties, Inc.	70,068
5,850	Genworth Financial, Inc., Class A †	38,317
400	Getty Realty Corp.	5,580
900	Glacier Bancorp, Inc.	10,827
1,000	Gleacher & Co., Inc. †	1,680
800	Glimcher Realty Trust	7,360
5,925	Goldman Sachs Group, Inc. (The)	535,798
435	Gramercy Capital Corp. †	1,087
338	Green Bankshares, Inc. †	426
300	Grubb & Ellis Co. †	38
1,000	Guaranty Bancorp †	1,470
100	Hallmark Financial Services †	699
627	Hancock Holding Co.	20,045
69	Hanmi Financial Corp. †	509
700	Hanover Insurance Group, Inc. (The)	24,465
200	Harleysville Group, Inc.	11,314
4,750	Hartford Financial Services Group, Inc.	77,187
1,000	Hatteras Financial Corp.	26,370
1,175	HCC Insurance Holdings, Inc.	32,312
4,625	HCP, Inc.	191,614
2,200	Health Care REIT, Inc.	119,966
500	Healthcare Realty Trust, Inc.	9,295
50	Heritage Commerce Corp. †	237
700	Hersha Hospitality Trust, Class A	3,416
650	Highwoods Properties, Inc.	19,285
1,500	Hilltop Holdings, Inc. †	12,675
660	Home Bancshares, Inc.	17,101
500	Home Properties, Inc.	28,785
1,000	Horace Mann Educators Corp.	13,710
1,500	Hospitality Properties Trust	34,470
8,624	Host Hotels & Resorts, Inc.	127,376
44	Howard Hughes Corp. (The) †	1,943
6,626	Hudson City Bancorp, Inc.	41,413
9,351	Huntington Bancshares, Inc.	51,337
100	ICG Group, Inc. †	772
85	IMPAC Mortgage Holdings, Inc. †	172
300	Infinity Property & Casualty Corp.	17,022
1,100	Inland Real Estate Corp.	8,371
1,500	Interactive Brokers Group, Inc., Class A	22,410
875	IntercontinentalExchange, Inc. †	105,481
700	International Bancshares Corp.	12,835
500	International. FCStone, Inc. †	11,785
550	Intervest Bancshares Corp., Class A †	1,502
1,000	Invesco Mortgage Capital, Inc.	14,050
5,700	Invesco, Ltd.	114,513
1,000	Investment Technology Group, Inc. †	10,810
800	Investors Bancorp, Inc. †	10,784
1,800	Investors Real Estate Trust	13,131
1,564	iStar Financial, Inc. †	8,274
2,475	Janus Capital Group, Inc.	15,617
1,700	Jefferies Group, Inc.	23,375
500	Jones Lang LaSalle, Inc.	30,630
44,709	JPMorgan Chase & Co.	1,486,574
600	Kearny Financial Corp.	5,700
350	Kemper Corp.	10,224
12,173	KeyCorp	93,610
700	Kilroy Realty Corp.	26,649
4,625	Kimco Realty Corp.	75,110

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Financials (continued)
800	Kite Realty Group Trust	$3,608
1,400	Knight Capital Group, Inc., Class A †	16,548
1,500	LaSalle Hotel Properties	36,315
1,700	Legg Mason, Inc.	40,885
2,505	Leucadia National Corp.	56,964
1,626	Lexington Realty Trust	12,179
1,450	Liberty Property Trust	44,776
3,700	Lincoln National Corp.	71,854
3,300	Loews Corp.	124,245
200	LPL Investment Holdings, Inc. †	6,108
1,372	M&T Bank Corp.	104,738
1,287	Macerich Co. (The)	65,122
1,500	Mack-Cali Realty Corp.	40,035
1,000	Maiden Holdings, Ltd.	8,760
5,370	Marsh & McLennan Cos., Inc.	169,799
244	MB Financial, Inc.	4,172
1,900	MBIA, Inc. †	22,021
967	Meadowbrook Insurance Group, Inc.	10,328
600	Medallion Financial Corp.	6,828
1,500	Medical Properties Trust, Inc.	14,805
9,921	MetLife, Inc.	309,337
4,000	MFA Financial, Inc.	26,880
1,500	MGIC Investment Corp. †	5,595
100	Mid-America Apartment Communities, Inc.	6,255
400	Montpelier Re Holdings, Ltd.	7,100
1,575	Moody's Corp.	53,046
17,825	Morgan Stanley	269,692
3,800	MPG Office Trust, Inc. †	7,562
1,072	MSCI, Inc., Class A †	35,301
1,450	NASDAQ OMX Group, Inc. (The) †	35,540
400	National Interstate Corp.	9,868
2,500	National Penn Bancshares, Inc.	21,100
500	National Retail Properties, Inc.	13,190
500	NBT Bancorp, Inc.	11,065
4,312	New York Community Bancorp, Inc.	53,339
350	Newcastle Investment Corp.	1,627
10	North Valley Bancorp †	96
2,850	Northern Trust Corp.	113,031
156	NorthStar Realty Finance Corp.	744
875	Northwest Bancshares, Inc.	10,885
3,350	NYSE Euronext	87,435
300	Ocwen Financial Corp. †	4,344
1,500	Old National Bancorp	17,475
3,236	Old Republic International Corp.	29,998
400	Old Second Bancorp, Inc. †	532
1,800	Omega Healthcare Investors, Inc.	34,830
600	OneBeacon Insurance Group, Ltd., Class A	9,234
432	Oriental Financial Group, Inc.	5,232
400	Oritani Financial Corp.	5,108
200	Parkway Properties, Inc.	1,972
900	PartnerRe, Ltd.	57,789
1,000	Pebblebrook Hotel Trust	19,180
4,347	People's United Financial, Inc.	55,859
123	PHH Corp. †	1,316
1,250	Phoenix Cos., Inc. (The) †	2,100
2,100	Piedmont Office Realty Trust, Inc., Class A	35,784
1,500	Pinnacle Financial Partners, Inc. †	24,225
500	Platinum Underwriters Holdings, Ltd.	17,055
1,884	Plum Creek Timber Co., Inc.	68,879
1,725	PMI Group, Inc. (The) †	47
6,300	PNC Financial Services Group, Inc.	363,321
11,575	Popular, Inc. †	16,089
600	Post Properties, Inc.	26,232
200	Preferred Bank †	1,500

Shares		Value
Financials (continued)
1,000	Primerica †	$23,240
100	Primus Guaranty, Ltd. †	490
3,400	Principal Financial Group, Inc.	83,640
1,222	PrivateBancorp, Inc., Class A	13,418
265	ProAssurance Corp.	21,152
6,125	Progressive Corp. (The)	119,499
4,735	ProLogis, Inc.	135,374
500	Prosperity Bancshares, Inc.	20,175
1,000	Protective Life Corp.	22,560
1,500	Provident Financial Services, Inc.	20,085
1,050	Provident New York Bancorp	6,972
5,650	Prudential Financial, Inc.	283,178
1,639	Public Storage	220,380
2,077	Pzena Investment Management, Inc., Class A	8,993
1,370	Radian Group, Inc.	3,206
66	RAIT Financial Trust	313
1,000	Ramco-Gershenson Properties Trust	9,830
1,200	Raymond James Financial, Inc.	37,152
1,501	Rayonier, Inc.	66,990
1,300	Realty Income Corp.	45,448
1,200	Redwood Trust, Inc.	12,216
1,025	Regency Centers Corp.	38,560
13,306	Regions Financial Corp.	57,216
850	Reinsurance Group of America, Inc., Class A	44,413
700	RenaissanceRe Holdings, Ltd.	52,059
50	Renasant Corp.	750
315	Republic Bancorp, Inc., Class A	7,213
250	Resource America, Inc., Class A	1,190
200	Resource Capital Corp.	1,122
1,000	RLJ Lodging Trust	16,830
1,700	Roma Financial Corp.	16,728
233	Sabra Health Care REIT, Inc.	2,817
200	Saul Centers, Inc.	7,084
700	SeaBright Holdings, Inc.	5,355
750	Seacoast Banking Corp. of Florida †	1,140
2,000	SEI Investments Co.	34,700
600	Selective Insurance Group, Inc.	10,638
1,650	Senior Housing Properties Trust	37,026
400	Signature Bank †	23,996
200	Simmons First National Corp., Class A	5,438
3,496	Simon Property Group, Inc.	450,774
1,000	SL Green Realty Corp.	66,640
5,500	SLM Corp.	73,700
50	Southwest Bancorp, Inc. †	298
316	Sovran Self Storage, Inc.	13,484
500	St. Joe Co. (The) †	7,330
490	StanCorp Financial Group, Inc.	18,007
1,000	Starwood Property Trust, Inc.	18,510
400	State Auto Financial Corp.	5,436
6,015	State Street Corp.	242,465
270	Steel Excel, Inc. †	6,480
50	Sterling Bancorp, Class N	432
300	Stewart Information Services Corp.	3,465
640	Stifel Financial Corp. †	20,512
2,100	Strategic Hotels & Resorts, Inc. †	11,277
50	Suffolk Bancorp	540
822	Sun Bancorp, Inc. †	1,989
500	Sun Communities, Inc.	18,265
2,595	Sunstone Hotel Investors, Inc. †	21,149
6,580	SunTrust Banks, Inc.	116,466
3,378	Susquehanna Bancshares, Inc.	28,308
450	SVB Financial Group †	21,460
1,000	Symetra Financial Corp.	9,070
10,831	Synovus Financial Corp.	15,272
3,025	T Rowe Price Group, Inc.	172,274

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Financials (continued)
1,000	Tanger Factory Outlet Centers	$29,320
500	Taubman Centers, Inc.	31,050
500	Taylor Capital Group, Inc. †	4,860
1,500	TCF Financial Corp.	15,480
3,103	TD Ameritrade Holding Corp.	48,562
50	Tejon Ranch Co. †	1,224
784	Texas Capital Bancshares, Inc. †	23,998
1,250	TFS Financial Corp. †	11,200
1,500	Torchmark Corp.	65,085
100	TowneBank	1,224
500	Transatlantic Holdings, Inc.	27,365
4,659	Travelers Cos., Inc. (The)	275,673
90	Tree.com, Inc. †	503
400	Trico Bancshares	5,688
1,208	Trustco Bank Corp.	6,777
1,000	Trustmark Corp.	24,290
22,209	U.S. Bancorp	600,753
2,328	UDR, Inc.	58,433
1,300	Umpqua Holdings Corp.	16,107
474	United Community Banks, Inc. †	3,313
317	United Community Financial Corp. †	403
403	United Financial Bancorp, Inc.	6,484
300	United Fire & Casualty Co.	6,054
339	United Security Bancshares †	742
200	Universal Health Realty Income Trust	7,800
3,407	Unum Group	71,785
500	Urstadt Biddle Properties, Inc., Class A	9,040
300	Validus Holdings, Ltd.	9,450
1,744	Valley National Bancorp	21,573
3,315	Ventas, Inc.	182,756
565	Virginia Commerce Bancorp, Inc. †	4,367
157	Virtus Investment Partners, Inc. †	11,933
5,200	Visa, Inc., Class A	527,956
2,132	Vornado Realty Trust	163,866
15	W Holding Co., Inc. †	—
1,187	W.R. Berkley Corp.	40,821
1,400	Waddell & Reed Financial, Inc., Class A	34,678
220	Walter Investment Management Corp.	4,512
1,333	Washington Federal, Inc.	18,649
1,250	Washington Real Estate Investment Trust	34,188
400	Washington Trust Bancorp, Inc.	9,544
550	Waterstone Financial, Inc. †	1,056
800	Webster Financial Corp.	16,312
1,700	Weingarten Realty Investors	37,094
57,817	Wells Fargo & Co.	1,593,437
383	Westamerica Bancorporation	16,814
1,150	Western Alliance Bancorp †	7,164
200	Westfield Financial, Inc.	1,472
80	White Mountains Insurance Group, Ltd.	36,277
700	Wilshire Bancorp, Inc. †	2,541
500	Wintrust Financial Corp.	14,025
10	WP Stewart & Co., Ltd. †	61
1,630	Zions Bancorporation	26,536
400	ZipRealty, Inc. †	452
		23,512,870
Health Care — 11.7%
18,000	Abbott Laboratories	1,012,140
100	Acadia Pharmaceuticals, Inc. †	108
300	Accretive Health, Inc. †	6,894
4,100	Aetna, Inc.	172,979
200	Affymetrix, Inc. †	818
3,746	Agilent Technologies, Inc. †	130,848
300	Air Methods Corp. †	25,335
400	Akorn, Inc. †	4,448
700	Albany Molecular Research, Inc. †	2,051
500	Alere, Inc. †	11,545
1,800	Alexion Pharmaceuticals, Inc. †	128,700

Shares		Value
Health Care (continued)
750	Align Technology, Inc. †	$17,794
1,000	Alkermes PLC †	17,360
3,580	Allergan, Inc.	314,109
700	Alliance HealthCare Services, Inc. †	882
1,600	Allos Therapeutics, Inc. †	2,272
1,500	Allscripts Healthcare Solutions, Inc. †	28,410
1,321	Alnylam Pharmaceuticals, Inc. †	10,766
100	AMAG Pharmaceuticals, Inc. †	1,891
201	Amedisys, Inc. †	2,193
1,800	American Caresource Holdings, Inc. †	722
500	AMERIGROUP Corp. †	29,540
3,180	AmerisourceBergen Corp., Class A	118,264
9,571	Amgen, Inc.	614,554
300	Amicus Therapeutics, Inc. †	1,032
250	AMN Healthcare Services, Inc. †	1,108
400	Amsurg Corp., Class A †	10,416
2,250	Amylin Pharmaceuticals, Inc. †	25,605
600	Angeion Corp. †	3,132
500	Anika Therapeutics, Inc. †	4,900
300	Arena Pharmaceuticals, Inc. †	561
1,000	Ariad Pharmaceuticals, Inc. †	12,250
100	AspenBio Pharma, Inc. †	97
200	Atherogenics, Inc. † (b)	—
1,000	Auxilium Pharmaceuticals, Inc. †	19,930
6,288	Baxter International, Inc.	311,130
2,440	Becton Dickinson and Co.	182,317
800	Biodel, Inc. †	497
2,055	Biogen Idec, Inc. †	226,153
1,000	BioMarin Pharmaceutical, Inc. †	34,380
200	Bio-Rad Laboratories, Inc., Class A †	19,208
16,439	Boston Scientific Corp. †	87,784
18,400	Bristol-Myers Squibb Co.	648,416
1,000	Brookdale Senior Living, Inc., Class A †	17,390
1,000	Bruker Corp. †	12,420
200	BSD Medical Corp. †	474
825	C.R. Bard, Inc.	70,537
700	Cadence Pharmaceuticals, Inc. †	2,765
3,100	Cambrex Corp. †	22,258
100	Capital Senior Living Corp. †	794
3,986	Cardinal Health, Inc.	161,871
2,293	CareFusion Corp. †	58,265
500	Catalyst Health Solutions, Inc. †	26,000
5,326	Celgene Corp. †	360,038
1,133	Cell Therapeutics, Inc. †	1,314
27	Celldex Therapeutics, Inc. †	70
500	Cepheid, Inc. †	17,205
1,600	Cerner Corp. †	98,000
1,000	Charles River Laboratories International, Inc. †	27,330
3,400	CIGNA Corp.	142,800
200	Cleveland Biolabs, Inc. †	572
37	Codexis, Inc. †	196
1,100	Community Health Systems, Inc. †	19,195
100	Computer Programs & Systems, Inc.	5,111
243	Conceptus, Inc. †	3,071
300	CONMED Corp. †	7,701
400	Cooper Cos., Inc. (The)	28,208
1,500	Cornerstone Therapeutics, Inc. †	8,400
550	Covance, Inc. †	25,146
1,516	Coventry Health Care, Inc. †	46,041
500	Cubist Pharmaceuticals, Inc. †	19,810
300	Cyberonics, Inc. †	10,050
1,477	Cynosure, Inc., Class A †	17,370
2,300	Cytori Therapeutics, Inc. †	5,060
1,075	DaVita, Inc. †	81,496
1,700	Dendreon Corp. †	12,920
1,075	DENTSPLY International, Inc.	37,614

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Health Care (continued)
100	Dyax Corp. †	$136
1,100	Edwards Lifesciences Corp. †	77,770
12,195	Eli Lilly & Co.	506,824
793	Emergent Biosolutions, Inc. †	13,354
889	Emeritus Corp. †	15,566
1,400	Endo Pharmaceuticals Holdings, Inc. †	48,342
1,100	eResearchTechnology, Inc. †	5,159
800	Exelixis, Inc. †	3,788
5,700	Express Scripts, Inc., Class A †	254,733
100	Five Star Quality Care, Inc. †	300
3,250	Forest Laboratories, Inc. †	98,345
116	Furiex Pharmaceuticals, Inc. †	1,939
500	Galena Biopharma, Inc. †	234
200	Genomic Health, Inc. †	5,078
575	Gen-Probe, Inc. †	33,994
50	Gentiva Health Services, Inc. †	337
1,100	Geron Corp. †	1,628
8,800	Gilead Sciences, Inc. †	360,184
450	GTx, Inc. †	1,512
1,700	Halozyme Therapeutics, Inc. †	16,167
500	HCA Holdings, Inc. †	11,015
3,350	Health Management Associates, Inc., Class A †	24,690
700	Health Net, Inc. †	21,294
1,100	HealthSouth Corp. †	19,437
500	Healthspring, Inc. †	27,270
1,100	Henry Schein, Inc. †	70,873
300	Hill-Rom Holdings, Inc.	10,107
2,452	Hologic, Inc. †	42,935
1,740	Hospira, Inc. †	52,844
1,650	Human Genome Sciences, Inc. †	12,193
1,900	Humana, Inc.	166,459
200	ICU Medical, Inc. †	9,000
1,300	Idenix Pharmaceuticals, Inc. †	9,679
400	IDEXX Laboratories, Inc. †	30,784
1,388	Illumina, Inc. †	42,306
1,000	Immunogen, Inc. †	11,580
1,000	Impax Laboratories, Inc. †	20,140
2,300	Incyte Corp., Ltd. †	34,523
600	Infinity Pharmaceuticals, Inc. †	5,304
300	Integra LifeSciences Holdings Corp. †	9,249
562	InterMune, Inc. †	7,081
405	Intuitive Surgical, Inc. †	187,519
200	IRIS International, Inc. †	1,870
1,000	Ironwood Pharmaceuticals, Inc., Class A †	11,970
700	Isis Pharmaceuticals, Inc. †	5,047
300	Jazz Pharmaceuticals, Inc. †	11,589
30,085	Johnson & Johnson	1,972,974
300	Keryx Biopharmaceuticals, Inc. †	759
400	KV Pharmaceutical Co., Class A †	560
1,075	Laboratory Corp. of America Holdings †	92,418
200	LCA-Vision, Inc. †	580
600	LHC Group, Inc. †	7,698
2,233	Life Technologies Corp. †	86,886
565	LifePoint Hospitals, Inc. †	20,990
16	Ligand Pharmaceuticals, Inc., Class B †	190
1,050	Lincare Holdings, Inc.	26,995
400	Magellan Health Services, Inc. †	19,788
500	MAKO Surgical Corp. †	12,605
1,600	MannKind Corp. †	4,000
5	Marina Biotech, Inc. †	4
600	Masimo Corp. †	11,211
200	Maxygen, Inc. †	1,126
2,750	McKesson Corp.	214,252
400	MedAssets, Inc. †	3,700
4,248	Medco Health Solutions, Inc. †	237,463
700	Medicis Pharmaceutical Corp., Class A	23,275

Shares		Value
Health Care (continued)
600	Mednax, Inc. †	$43,206
1,000	MedQuist Holdings, Inc. †	9,620
12,668	Medtronic, Inc.	484,551
33,305	Merck & Co., Inc.	1,255,599
100	Merge Healthcare, Inc. †	485
300	Mettler-Toledo International, Inc. †	44,313
600	Molina Healthcare, Inc. †	13,398
200	Momenta Pharmaceuticals, Inc. †	3,478
5,350	Mylan, Inc. †	114,811
375	Myrexis, Inc. †	1,005
500	Myriad Genetics, Inc. †	10,470
300	National Healthcare Corp.	12,570
950	Nektar Therapeutics †	5,315
200	Neurocrine Biosciences, Inc. †	1,700
1,000	NuVasive, Inc. †	12,590
1,000	NxStage Medical, Inc. †	17,780
900	Oculus Innovative Sciences, Inc. †	945
1,300	Omnicare, Inc.	44,785
325	Onyx Pharmaceuticals, Inc. †	14,284
3,000	Opko Health, Inc. †	14,700
1,500	Optimer Pharmaceuticals, Inc. †	18,360
750	Orexigen Therapeutics, Inc. †	1,208
700	Owens & Minor, Inc.	19,453
50	Palomar Medical Technologies, Inc. †	465
1,500	PAREXEL International Corp. †	31,110
950	Patterson Cos., Inc.	28,044
800	PDI, Inc. †	5,160
1,100	PDL BioPharma, Inc.	6,820
1,517	PerkinElmer, Inc.	30,340
850	Perrigo Co.	82,705
90,304	Pfizer, Inc.	1,954,179
800	Pharmasset, Inc. †	102,560
381	PharMerica Corp. †	5,784
400	Pozen, Inc. †	1,580
800	Progenics Pharmaceuticals, Inc. †	6,832
200	Providence Service Corp. (The) †	2,752
500	PSS World Medical, Inc. †	12,095
200	PURE Bioscience, Inc. †	65
1,925	Quest Diagnostics, Inc.	111,766
800	Questcor Pharmaceuticals, Inc. †	33,264
600	Regeneron Pharmaceuticals, Inc. †	33,258
1,800	ResMed, Inc. †	45,720
1,600	Rigel Pharmaceuticals, Inc. †	12,624
418	RTI Biologics, Inc. †	1,856
600	Sagent Pharmaceuticals, Inc. †	12,600
600	Salix Pharmaceuticals, Ltd. †	28,710
300	Sangamo Biosciences, Inc. †	852
800	Savient Pharmaceuticals, Inc. †	1,784
1,500	Seattle Genetics, Inc. †	25,073
1,000	Select Medical Holdings Corp. †	8,480
1,500	Sequenom, Inc. †	6,675
600	Simulations Plus, Inc. †	1,794
350	Sirona Dental Systems, Inc. †	15,414
700	Skilled Healthcare Group, Inc., Class A †	3,822
600	Solta Medical, Inc. †	1,884
100	Somaxon Pharmaceuticals, Inc. †	45
3,750	St. Jude Medical, Inc.	128,625
650	STERIS Corp.	19,383
4,070	Stryker Corp.	202,320
233	Sun Healthcare Group, Inc. †	904
200	Symmetry Medical, Inc. †	1,598
400	Synta Pharmaceuticals Corp. †	1,868
1,000	Team Health Holdings, Inc. †	22,070
500	Techne Corp.	34,130
500	Teleflex, Inc.	30,645
5,626	Tenet Healthcare Corp. †	28,861
1,000	Theravance, Inc. †	22,100

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Health Care (continued)
4,459	Thermo Fisher Scientific, Inc. †	$200,521
600	Thoratec Corp. †	20,136
1,000	TranS1, Inc. †	1,870
50	Transcend Services, Inc. †	1,186
80	Transcept Pharmaceuticals, Inc. †	626
600	Triple-S Management Corp., Class B †	12,012
600	United American Healthcare Corp. †	7
600	United Therapeutics Corp. †	28,350
11,712	UnitedHealth Group, Inc.	593,564
500	Universal American Corp.	6,355
1,100	Universal Health Services, Inc., Class B	42,746
1,200	Varian Medical Systems, Inc. †	80,556
500	VCA Antech, Inc. †	9,875
2,100	Vertex Pharmaceuticals, Inc. †	69,741
700	Viropharma, Inc. †	19,173
500	Volcano Corp. †	11,895
1,200	Waters Corp. †	88,860
1,350	Watson Pharmaceuticals, Inc. †	81,459
4,191	WellPoint, Inc.	277,654
2,400	Zimmer Holdings, Inc.	128,208
200	Zoll Medical Corp. †	12,636
		17,571,325
Industrials — 10.7%
1,000	3D Systems Corp. †	14,400
7,635	3M Co.	624,009
1,500	A123 Systems, Inc. †	2,415
300	Acacia Research-Acacia Technologies †	10,953
1,240	Actuant Corp., Class A	28,136
300	Acuity Brands, Inc.	15,900
1,100	AECOM Technology Corp. †	22,627
850	AGCO Corp. †	36,525
1,000	Air Lease Corp., Class A †	23,710
1,200	Aircastle, Ltd.	15,264
300	Alaska Air Group, Inc. †	22,527
100	Albany International Corp., Class A	2,312
450	Alexander & Baldwin, Inc.	18,369
250	Alliant Techsystems, Inc.	14,290
100	Amerco, Inc.	8,840
1,575	AMETEK, Inc.	66,307
3,275	AMR Corp. †	1,146
1,500	AMREP Corp. †	9,840
500	Apogee Enterprises, Inc.	6,130
200	Armstrong World Industries, Inc. †	8,774
250	Ascent Solar Technologies, Inc. †	98
200	Astec Industries, Inc. †	6,442
1,100	Avery Dennison Corp.	31,548
992	Avis Budget Group, Inc. †	10,634
300	AZZ, Inc.	13,632
1,437	Babcock & Wilcox Co. †	34,689
600	Barnes Group, Inc.	14,466
1,075	BE Aerospace, Inc. †	41,613
500	Blount International, Inc. †	7,260
900	BlueLinx Holdings, Inc. †	1,350
7,200	Boeing Co. (The)	528,120
445	Brady Corp., Class A	14,049
450	Brink's Co. (The)	12,096
450	Builders FirstSource, Inc. †	918
150	Building Materials Holding Corp. † (b)	—
4	C&D Technologies, Inc. †	39
500	Carlisle Cos., Inc.	22,150
100	Casella Waste Systems, Inc., Class A †	640
6,800	Caterpillar, Inc.	616,080
1,300	CBIZ, Inc. †	7,943
400	CDI Corp.	5,524
400	Ceco Environmental Corp.	2,260
300	Celadon Group, Inc.	3,543
800	Cenveo, Inc. †	2,720

Shares		Value
Industrials (continued)
1,850	CH Robinson Worldwide, Inc.	$129,093
400	Chart Industries, Inc. †	21,628
1,032	Cintas Corp.	35,924
400	CLARCOR, Inc.	19,996
540	Clean Harbors, Inc. †	34,414
300	Coleman Cable, Inc. †	2,610
400	Columbus McKinnon Corp. †	5,076
900	Comfort Systems USA, Inc.	9,648
300	Commercial Vehicle Group, Inc. †	2,712
100	Competitive Technologies, Inc. †	126
550	Con-way, Inc.	16,038
700	Copart, Inc. †	33,523
800	Corrections Corp. of America †	16,296
1,750	Covanta Holding Corp.	23,957
100	Covenant Transportation Group, Inc., Class A †	297
300	Crane Co.	14,013
10,850	CSX Corp.	228,501
2,000	Cummins, Inc.	176,040
300	Curtiss-Wright Corp.	10,599
6,136	Danaher Corp.	288,637
4,750	Deere & Co.	367,412
10,050	Delta Air Lines, Inc. †	81,305
1,500	Dolan Co. (The) †	12,780
500	Dollar Thrifty Automotive Group, Inc. †	35,130
900	Donaldson Co., Inc.	61,272
2,050	Dover Corp.	119,003
500	Dun & Bradstreet Corp.	37,415
100	DXP Enterprises, Inc. †	3,220
400	Dynamic Materials Corp.	7,912
1,800	Eagle Bulk Shipping, Inc. †	1,696
3,800	Eaton Corp.	165,414
500	EMCOR Group, Inc.	13,405
8,900	Emerson Electric Co.	414,651
700	Empire Resources, Inc.	1,960
550	Encore Wire Corp.	14,245
1,300	Ener1, Inc. †	62
500	Energy Recovery, Inc. †	1,290
2,500	EnergySolutions, Inc. †	7,725
300	EnerNOC, Inc. †	3,261
1,000	EnerSys †	25,970
50	Ennis, Inc.	666
1,375	Equifax, Inc.	53,268
200	ESCO Technologies, Inc.	5,756
1,500	Excel Maritime Carriers, Ltd., Class A †	2,175
2,200	Exelis, Inc.	19,910
2,825	Expeditors International of Washington, Inc.	115,712
3,000	Fastenal Co.	130,830
1,000	Federal Signal Corp.	4,150
2,982	FedEx Corp.	249,027
200	Flanders Corp. †	610
700	Flowserve Corp.	69,524
1,900	Fluor Corp.	95,475
1,900	Fortune Brands Home & Security, Inc. †	32,357
300	Franklin Electric Co., Inc.	13,068
500	FreightCar America, Inc. †	10,475
100	Frozen Food Express Industries †	129
600	FTI Consulting, Inc. †	25,452
700	Fuel Tech, Inc. †	4,606
500	FuelCell Energy, Inc. †	436
300	Furmanite Corp. †	1,893
750	Gardner Denver, Inc.	57,795
200	GATX Corp.	8,732
1,500	GenCorp, Inc. †	7,980
625	General Cable Corp. †	15,631
3,540	General Dynamics Corp.	235,091

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Industrials (continued)
122,646	General Electric Co.	$2,196,590
1,000	Geo Group, Inc. (The) †	16,750
1,425	Goodrich Corp.	176,272
406	Gorman-Rupp Co. (The)	11,023
487	Graco, Inc.	19,913
1,350	GrafTech International, Ltd. †	18,428
400	Granite Construction, Inc.	9,488
1,500	Great Lakes Dredge & Dock Corp.	8,340
550	Greenbrier Cos., Inc. †	13,354
350	Griffon Corp.	3,195
850	Hardinge, Inc.	6,842
1,200	Harsco Corp.	24,696
1,500	Hawaiian Holdings, Inc. †	8,700
200	Heidrick & Struggles International, Inc.	4,308
600	Herman Miller, Inc.	11,070
2,150	Hertz Global Holdings, Inc. †	25,198
1,550	Hexcel Corp. †	37,525
300	Hill International, Inc. †	1,542
400	HNI Corp.	10,440
600	Hoku Corp. †	348
8,425	Honeywell International, Inc.	457,899
42	Horizon Lines, Inc., Class A	182
300	Hubbell, Inc., Class B	20,058
525	Huntington Ingalls Industries, Inc. †	16,422
400	Hurco Cos., Inc. †	8,400
200	Huron Consulting Group, Inc. †	7,748
975	IDEX Corp.	36,182
450	IHS, Inc., Class A †	38,772
1,000	II-VI, Inc. †	18,360
5,466	Illinois Tool Works, Inc.	255,317
875	Industrial Services of America, Inc. †	4,629
2,500	Innerworkings, Inc. †	23,275
500	Innovaro, Inc. †	480
100	Innovative Solutions & Support, Inc. †	344
36	Insperity, Inc.	913
500	Integrated Electrical Services, Inc. †	960
1,300	Interface, Inc., Class A	15,002
500	Interline Brands, Inc. †	7,785
400	International Shipholding Corp.	7,476
400	Intersections, Inc.	4,436
1,650	Iron Mountain, Inc.	50,820
1,100	ITT Corp.	21,263
1,000	Jacobs Engineering Group, Inc. †	40,580
1,075	JB Hunt Transport Services, Inc.	48,450
2,525	JetBlue Airways Corp. †	13,130
251	John Bean Technologies Corp.	3,858
1,075	Joy Global, Inc.	80,593
200	Kadant, Inc. †	4,522
1,323	Kansas City Southern †	89,977
1,000	KAR Auction Services, Inc. †	13,500
1,550	KBR, Inc.	43,198
400	Kelly Services, Inc., Class A	5,472
500	Kennametal, Inc.	18,260
150	Kforce, Inc. †	1,850
700	Kimball International, Inc., Class B	3,549
600	Kirby Corp. †	39,504
387	Knight Transportation, Inc.	6,053
500	Knoll, Inc.	7,425
10	Kratos Defense & Security Solutions, Inc. †	60
1,375	L-3 Communications Holdings, Inc., Class 3	91,685
600	Landstar System, Inc.	28,752
600	Layne Christensen Co. †	14,520
100	LECG Corp. †	1
657	Lennox International, Inc.	22,174
1,000	Lincoln Electric Holdings, Inc.	39,120

Shares		Value
Industrials (continued)
200	Lindsay Corp.	$10,978
100	LMI Aerospace, Inc. †	1,755
2,565	Lockheed Martin Corp.	207,509
700	LSI Industries, Inc.	4,200
1,600	Manitowoc Co., Inc. (The)	14,704
1,002	Manpower, Inc.	35,821
100	Marten Transport, Ltd.	1,799
3,250	Masco Corp.	34,060
1,000	MasTec, Inc. †	17,370
1,550	Meritor, Inc. †	8,246
3,150	Metalico, Inc. †	10,363
300	Mfri, Inc. †	2,082
200	Michael Baker Corp. †	3,922
1,081	Mobile Mini, Inc. †	18,863
300	MSC Industrial Direct Co., Inc., Class A	21,465
1,900	Mueller Water Products, Inc., Class A	4,636
200	NACCO Industries, Inc., Class A	17,844
1,500	Navigant Consulting, Inc. †	17,115
700	Navistar International Corp. †	26,516
500	NCI Building Systems, Inc. †	5,435
600	Nordson Corp.	24,708
4,000	Norfolk Southern Corp.	291,440
2,650	Northrop Grumman Corp.	154,972
1,000	Old Dominion Freight Line, Inc. †	40,530
100	On Assignment, Inc. †	1,118
500	Orion Energy Systems, Inc. †	1,475
1,000	Oshkosh Corp. †	21,380
1,250	Owens Corning †	35,900
4,255	PACCAR, Inc.	159,435
3,000	Pacer International, Inc. †	16,050
1,250	Pall Corp.	71,437
1,693	Parker Hannifin Corp.	129,091
1,300	Pentair, Inc.	43,277
600	Pike Electric Corp. †	4,314
2,125	Pitney Bowes, Inc.	39,398
300	Polypore International, Inc. †	13,197
100	Portfolio Recovery Associates, Inc. †	6,752
250	PowerSecure International, Inc. †	1,237
1,620	Precision Castparts Corp.	266,960
1,000	Quanex Building Products Corp.	15,020
2,450	Quanta Services, Inc. †	52,773
300	Raven Industries, Inc.	18,570
4,000	Raytheon Co.	193,520
400	Regal-Beloit Corp.	20,388
1,500	Republic Airways Holdings, Inc. †	5,145
3,818	Republic Services, Inc., Class A	105,186
200	Resources Connection, Inc.	2,118
447	Robbins & Myers, Inc.	21,702
1,700	Robert Half International, Inc.	48,382
1,800	Rockwell Automation, Inc.	132,066
1,825	Rockwell Collins, Inc.	101,050
1,050	Rollins, Inc.	23,331
1,070	Roper Industries, Inc.	92,951
1,000	RPX Corp. †	12,650
1,850	RR Donnelley & Sons Co.	26,696
1,200	RSC Holdings, Inc. †	22,200
75	Rush Enterprises, Inc., Class A †	1,569
400	Ryder System, Inc.	21,256
150	Saia, Inc. †	1,872
100	Sauer-Danfoss, Inc. †	3,621
1,200	Shaw Group, Inc. (The) †	32,280
300	SIFCO Industries, Inc.	5,982
50	Simpson Manufacturing Co., Inc.	1,683
1,100	SkyWest, Inc.	13,849
600	Snap-on, Inc.	30,372
7,799	Southwest Airlines Co.	66,760

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Industrials (continued)
1,000	Spirit Aerosystems Holdings, Inc., Class A †	$20,780
1,000	Spirit Airlines, Inc. †	15,600
584	SPX Corp.	35,198
1,350	Standard Register Co. (The)	3,145
50	Standex International Corp.	1,708
1,000	Steelcase, Inc., Class A	7,460
775	Stericycle, Inc. †	60,388
1,000	Swift Transportation Co., Class A †	8,240
102	SYKES Enterprises, Inc. †	1,597
100	Sypris Solutions, Inc. †	397
500	TAL International Group, Inc.	14,395
200	Taser International, Inc. †	1,024
500	Team, Inc. †	14,875
500	Tecumseh Products Co., Class A †	2,350
250	Tennant Co.	9,718
1,300	Terex Corp. †	17,563
743	Tetra Tech, Inc. †	16,041
700	Textainer Group Holdings, Ltd.	20,384
3,200	Textron, Inc.	59,168
600	Thomas & Betts Corp. †	32,760
800	Timken Co.	30,968
312	Titan International, Inc.	6,072
300	Toro Co. (The)	18,198
700	Towers Watson & Co., Class A	41,951
600	TransDigm Group, Inc. †	57,408
100	TRC Cos., Inc. †	601
671	Tredegar Corp.	14,910
300	Trex Co., Inc. †	6,873
100	Trimas Corp. †	1,795
900	Trinity Industries, Inc.	27,054
300	Triumph Group, Inc.	17,535
800	TrueBlue, Inc. †	11,104
500	Tutor Perini Corp. †	6,170
400	Twin Disc, Inc.	14,528
200	Ultralife Corp. †	804
200	Unifirst Corp.	11,348
5,060	Union Pacific Corp.	536,057
3,805	United Continental Holdings, Inc. †	71,800
8,500	United Parcel Service, Inc., Class B	622,115
1,100	United Rentals, Inc. †	32,505
9,254	United Technologies Corp.	676,375
850	URS Corp. †	29,852
1,500	US Airways Group, Inc. †	7,605
500	US Ecology, Inc.	9,390
200	US Home Systems, Inc.	1,330
900	UTi Worldwide, Inc.	11,961
3,400	Valence Technology, Inc. †	3,332
1,500	Verisk Analytics, Inc., Class A †	60,195
400	Viad Corp.	6,992
300	Vicor Corp.	2,388
750	Volt Information Sciences, Inc. †	4,650
50	Wabash National Corp. †	392
591	WABCO Holdings, Inc. †	25,649
300	Wabtec Corp.	20,985
1,462	Waste Connections, Inc.	48,451
4,050	Waste Management, Inc.	132,476
300	Watts Water Technologies, Inc., Class A	10,263
250	Werner Enterprises, Inc.	6,025
600	WESCO International, Inc. †	31,806
500	Woodward Governor Co.	20,465
685	WW Grainger, Inc.	128,225
2,200	Xylem, Inc.	56,518
		16,180,528
Information Technology — 17.8%
546	Accelrys, Inc. †	3,669
600	Acme Packet, Inc. †	18,546
Shares		Value
Information Technology (continued)
4,638	Activision Blizzard, Inc.	$57,140
800	Acxiom Corp. †	9,768
600	ADDvantage Technologies Group, Inc. †	1,284
5,684	Adobe Systems, Inc. †	160,687
600	ADTRAN, Inc.	18,096
500	Advanced Analogic Technologies, Inc. †	2,890
700	Advanced Energy Industries, Inc. †	7,511
6,750	Advanced Micro Devices, Inc. †	36,450
1,000	Advent Software, Inc. †	24,360
500	Aehr Test Systems †	260
1,000	Aeroflex Holding Corp. †	10,240
500	Agilysys, Inc. †	3,975
2,559	Akamai Technologies, Inc. †	82,605
650	Alliance Data Systems Corp. †	67,496
2,950	Altera Corp.	109,445
1,050	Amkor Technology, Inc. †	4,578
1,625	Amphenol Corp., Class A	73,759
300	Anadigics, Inc. †	657
3,350	Analog Devices, Inc.	119,863
200	Anaren, Inc. †	3,324
922	ANSYS, Inc. †	52,812
1,441	AOL, Inc. †	21,759
10,085	Apple, Inc. †	4,084,425
15,383	Applied Materials, Inc.	164,752
1,500	Applied Micro Circuits Corp. †	10,080
1,000	Ariba, Inc. †	28,080
854	Arris Group, Inc. †	9,240
1,350	Arrow Electronics, Inc. †	50,503
1,500	Aruba Networks, Inc. †	27,780
700	Aspen Technology, Inc. †	12,145
100	Astea International, Inc. †	335
5,250	Atmel Corp. †	42,525
486	ATMI, Inc. †	9,735
2,200	Autodesk, Inc. †	66,726
5,925	Automatic Data Processing, Inc.	320,009
1,778	Aviat Networks, Inc. †	3,254
1,825	Avnet, Inc. †	56,739
1,000	AVX Corp.	12,760
289	Axcelis Technologies, Inc. †	384
200	Badger Meter, Inc.	5,886
22	BearingPoint, Inc. † (b)	—
300	Bel Fuse, Inc., Class B	5,625
1,150	Benchmark Electronics, Inc. †	15,491
600	Bitstream, Inc., Class A †	3,450
298	Black Box Corp.	8,356
300	Blackbaud, Inc.	8,310
1,942	BMC Software, Inc. †	63,659
1,000	Booz Allen Hamilton Holding Corp., Class A †	17,250
600	Brightpoint, Inc. †	6,456
5,465	Broadcom Corp., Class A	160,452
1,250	Broadridge Financial Solutions, Inc.	28,187
7,350	Brocade Communications Systems, Inc. †	38,147
106	Brooks Automation, Inc.	1,089
100	BTU International, Inc. †	260
4,322	CA, Inc.	87,369
100	Cabot Microelectronics Corp. †	4,725
2,402	Cadence Design Systems, Inc. †	24,981
175	Calix, Inc. †	1,132
200	Callidus Software, Inc. †	1,284
200	Cascade Microtech, Inc. †	682
1,000	Cavium, Inc. †	28,430
900	CIBER, Inc. †	3,474
997	Ciena Corp. †	12,064
200	Cinedigm Digital Cinema Corp., Class A †	276
400	Cirrus Logic, Inc. †	6,340
63,623	Cisco Systems, Inc.	1,150,304

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Information Technology (continued)
2,125	Citrix Systems, Inc. †	$129,030
500	Cognex Corp.	17,895
3,175	Cognizant Technology Solutions Corp., Class A †	204,184
400	Coherent, Inc. †	20,908
1,880	Computer Sciences Corp.	44,556
2,025	Compuware Corp. †	16,848
400	comScore, Inc. †	8,480
100	Comtech Telecommunications Corp.	2,862
400	Constant Contact, Inc. †	9,284
1,300	Convergys Corp. †	16,601
1,827	CoreLogic, Inc. †	23,623
500	Cornerstone OnDemand, Inc. †	9,120
15,969	Corning, Inc.	207,278
100	Cray, Inc. †	647
900	Cree, Inc. †	19,836
200	Crexendo, Inc.	566
1,128	CSG Systems International, Inc. †	16,593
100	CTS Corp.	920
1,625	Cypress Semiconductor Corp.	27,446
800	Daktronics, Inc.	7,656
600	Datalink Corp. †	4,956
500	DealerTrack Holdings, Inc. †	13,630
16,700	Dell, Inc. †	244,321
403	Deltek, Inc. †	3,957
1,000	Demand Media, Inc. †	6,650
388	Dice Holdings, Inc. †	3,217
650	Diebold, Inc.	19,546
400	Digital Ally, Inc. †	240
700	Digital River, Inc. †	10,514
300	Diodes, Inc. †	6,390
300	Ditech Networks, Inc. †	282
200	Document Security Systems, Inc. †	510
600	Dolby Laboratories, Inc., Class A †	18,306
400	DST Systems, Inc.	18,208
1,421	Earthlink, Inc.	9,151
12,050	eBay, Inc. †	365,476
331	Ebix, Inc.	7,315
150	Echelon Corp. †	731
1,000	EchoStar Corp., Class A †	20,940
100	Electro Scientific Industries, Inc.	1,448
3,600	Electronic Arts, Inc. †	74,160
729	Electronics for Imaging, Inc. †	10,388
22,779	EMC Corp. †	490,660
500	Emcore Corp. †	431
1,000	Emulex Corp. †	6,860
1,836	Entegris, Inc. †	16,019
16	Entorian Technologies, Inc. †	32
1,500	EPIQ Systems, Inc.	18,030
400	Equinix, Inc. †	40,560
38	Evergreen Solar, Inc. †	—
500	Exar Corp. †	3,250
200	Extreme Networks †	584
900	F5 Networks, Inc. †	95,508
550	Factset Research Systems, Inc.	48,004
200	Fair Isaac Corp.	7,168
1,250	Fairchild Semiconductor International, Inc., Class A †	15,050
900	FalconStor Software, Inc. †	2,322
200	FARO Technologies, Inc. †	9,200
2,610	Fidelity National Information Services, Inc.	69,400
1,200	Finisar Corp. †	20,094
700	First Solar, Inc. †	23,632
1,628	Fiserv, Inc. †	95,629
700	FleetCor Technologies, Inc. †	20,909
1,500	FLIR Systems, Inc.	37,605

Shares		Value
Information Technology (continued)
350	Formfactor, Inc. †	$1,771
255	Forrester Research, Inc. †	8,655
1,000	Fortinet, Inc. †	21,810
1,000	Freescale Semiconductor Holdings I, Ltd. †	12,650
1,100	Gartner, Inc. †	38,247
1,000	Genpact, Ltd. †	14,950
102	GigOptix, Inc. †	184
1,850	Global Cash Access Holdings, Inc. †	8,233
1,050	Global Payments, Inc.	49,749
200	Globecomm Systems, Inc. †	2,736
400	Glu Mobile, Inc. †	1,256
2,760	Google, Inc., Class A †	1,782,684
1,100	GT Advanced Technologies, Inc. †	7,964
200	Guidance Software, Inc. †	1,296
800	Harmonic, Inc. †	4,032
1,225	Harris Corp.	44,149
23,177	Hewlett-Packard Co.	597,040
300	Hittite Microwave Corp. †	14,814
1,100	Hutchinson Technology, Inc. †	1,650
1,000	IAC/InterActive Corp.	42,600
100	ID Systems, Inc. †	473
1,399	Idearc, Inc. † (b)	—
100	iGO, Inc. †	77
50	Ikanos Communications, Inc. †	40
600	Infinera Corp. †	3,768
1,075	Informatica Corp. †	39,700
100	Infosonics Corp. †	60
250	Infospace, Inc. †	2,747
2,100	Ingram Micro, Inc., Class A †	38,199
500	Insight Enterprises, Inc. †	7,645
1,560	Integrated Device Technology, Inc. †	8,518
400	Integrated Silicon Solution, Inc. †	3,656
59,366	Intel Corp.	1,439,625
350	Interactive Intelligence Group, Inc. †	8,022
600	InterDigital, Inc.	26,142
200	Intermec, Inc. †	1,372
371	Internap Network Services Corp. †	2,204
12,910	International Business Machines Corp.	2,373,891
350	International Rectifier Corp. †	6,797
82	Internet Media Services, Inc. †	10
600	Interphase Corp. †	2,712
850	Intersil Corp., Class A	8,874
3,025	Intuit, Inc.	159,085
300	INX, Inc. †	2,625
381	IPG Photonics Corp. †	12,904
500	Itron, Inc. †	17,885
1,200	Ixia †	12,612
800	IXYS Corp. †	8,664
450	j2 Global, Inc.	12,663
2,400	Jabil Circuit, Inc.	47,184
1,000	Jack Henry & Associates, Inc.	33,610
550	JDA Software Group, Inc. †	17,815
3,203	JDS Uniphase Corp. †	33,439
6,165	Juniper Networks, Inc. †	125,828
233	Kemet Corp. †	1,643
600	KEY Tronic Corp. †	2,814
100	Keynote Systems, Inc.	2,054
1,625	KLA-Tencor Corp.	78,406
400	Kulicke & Soffa Industries, Inc. †	3,700
1,225	Lam Research Corp. †	45,349
200	Lattice Semiconductor Corp. †	1,188
100	LeCroy Corp. †	841
500	Lender Processing Services, Inc.	7,535
375	Lexmark International, Inc., Class A	12,401
2,100	Limelight Networks, Inc. †	6,216
1,725	Linear Technology Corp.	51,802

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Information Technology (continued)
200	Littelfuse, Inc.	$8,596
10	LiveWire Mobile, Inc.	8
193	Local.com Corp. †	413
200	LoJack Corp. †	614
700	LoopNet, Inc. †	12,796
200	Loral Space & Communications, Inc. †	12,976
100	LRAD Corp. †	149
8,510	LSI Corp. †	50,634
50	Magma Design Automation, Inc. †	359
600	MakeMusic, Inc. †	2,652
200	Marchex, Inc., Class B	1,250
700	Market Leader, Inc. †	1,925
5,750	Marvell Technology Group, Ltd. †	79,638
1,220	Mastercard, Inc., Class A	454,840
400	Mattson Technology, Inc. †	552
1,900	Maxim Integrated Products, Inc.	49,476
200	Measurement Specialties, Inc. †	5,592
3,575	MEMC Electronic Materials, Inc. †	14,085
1,200	Mentor Graphics Corp. †	16,272
100	Mercury Computer Systems, Inc. †	1,329
400	Methode Electronics, Inc.	3,316
600	Micrel, Inc.	6,066
1,537	Microchip Technology, Inc.	56,300
10,552	Micron Technology, Inc. †	66,372
1,400	Micronetics, Inc. †	11,032
500	MICROS Systems, Inc. †	23,290
650	Microsemi Corp. †	10,888
90,140	Microsoft Corp.	2,340,034
200	MIPS Technologies, Inc., Class A †	892
600	MKS Instruments, Inc.	16,692
1,175	Molex, Inc.	28,036
662	MoneyGram International, Inc. †	11,751
500	Monolithic Power Systems, Inc. †	7,535
1,550	Monster Worldwide, Inc. †	12,291
100	MoSys, Inc. †	420
3,395	Motorola Mobility Holdings, Inc. †	131,726
3,880	Motorola Solutions, Inc.	179,605
1	Move, Inc. †	6
328	Multi-Fineline Electronix, Inc. †	6,740
200	Nanometrics, Inc. †	3,684
900	NAPCO Security Technologies, Inc. †	2,241
1,012	National Instruments Corp.	26,261
1,925	NCR Corp. †	31,685
3,450	NetApp, Inc. †	125,131
500	Netlist, Inc. †	1,255
800	Netlogic Microsystems, Inc. †	39,656
400	Netscout Systems, Inc. †	7,040
600	NetSuite, Inc. †	24,330
100	Network Equipment Technologies, Inc. †	116
750	NeuStar, Inc., Class A †	25,627
200	Newport Corp. †	2,722
1,000	NIC, Inc.	13,310
50	Novatel Wireless, Inc. †	156
500	Novellus Systems, Inc. †	20,645
3,050	Nuance Communications, Inc. †	76,738
100	NVE Corp. †	5,553
5,825	NVIDIA Corp. †	80,735
600	Omnivision Technologies, Inc. †	7,341
5,105	ON Semiconductor Corp. †	39,411
100	Online Resources Corp. †	242
285	OpenTable, Inc. †	11,152
311	Openwave Systems, Inc. †	491
100	Opnet Technologies, Inc.	3,667
50	Opnext, Inc. †	40
45,630	Oracle Corp.	1,170,410
200	OSI Systems, Inc. †	9,756
33	Overland Storage, Inc. †	83

Shares		Value
Information Technology (continued)
100	PAR Technology Corp. †	$391
1,240	Parametric Technology Corp. †	22,642
600	Park Electrochemical Corp.	15,372
200	Parkervision, Inc. †	170
3,650	Paychex, Inc.	109,902
400	PC Mall, Inc. †	2,512
300	Pegasystems, Inc.	8,820
100	Pericom Semiconductor Corp. †	761
8	Pfsweb, Inc. †	26
33	Pixelworks, Inc. †	80
100	Planar Systems, Inc. †	194
450	Plantronics, Inc.	16,038
100	PLX Technology, Inc. †	287
2,225	PMC - Sierra, Inc. †	12,260
1,900	Polycom, Inc. †	30,970
300	Power Integrations, Inc.	9,948
200	Power-One, Inc. †	782
76	Powerwave Technologies, Inc. †	158
220	PRGX Global, Inc. †	1,309
40	QAD, Inc., Class B †	414
1,000	QLIK Technologies, Inc. †	24,200
1,650	QLogic Corp. †	24,750
19,425	QUALCOMM, Inc.	1,062,548
500	Quest Software, Inc. †	9,300
900	Rackspace Hosting, Inc. †	38,709
1,000	Rambus, Inc. †	7,550
1,000	RealD, Inc. †	7,940
681	RealNetworks, Inc.	5,108
1,490	Red Hat, Inc. †	61,522
600	Relm Wireless Corp. †	660
2,627	RF Micro Devices, Inc. †	14,186
200	RightNow Technologies, Inc. †	8,546
1,400	Riverbed Technology, Inc. †	32,900
300	Rosetta Stone, Inc. †	2,289
1,020	Rovi Corp. †	25,072
340	Rudolph Technologies, Inc. †	3,148
900	S1 Corp. †	8,613
3,925	SAIC, Inc. †	48,238
1,100	Salesforce.com, Inc. †	111,606
2,325	SanDisk Corp. †	114,413
1,833	Sanmina-SCI Corp. †	17,065
1,650	Sapient Corp.	20,790
300	Scansource, Inc. †	10,800
600	Semtech Corp. †	14,892
300	ShoreTel, Inc. †	1,914
100	Silicon Image, Inc. †	470
500	Silicon Laboratories, Inc. †	21,710
1,707	Skyworks Solutions, Inc. †	27,688
300	Smith Micro Software, Inc. †	339
500	SolarWinds, Inc. †	13,975
800	Solera Holdings, Inc.	35,632
4,725	Sonus Networks, Inc. †	11,340
300	Sourcefire, Inc. †	9,714
900	Spire Corp. †	558
1,000	SS&C Technologies Holdings, Inc. †	18,060
200	STEC, Inc. †	1,718
600	SuccessFactors, Inc. †	23,922
1,000	SunPower Corp., Class A †	6,230
430	Sycamore Networks, Inc. †	7,697
8,383	Symantec Corp. †	131,194
100	Symmetricom, Inc. †	539
300	SYNNEX Corp. †	9,138
1,417	Synopsys, Inc. †	38,542
300	Syntel, Inc.	14,031
550	Take-Two Interactive Software, Inc. †	7,453
700	Tech Data Corp. †	34,587
800	TechTarget, Inc. †	4,672

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Information Technology (continued)
1,500	Tekelec †	$16,395
5,404	Tellabs, Inc.	21,832
1,800	Teradata Corp. †	87,318
1,825	Teradyne, Inc. †	24,875
1,000	Tessco Technologies, Inc.	13,820
400	Tessera Technologies, Inc. †	6,700
11,772	Texas Instruments, Inc.	342,683
1,000	THQ, Inc. †	760
1,825	TIBCO Software, Inc. †	43,636
800	TiVo, Inc. †	7,176
200	TNS, Inc. †	3,544
1,937	Total System Services, Inc.	37,888
100	Travelzoo, Inc. †	2,458
150	Trident Microsystems, Inc. †	27
1,267	Trimble Navigation, Ltd. †	54,988
500	Trio-Tech International †	1,195
1,300	TriQuint Semiconductor, Inc. †	6,331
1,200	TTM Technologies, Inc. †	13,152
500	Tyler Technologies, Inc. †	15,055
400	Ultimate Software Group, Inc. †	26,048
427	Unisys Corp. †	8,416
800	United Online, Inc.	4,352
700	Universal Display Corp. †	25,683
200	UTStarcom Holdings Corp. †	276
505	ValueClick, Inc. †	8,226
450	VASCO Data Security International, Inc. †	2,934
1,015	VeriFone Systems, Inc. †	36,053
1,416	VeriSign, Inc.	50,580
55	Viasystems Group, Inc. †	931
425	Vicon Industries, Inc. †	1,385
1,000	VirnetX Holding Corp. †	24,970
1,000	Virtusa Corp. †	14,480
1,806	Vishay Intertechnology, Inc. †	16,236
129	Vishay Precision Group, Inc. †	2,061
585	VMware, Inc., Class A †	48,666
300	Volterra Semiconductor Corp. †	7,683
200	Web.com Group, Inc. †	2,290
958	WebMD Health Corp., Class A †	35,973
300	WebMediaBrands, Inc. †	137
3,025	Western Digital Corp. †	93,624
7,854	Western Union Co. (The)	143,414
200	Wireless Ronin Technologies, Inc. †	240
100	WPCS International, Inc. †	168
15,678	Xerox Corp.	124,797
2,175	Xilinx, Inc.	69,731
800	XO Group, Inc. †	6,672
900	X-Rite, Inc. †	4,176
11,900	Yahoo!, Inc. †	191,947
825	Zebra Technologies Corp., Class A †	29,518
1,000	Zygo Corp. †	17,650
		26,833,986
Materials — 3.9%
81	A Schulman, Inc.	1,716
2,295	Air Products & Chemicals, Inc.	195,511
735	Airgas, Inc.	57,389
1,875	AK Steel Holding Corp.	15,487
1,000	Albemarle Corp.	51,510
12,298	Alcoa, Inc.	106,378
1,050	Allegheny Technologies, Inc.	50,190
900	Allied Nevada Gold Corp. †	27,252
500	AM Castle & Co. †	4,730
200	AMCOL International Corp.	5,370
400	American Vanguard Corp.	5,336
850	Aptargroup, Inc.	44,345
1,017	Ashland, Inc.	58,132
348	Balchem Corp.	14,108

Shares		Value
Materials (continued)
2,000	Ball Corp.	$71,420
1,150	Bemis Co., Inc.	34,592
300	Buckeye Technologies, Inc.	10,032
700	Cabot Corp.	22,498
500	Carpenter Technology Corp.	25,740
1,500	Celanese Corp., Ser A, Class A	66,405
600	Century Aluminum Co. †	5,106
725	CF Industries Holdings, Inc.	105,110
1,004	Chemtura Corp. †	11,385
1,400	Cliffs Natural Resources, Inc.	87,290
1,110	Coeur d'Alene Mines Corp. †	26,795
1,300	Commercial Metals Co.	17,979
400	Compass Minerals International, Inc.	27,540
1,800	Core Molding Technologies, Inc. †	14,508
2,000	Crown Holdings, Inc. †	67,160
600	Cytec Industries, Inc.	26,790
100	Deltic Timber Corp.	6,039
400	Domtar Corp.	31,984
11,461	Dow Chemical Co. (The)	329,618
1,400	Eastman Chemical Co.	54,684
2,800	Ecolab, Inc.	161,868
11,050	EI du Pont de Nemours & Co.	505,869
1,000	Ferro Corp. †	4,890
1,300	Flotek Industries, Inc. †	12,948
800	FMC Corp.	68,832
11,202	Freeport-McMoRan Copper & Gold, Inc.	412,122
1,000	Friedman Industries, Inc.	10,450
500	Globe Specialty Metals, Inc.	6,695
2,900	Graphic Packaging Holding Co. †	12,354
2,000	Headwaters, Inc. †	4,440
3,400	Hecla Mining Co.	17,782
300	Horsehead Holding Corp. †	2,703
2,150	Huntsman Corp.	21,500
1,000	International Flavors & Fragrances, Inc.	52,420
4,542	International Paper Co.	134,443
400	Intrepid Potash, Inc. †	9,052
1,100	Louisiana-Pacific Corp. †	8,877
400	Martin Marietta Materials, Inc.	30,164
1,376	MeadWestvaco Corp.	41,211
1,000	Metals USA Holdings Corp. †	11,250
190	Minerals Technologies, Inc.	10,741
800	Molycorp, Inc. †	19,184
6,430	Monsanto Co.	450,550
1,900	Mosaic Co.	95,817
200	Myers Industries, Inc.	2,468
100	NewMarket Corp.	19,811
5,350	Newmont Mining Corp.	321,053
100	NL Industries, Inc.	1,297
1,000	Noranda Aluminum Holding Corp.	8,250
2,670	Nucor Corp.	105,652
770	Olin Corp.	15,130
1,475	Owens-Illinois, Inc. †	28,585
1,550	Packaging Corp. of America	39,122
1,000	PH Glatfelter Co.	14,120
1,000	PolyOne Corp.	11,550
1,755	PPG Industries, Inc.	146,525
3,600	Praxair, Inc.	384,840
1,000	Reliance Steel & Aluminum Co.	48,690
400	Rock-Tenn Co., Class A	23,080
600	Rockwood Holdings, Inc. †	23,622
600	Royal Gold, Inc.	40,458
1,300	RPM International, Inc.	31,915
700	Scotts Miracle-Gro Co. (The), Class A	32,683
1,300	Sealed Air Corp.	22,373
100	Senomyx, Inc. †	348
1,000	Sensient Technologies Corp.	37,900
1,080	Sherwin-Williams Co. (The)	96,411

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value
Materials (continued)
1,200	Sigma-Aldrich Corp.	$74,952
700	Silgan Holdings, Inc.	27,048
1,800	Solutia, Inc.	31,104
775	Sonoco Products Co.	25,544
2,100	Southern Copper Corp.	63,378
500	Spartech Corp. †	2,365
2,800	Steel Dynamics, Inc.	36,820
1,600	Stillwater Mining Co. †	16,736
925	Temple-Inland, Inc.	29,332
192	Texas Industries, Inc.	5,910
1,273	Titanium Metals Corp.	19,070
500	UFP Technologies, Inc. †	7,385
50	United States Lime & Minerals, Inc. †	3,006
900	United States Steel Corp.	23,814
1,000	US Energy Corp. †	2,910
1,200	US Gold Corp. †	4,032
1,300	Valspar Corp.	50,661
1,000	Verso Paper Corp. †	960
3,200	Vista Gold Corp. †	9,824
944	Vulcan Materials Co.	37,146
700	Walter Energy, Inc.	42,392
1,300	Wausau Paper Corp.	10,738
400	Westlake Chemical Corp.	16,096
5,508	Weyerhaeuser Co.	102,835
1,000	Worthington Industries, Inc.	16,380
400	WR Grace & Co. †	18,368
50	Zep, Inc.	699
		5,921,679
Telecommunication Services — 2.8%
600	Alaska Communications Systems Group, Inc.	1,806
68,524	AT&T, Inc.	2,072,166
200	Atlantic Telegraph-Network, Inc.	7,810
5,610	CenturyLink, Inc.	208,692
1,425	Cincinnati Bell, Inc. †	4,318
4,600	Clearwire Corp., Class A †	8,924
200	Cogent Communications Group, Inc. †	3,378
3,500	Crown Castle International Corp. †	156,800
10	FiberTower Corp. †	2
11,886	Frontier Communications Corp.	61,213
600	General Communication, Inc., Class A †	5,874
7,400	Globalstar, Inc. †	3,996
16	IDT Corp., Class B	150
1,500	Leap Wireless International, Inc. †	13,935
1,374	Level 3 Communications, Inc. †	23,344
3,700	MetroPCS Communications, Inc. †	32,116
500	Neutral Tandem, Inc. †	5,345
1,825	NII Holdings, Inc. †	38,873
1,200	SBA Communications Corp., Class A †	51,552
30,071	Sprint Nextel Corp. †	70,366
200	SureWest Communications	2,406
975	tw telecom, Inc., Class A †	18,895
400	USA Mobility, Inc.	5,548
32,759	Verizon Communications, Inc.	1,314,291
600	Vonage Holdings Corp. †	1,470
7,091	Windstream Corp.	83,248
		4,196,518
Utilities — 4.0%
7,860	AES Corp. (The) †	93,063
1,519	AGL Resources, Inc.	64,193
1,500	Alliant Energy Corp.	66,165
2,800	Ameren Corp.	92,764
5,780	American Electric Power Co., Inc.	238,772
2,500	American Water Works Co., Inc.	79,650
1,721	Aqua America, Inc.	37,948
1,100	Atmos Energy Corp.	36,685

Shares		Value
Utilities (continued)
1,000	Avista Corp.	$25,750
300	Black Hills Corp.	10,074
6,000	Calpine Corp. †	97,980
4,600	CenterPoint Energy, Inc.	92,414
100	Central Vermont Public Service Corp.	3,510
400	Cleco Corp.	15,240
2,350	CMS Energy Corp.	51,888
3,250	Consolidated Edison, Inc.	201,597
1,900	Constellation Energy Group, Inc.	75,373
6,040	Dominion Resources, Inc.	320,603
2,000	DTE Energy Co.	108,900
14,882	Duke Energy Corp.	327,404
1,448	Dynegy, Inc., Class A †	4,011
3,050	Edison International	126,270
890	Energen Corp.	44,500
2,050	Entergy Corp.	149,752
7,924	Exelon Corp.	343,664
4,280	FirstEnergy Corp.	189,604
16	Genie Energy, Ltd., Class B	127
9,479	GenOn Energy, Inc. †	24,740
1,305	Great Plains Energy, Inc.	28,423
750	Hawaiian Electric Industries, Inc.	19,860
500	IDACORP, Inc.	21,205
700	Integrys Energy Group, Inc.	37,926
600	ITC Holdings Corp.	45,528
2,125	MDU Resources Group, Inc.	45,603
950	National Fuel Gas Co.	52,801
5,010	NextEra Energy, Inc.	305,009
3,215	NiSource, Inc.	76,549
2,000	Northeast Utilities	72,140
2,425	NRG Energy, Inc. †	43,941
1,290	NSTAR	60,578
3,150	NV Energy, Inc.	51,502
1,400	OGE Energy Corp.	79,394
1,025	Oneok, Inc.	88,857
1,000	Ormat Technologies, Inc.	18,030
2,650	Pepco Holdings, Inc.	53,795
4,600	PG&E Corp.	189,612
700	Piedmont Natural Gas Co., Inc.	23,786
1,300	Pinnacle West Capital Corp.	62,634
700	PNM Resources, Inc.	12,761
800	Portland General Electric Co.	20,232
7,150	PPL Corp.	210,353
3,291	Progress Energy, Inc.	184,362
5,350	Public Service Enterprise Group, Inc.	176,604
2,200	Questar Corp.	43,692
1,379	SCANA Corp.	62,138
3,050	Sempra Energy	167,750
9,800	Southern Co.	453,642
2,700	TECO Energy, Inc.	51,678
1,300	UGI Corp.	38,220
933	Vectren Corp.	28,205
950	Westar Energy, Inc.	27,341
350	WGL Holdings, Inc.	15,477
2,700	Wisconsin Energy Corp.	94,392
6,025	Xcel Energy, Inc.	166,531
		6,053,192
Total Common Stock (Cost $95,864,777)		150,517,375

WARRANTS — 0.0%
6	Krispy Kreme Doughnuts, Inc., Expires 02/03/12 †	—
1	Magnum Hunter Resources Corp., Expires 08/29/14 † (b)	—

	Total Warrants (Cost $0)	—

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	December 31, 2011
Schedule of Investments

Shares		Value

SHORT-TERM INVESTMENT — 0.2%
334,814	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $334,814)	$334,814

Total Investments — 100.0%
(Cost $96,199,591)		150,852,189
Other Assets & Liabilities, Net — 0.0%		52,874
NET ASSETS — 100.0%		$150,905,063

†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of December 31, 2011.
(b)
Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $0
($ Thousands) and represented 0.0% of Net Assets.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason Schwarz, President
Jason Schwarz, President
(principal executive officer)

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason Schwarz, President
Jason Schwarz, President
(principal executive officer)

Date: February 28, 2013

By (Signature and Title)*	/s/ Michael Wauters, Treasurer
Michael Wauters, Treasurer
(principal financial officer)

Date: February 28, 2013

*	Print the name and title of each signing officer under his or her signature.